                                 Filed with the Securities and Exchange Commission on April 26, 2002
Registration No. 333-49478                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 3
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                   Post-Effective Amendment No. 3

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 May 1, 2002 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                 __ immediately upon filing pursuant to paragraph (b) of Rule 485
                                 X  on May 1, 2002   pursuant to paragraph (b) of Rule 485
                                                                           -------------
                                 __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                 __ on _________ pursuant to paragraph (a) (i) of Rule 485
                                 __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                 __ on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                __This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AS Apex

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia ApexSM, a flexible premium deferred annuity (the "Annuity") offered by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The  Annuity may be
offered as an individual  annuity  contract or as an interest in a group  annuity.  This  Prospectus  describes the important  features of the Annuity and what you should consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information that is available from us, without charge,  upon your request.  The contents of the  Statement of  Additional  Information  are  described on page 81. The Annuity or certain of its  investment options  and/or  features  may not be  available in all states.  Various  rights and  benefits  may differ  between states to meet  applicable  laws and/or  regulations.  Certain  terms are  capitalized  in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

===================================================================================================================
American Skandia offers several different  annuities which your investment  professional may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial situation,  your  age and how  you  intend  to use  the  annuity.  The  different  features  and  benefits  include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be  subject  to if you  choose to  surrender  the  annuity.  The fees and  charges  may also be  different between each annuity.
===================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender the Annuity or take a partial  withdrawal.  You  should  consider  your need to access  the  Annuity's  Account  Value  and  whether  the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for retirement  planning  because it allows you to accumulate  retirement  savings and also offers  annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits  that can  protect  your  retirement  savings  if you die during a period of  declining markets.  It may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth
IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an  investment  vehicle  for  "non-qualified"
investments.  The Annuity  allows you to invest your money in a number of  variable  investment  options as well as in one or more fixed investment options.

When an Annuity is purchased as a "non-qualified"  investment,  you generally are not taxed on any investment gains the Annuity earns until you make a withdrawal or begin to receive annuity  payments.  This feature,  referred to as
"tax-deferral",  can be  beneficial  to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains  each year  remains  invested  and can earn  additional  money.  However, because the Annuity is designed for long-term  retirement  savings, a 10% penalty tax may be applied on withdrawals you make  before you reach age 59 1/2.  Annuities  purchased  as a  non-qualified  investment  are not  subject to the maximum  contribution  limits that may apply to a  qualified  investment,  and are not subject to required  minimum distributions after age 701/2.

When an Annuity is purchased as a  "qualified"  investment,  you should  consider that the Annuity does not provide any tax advantages in addition to the preferential  treatment  already available through your retirement plan under the Internal  Revenue Code.  An Annuity may offer  features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime income options,  and the ability to make transfers between numerous variable  investment  options offered under the
Annuity.  You should  consult with your  investment  professional  as to whether the overall  benefits and costs of the Annuity are appropriate considering your overall financial plan.

These  annuities  are NOT deposits or  obligations  of, or issued,  guaranteed  or endorsed  by, any bank,  are NOT insured or guaranteed  by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal
Reserve Board or any other agency.  An investment in this annuity involves  investment  risks,  including  possible loss of value.

-------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------------------------------------------
                                   FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
ASAPEXPROS- (5/2002)                                                                                                      ASAPEXPROS

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium deferred  annuity." It is called "flexible  premium" because you have considerable  flexibility  in the  timing  and  amount of premium  payments.  Generally,  investors  "defer"
       receiving annuity payments until after an accumulation period.

|X|      This Annuity  offers both  variable and fixed  investment  options.  If you allocate your Account Value to variable  investment  options,  the  value of your  Annuity  will  vary  daily  to  reflect  the  investment performance  of the underlying  investment  options.  Fixed  investment  options of different  durations are offered that are  guaranteed by us, but may have a Market Value  Adjustment if you withdraw or transfer your
       Account Value before the Maturity Date.

|X|      The Annuity  features two distinct  periods - the  accumulation  period and the payout period.  During the accumulation  period your  Account  Value is  allocated  to one or more  investment  options.  The  variable investment  options,  each a Class 1 Sub-account  of American  Skandia Life Assurance  Corporation  Variable
       Account  B,  invest  in an  underlying  mutual  fund  portfolio.  Currently,  portfolios  of  the  following underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable Series, Wells Fargo
       Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP,
       First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.

|X|      During the payout period,  commonly called  "annuitization," you can elect to receive annuity payments (1)
       for life; (2) for life with a guaranteed minimum number of payments;  (3) based on joint lives; or (4) for a guaranteed number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This  Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X|      Annuity  Owners can purchase an optional life  insurance  rider called  Plus40(TM)which  provides an income tax-free life insurance  benefit to the Owner's  beneficiary(ies)  equal to 40% of the Account Value of your
       Annuity.

|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any charges.  Other product features allow you to access your Account Value as necessary,  although a charge may apply.  After Annuity Year 4, you are allowed to make unlimited  withdrawals  from your Annuity  without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of  charge.  We also offer  several  programs  that  enable you to manage  your  Account  Value as your financial needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $10,000.  We may allow you to make a lower initial  purchase payment provided you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least $10,000.  If the Annuity is owned by an individual or individuals,  the oldest of those persons must be age 85 or under.  If the Annuity is owned by an entity, the annuitant must be age 85 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                 GLOSSARY OF TERMS

Many terms used within this  Prospectus are described  within the text where they appear.  The description of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date, plus any earnings,  and/or less any losses,  distributions  and charges.  The Account Value is calculated before we assess any applicable  Contingent  Deferred Sales Charge  ("CDSC") and/or any Annual  Maintenance  Fee. The Account
Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire  Annuity.  The Account Value of each Fixed  Allocation on other than its Maturity
Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account  Value to one of the  available  annuity  options  to begin  receiving periodic  payments for life,  for a  guaranteed  minimum  number of payments or for life with a guaranteed  minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month  period  commencing on the Issue Date of the Annuity and each  successive  12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account Value that is to be credited a fixed rate of interest for a specified
Guarantee Period during the accumulation period.

Guarantee  Period:  A period of time during the  accumulation  period where we credit a fixed rate of interest on a
Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation plus all interest  credited to the Fixed  Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed Allocation on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an  Annuity  issued as an  individual  annuity  contract,  the Owner is either an  eligible  entity or person  named as having  ownership  rights in  relation to the  Annuity.  With an Annuity  issued as a  certificate under a group  annuity  contract,  the  "Owner"  refers to the person or entity  who has the  rights  and  benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available  upon  surrender  prior to the Annuity  Date. It equals the
Account Value as of the date we price the surrender minus any applicable CDSC,  Annual  Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange  is open for  trading or any other day the  Securities  and
Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against your
Annuity while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee,  Transfer
Fee,  the Tax Charge and any charge for  optional  benefits.  The charge  that is  assessed  against  the  variable investment  options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration of the Annuity.  Each underlying mutual fund portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The prospectus for each underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds. In certain states, a premium tax charge may be  applicable.  All of these fees and  expenses are  described  in more detail  within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
                                                               AMOUNT DEDUCTED/
---------------------------------------                      DESCRIPTION OF CHARGE                               WHEN DEDUCTED
              FEE/EXPENSE
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------

                                            Yr. 1        Yr. 2        Yr. 3        Yr. 4      Yrs. 5+
Contingent Deferred Sales Charge                                                                               Upon Surrender or
                                                                                                              Partial Withdrawal

---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------

                                            8.5%         8.0%         7.0%         6.0%        0.0%
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
                                           The charge is a percentage of the Purchase Payments being
                                          withdrawn where the time period is measured from the Issue
                                                               Date of Annuity.
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
Annual Maintenance Fee                               Smaller of $35 or 2% of Account Value                 Annually on the Annuity's
                                            (Only applicable if Account Value is $100,000 or less)         anniversary date or upon
                                                                                                                   surrender
---------------------------------------- -------------------------------------------------------------- --------------------------------
----------------------------------------
Transfer Fee                                                        $10.00                               After the 20th transfer each
                                                                                                                 Annuity Year
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
Tax Charge                                Depends on the requirements of the applicable jurisdiction                Various

---------------------------------------- -------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
---------------------------------------- -------------------------------------------------------------- --------------------------------
Mortality & Expense Risk Charge
                                                                     1.25%
Administration Charge                                                                                                Daily
                                                                     0.15%
Total Annual Charges of the                                                                             Applies to Variable Investment
Sub-accounts*                                   1.40% per year of the value of each Sub-account                  Options only

---------------------------------------- -------------------------------------------------------------- --------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the
"Insurance Charge" elsewhere in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.30% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL LIFE INSURANCE RIDER
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the  investment  management  fees,  other  expenses,  12b-1 fees (if  applicable),  and the total annual  expenses for each  underlying  mutual fund  ("Portfolio")  as of December 31, 2001,  except as noted.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net  assets.  For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other expenses are being  partially reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying  Portfolio's investment  management  fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.
The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset value.  Any footnotes about expenses  appear after the list of all the  Portfolios.  The underlying
Portfolio  information was provided by the underlying mutual funds and has not been  independently  verified by us.
See the  prospectuses  or statements of additional  information of the underlying  Portfolios for further  details.
The current  prospectus and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee         Net
                                                       Fees         Expenses                    Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimbursement Expenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Janus Mid-Cap Growth                            1.00%          0.26%          0.08%         1.34%          N/A         1.34%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST JanCap Growth                                   0.90%          0.14%          0.03%         1.07%         0.03%        1.04%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Equity Income                           0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                            0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                          0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                     0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                  0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                  0.75%         0.34%            N/A          1.09%          N/A         1.09%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee         Net
                                                       Fees         Expenses                    Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimbursement Expenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                       0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust (the "Trust") has agreed to reimburse and/or waive fees for  certain  Portfolios  until at least  April 30,  2003.  The  caption  "Total  Annual  Portfolio  Operating
     Expenses"  reflects the  Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual  Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.
     The Trust adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment  Company
     Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with  purchases  and  sales of  securities  held by  Portfolios  of the  Trust,  and to use  these commissions  to  promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the  Distribution  Plan, the staff of the  Securities  and Exchange  Commission  takes the position that  commission  amounts  received
     under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the  Portfolios.   The
     Distribution  Fee estimates are derived and annualized from data regarding  commission  amounts directed under the  Distribution  Plan for the fiscal year ended  December 31, 2001.  Although  there are no maximum  amounts allowable,  actual commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal  year of the Plan's  operations  may differ  from the amounts  listed in the above chart.
2        These Portfolios  commenced  operations on May 1, 2002.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated amounts for the fiscal year ending December 31, 2002.
4        Included  in the  charge  for Other  Expenses  is a fee of  0.325% of  average  daily net  assets  paid to
     American Skandia to reimburse it for  administrative  costs.  The investment  advisor has agreed to waive fees and  reimburse  expenses  through  September  30, 2003 in order to prevent  Total Annual  Portfolio  Operating
     Expenses (excluding  brokerage expenses and extraordinary  expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various costs and expenses you will incur with the
Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the Insurance  Charge,
Contingent  Deferred Sales Charges (when applicable),  the Annual  Maintenance Fee (when  applicable),  the charges deducted by the  underlying  Portfolios,  as well as the charges for the optional  benefits  that are offered under the Annuity.  The Securities and Exchange Commission ("SEC") requires these examples.

Below  are  examples  showing  what you  would pay in  expenses  at the end of the  stated  time  periods  for each
Sub-account had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The  examples  shown  assume  that:  (a) you  only  allocate  Account  Value  to the  Sub-accounts,  not to a Fixed
Allocation;  (b) the  Insurance  Charge is  assessed  as 1.40%  per  year;  (c) the  Annual  Maintenance  Fee (when applicable)  is reflected as an  asset-based  charge based on an assumed  average  contract  size;  (d) you make no withdrawals of Account Value during the period shown;  (e) you make no transfers,  withdrawals,  surrender or other transactions  for which we charge a fee for during the period shown;  (f) no tax charge  applies;  (g) the expenses for the underlying  Portfolios  reflect the continued waiver of fees or  reimbursement of expenses  throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying Mutual
Fund Portfolio Annual  Expenses");  and (h) the charges for the optional benefits are reflected as charges equal to
0.25%  for the  Guaranteed  Return  Option,  0.25%  for the  Enhanced  Beneficiary  Protection  and  0.30%  for the
Guaranteed  Minimum  Death  Benefit.  The charges for the  optional  benefits  are  deducted on an annual  basis in arrears.  Amounts shown in the examples are rounded to the nearest dollar.

Expense Examples are provided as follows:  1.) for the basic Annuity contract  without any optional  benefits;  2.)
for the basic Annuity  contract  assuming that you elect one of the following:  the Guaranteed  Return Option,  the
Enhanced  Beneficiary  Protection or the  Guaranteed  Minimum  Death  Benefit;  3.) for the basic Annuity  contract assuming you elect both the  Guaranteed  Return  Option and the Enhanced  Beneficiary  Protection;  and 4.) for the
basic  Annuity  contract  assuming you elect both the  Guaranteed  Return Option and the  Guaranteed  Minimum Death
Benefit.  You cannot  purchase the Enhanced  Beneficiary  Protection  with any other optional death benefit or life insurance  rider.  Unlike the annual charge for either the  Guaranteed  Return  Option or the Enhanced  Beneficiary
Protection,  the annual charge for the  Guaranteed  Minimum Death Benefit is based on the Death Benefit and not the
Account Value.

Expense  Examples  are not  provided  for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by
American  Skandia's  general  account  and is not  subject  to, or  registered  as a  security  under,  either  the
Securities  Act of 1933 or the  Investment  Company  Act of 1940 and because  Owners can pay the annual,  age-based charge  through  funds  outside of the  Annuity.  If the Owner  elects to pay the annual  charge from the  Annuity, charges are deducted as a partial  withdrawal from the Annuity,  subject to applicable  taxes.  Please refer to the
Appendix for a detailed description of this Rider.

THE EXAMPLES ARE ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION  OF PAST OR FUTURE EXPENSES OF
THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

If your Account Value is $100,000 or higher, so that the Annual Maintenance Fee does not apply.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Strong International Equity            26       80      137      290      29      88       149     314      29       88      149      314      29      90       153     325
AST American Century International         27       84      143      303      30      92       156     328      30       92      156      328      31      94       160     338
Growth
AST DeAM International Equity              26       81      138      293      29      88       150     317      29       88      150      317      29      90       154     327
AST MFS Global Equity                      29       88      149      314      31      95       162     339      31       95      162      339      32      97       166     350
AST PBHG Small-Cap Growth                  26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     325
AST DeAM Small-Cap Growth                  26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     325
AST Federated Aggressive Growth            28       86      147      310      31      94       159     334      31       94      159      334      31      96       163     345
AST Goldman Sachs Small Cap Value          26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     329
AST Gabelli Small-Cap Value                25       78      133      283      28      86       146     308      28       86      146      308      29      88       150     319
AST DeAM Small-Cap Value                   25       77      132      280      28      85       144     304      28       85      144      304      28      87       148     315
AST Janus Mid-Cap Growth                   28       86      147      310      31      94       159     334      31       94      159      334      31      96       163     344
AST Neuberger Berman Mid-Cap Growth        26       79      135      287      28      87       148     311      28       87      148      311      29      89       152     323
AST Neuberger Berman Mid-Cap Value         27       82      140      297      29      90       153     321      29       90      153      321      30      92       157     333
AST Alger All-Cap Growth                   27       82      140      296      29      89       152     320      29       89      152      320      30      91       156     331
AST Gabelli All-Cap Value                  27       82      140      296      29      89       152     320      29       89      152      320      30      91       156     331
AST T. Rowe Price Natural Resources        26       79      135      287      28      86       147     310      28       86      147      310      29      89       152     322
AST Alliance Growth                        26       80      136      288      28      87       148     313      28       87      148      313      29      89       152     323
AST MFS Growth                             26       79      135      287      28      86       147     310      28       86      147      310      29      89       152     322
AST Marsico Capital Growth                 25       77      132      281      28      85       145     307      28       85      145      307      28      87       148     316
AST JanCap Growth                          25       77      132      280      28      85       144     304      28       85      144      304      28      87       148     315
AST DeAM Large-Cap Growth                  24       75      128      274      27      83       142     300      27       83      142      300      28      85       146     311
AST DeAM Large-Cap Value                   24       75      128      274      27      83       142     300      27       83      142      300      28      85       146     311
AST Alliance/Bernstein Growth + Value      28       86      147      310      31      94       159     334      31       94      159      334      31      96       163     345
AST Sanford Bernstein Core Value           26       80      137      290      29      88       150     315      29       88      150      315      29      90       153     325
AST Cohen & Steers Realty                  27       82      140      297      29      89       152     320      29       89      152      320      30      92       157     332
AST Sanford Bernstein Managed Index 500    22       69      118      253      25      77       131     279      25       77      131      279      25      78       134     288
AST American Century Income & Growth       24       74      126      269      27      82       139     295      27       82      139      295      27      84       143     305
AST Alliance Growth and Income             24       74      126      269      27      82       139     295      27       82      139      295      27      84       143     305
AST MFS Growth with Income                 26       79      135      287      28      86       147     310      28       86      147      310      29      89       152     322
AST INVESCO Equity Income                  24       73      125      267      26      80       137     291      26       80      137      291      27      83       142     302
AST DeAM Global Allocation                 17       53      91       198      20      61       105     227      20       61      105      227      20      63       108     235
AST American Century Strategic Balanced    25       78      133      283      28      86       146     308      28       86      146      308      29      88       150     319
AST T. Rowe Price Asset Allocation         26       79      134      285      28      86       147     310      28       86      147      310      29      88       151     321
AST T. Rowe Price Global Bond              25       78      133      283      28      86       146     308      28       86      146      308      29      88       150     319
AST Federated High Yield                   24       74      127      270      27      82       140     296      27       82      140      296      27      84       143     305
AST Lord Abbett Bond-Debenture             26       79      134      285      28      86       147     310      28       86      147      310      29      88       151     321
AST DeAM Bond                              24       73      125      267      26      81       138     293      26       81      138      293      27      83       142     303
AST PIMCO Total Return Bond                22       69      118      254      25      77       132     280      25       77      132      280      26      79       135     290
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            23       70      120      257      25      78       133     283      25       78      133      283      26      80       137     293
AST Money Market                           20       63      108      233      23      71       122     260      23       71      122      260      24      73       125     270

MV Emerging Markets                        31       96      163      341      34      104      176     365      34       104     176      365      35      106      180     377

WFVT Equity Income                         25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311

INVESCO VIF Dynamics                       25       78      133      283      28      86       146     308      28       86      146      308      29      88       150     319
INVESCO VIF Technology                     25       78      133      282      28      85       145     307      28       85      145      307      28      87       149     317
INVESCO VIF Health Sciences                25       77      132      281      28      85       145     307      28       85      145      307      28      87       148     316
INVESCO VIF Financial Services             25       78      133      282      28      85       145     307      28       85      145      307      28      87       149     317
INVESCO VIF Telecommunications             26       79      134      285      28      86       147     310      28       86      147      310      29      88       151     320

Evergreen VA Global Leaders                25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
Evergreen VA Special Equity                25       76      130      277      27      84       143     303      27       84      143      303      28      86       147     313
Evergreen VA Omega                         22       67      115      247      24      75       128     273      24       75      128      273      25      77       132     283

ProFund VP Europe 30                       34      103      174      362      36      110      186     385      36       110     186      385      37      112      190     395
ProFund VP Asia 30                         34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401
ProFund VP Japan                           34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401
ProFund VP Banks                           34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Basic Materials                 34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Biotechnology                   35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Consumer Cyclical               34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Consumer Non-Cyclical           34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Energy                          35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Financial                       35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Healthcare                      35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Industrial                      34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Internet                        34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Pharmaceuticals                 34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Precious Metals                 34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Real Estate                     35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Semiconductor                   34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Technology                      35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Telecommunications              35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Utilities                       35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP Bull                            35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Bear                            34      103      174      362      36      110      186     385      36       110     186      385      37      112      190     395
ProFund VP Bull Plus                       34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401
ProFund VP OTC                             34      103      174      363      36      110      186     385      36       110     186      385      37      113      191     397
ProFund VP Short OTC                       34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401
ProFund VP UltraOTC                        34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401
ProFund VP Mid-Cap Value                   34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP Mid-Cap Growth                  34      104      176      367      37      112      189     390      37       112     189      390      38      115      194     403
ProFund VP UltraMid-Cap                    35      106      179      370      37      113      190     391      37       113     190      391      38      115      194     402
ProFund VP Small-Cap Value                 35      106      179      370      37      113      190     391      37       113     190      391      38      115      194     402
ProFund VP Small-Cap Growth                35      106      179      370      37      113      190     391      37       113     190      391      38      115      194     402
ProFund VP UltraSmall-Cap                  35      106      179      370      37      113      191     392      37       113     191      392      38      115      194     403
ProFund VP U.S. Government Plus            32       97      164      343      34      104      176     366      34       104     176      366      35      107      181     378
ProFund VP Rising Rates Opportunity        34      104      176      366      37      112      189     390      37       112     189      390      37      114      193     401

First Trust(R)10 Uncommon Values           28       87      148      311      31      94       160     335      31       94      160      335      32      97       165     347

SP Jennison International Growth           31       95      161      338      34      103      174     362      34       103     174      362      34      105      178     373
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST Strong International Equity            31       95      161     338      32       97       165     348
AST American Century International         33      100      169     352      33       101      172     361
Growth
AST DeAM International Equity              31       96      163     341      32       98       167     351
AST MFS Global Equity                      34      103      174     362      34       105      178     373
AST PBHG Small-Cap Growth                  31       95      162     340      32       98       167     351
AST DeAM Small-Cap Growth                  31       95      162     340      32       98       167     351
AST Federated Aggressive Growth            33      101      171     357      34       103      175     368
AST Goldman Sachs Small Cap Value          32       97      164     342      32       98       167     353
AST Gabelli Small-Cap Value                31       94      159     333      31       95       162     343
AST DeAM Small-Cap Value                   30       92      156     328      31       94       160     339
AST Janus Mid-Cap Growth                   33      101      171     357      34       103      175     367
AST Neuberger Berman Mid-Cap Growth        31       95      161     336      32       97       165     347
AST Neuberger Berman Mid-Cap Value         32       98      166     346      33       100      170     357
AST Alger All-Cap Growth                   32       97      164     344      32       99       168     354
AST Gabelli All-Cap Value                  32       97      164     344      32       99       168     354
AST T. Rowe Price Natural Resources        31       94      160     335      31       96       163     345
AST Alliance Growth                        31       95      161     338      32       97       165     348
AST MFS Growth                             31       94      160     335      31       96       163     345
AST Marsico Capital Growth                 30       92      157     330      31       95       162     341
AST JanCap Growth                          30       92      156     328      31       94       160     339
AST DeAM Large-Cap Growth                  30       91      154     324      30       93       158     334
AST DeAM Large-Cap Value                   30       91      154     324      30       93       158     334
AST Alliance/Bernstein Growth + Value      33      101      171     357      34       103      175     368
AST Sanford Bernstein Core Value           31       95      162     339      32       98       167     351
AST Cohen & Steers Realty                  32       97      165     345      32       99       168     355
AST Sanford Bernstein Managed Index 500    27       84      143     303      28       86       147     313
AST American Century Income & Growth       29       89      152     319      30       91       156     330
AST Alliance Growth and Income             29       89      152     319      30       91       156     330
AST MFS Growth with Income                 31       94      160     335      31       96       163     345
AST INVESCO Equity Income                  29       88      150     317      29       90       153     326
AST DeAM Global Allocation                 22       68      117     251      23       71       122     262
AST American Century Strategic Balanced    31       94      159     333      31       95       162     343
AST T. Rowe Price Asset Allocation         31       94      159     334      31       96       163     345
AST T. Rowe Price Global Bond              31       94      159     333      31       95       162     343
AST Federated High Yield                   29       89      152     320      30       91       156     331
AST Lord Abbett Bond-Debenture             31       94      159     334      31       96       163     345
AST DeAM Bond                              29       89      151     318      29       90       154     327
AST PIMCO Total Return Bond                28       85      144     304      28       87       148     315
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            28       86      146      308      29      88       150     319
AST Money Market                           26       79      134      285      26      80       137     294

MV Emerging Markets                        37      111      187      386      37      113      191     398

WFVT Equity Income                         30       91      155      325      30      93       158     335

INVESCO VIF Dynamics                       31       94      159      333      31      95       162     343
INVESCO VIF Technology                     30       93      158      331      31      95       162     342
INVESCO VIF Health Sciences                30       92      157      330      31      95       162     341
INVESCO VIF Financial Services             30       93      158      331      31      95       162     342
INVESCO VIF Telecommunications             31       94      159      334      31      96       163     344

Evergreen VA Global Leaders                30       91      155      325      30      93       158     335
Evergreen VA Special Equity                30       92      156      328      31      94       160     338
Evergreen VA Omega                         27       82      140      297      27      84       144     307

ProFund VP Europe 30                       39      118      198      407      39      119      202     418
ProFund VP Asia 30                         39      119      200      410      40      121      204     422
ProFund VP Japan                           39      119      200      410      40      121      204     422
ProFund VP Banks                           40      120      202      413      40      122      206     425
ProFund VP Basic Materials                 40      120      202      413      40      122      206     425
ProFund VP Biotechnology                   40      120      202      414      40      122      206     425
ProFund VP Consumer Cyclical               40      120      202      413      40      122      206     425
ProFund VP Consumer Non-Cyclical           40      120      202      413      40      122      206     425
ProFund VP Energy                          40      120      202      414      40      122      206     425
ProFund VP Financial                       40      120      202      414      40      122      206     425
ProFund VP Healthcare                      40      120      202      414      40      122      206     425
ProFund VP Industrial                      40      120      202      413      40      122      206     425
ProFund VP Internet                        40      120      202      413      40      122      206     425
ProFund VP Pharmaceuticals                 40      120      202      413      40      122      206     425
ProFund VP Precious Metals                 40      120      202      413      40      122      206     425
ProFund VP Real Estate                     40      120      202      414      40      122      206     425
ProFund VP Semiconductor                   40      120      202      413      40      122      206     425
ProFund VP Technology                      40      120      202      414      40      122      206     425
ProFund VP Telecommunications              40      120      202      414      40      122      206     425
ProFund VP Utilities                       40      120      202      414      40      122      206     425
ProFund VP Bull                            40      120      202      414      40      122      206     425
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Bear                            39      118      198      407      39      119      202     418
ProFund VP Bull Plus                       39      119      200      410      40      121      204     422
ProFund VP OTC                             39      118      199      408      40      121      204     420
ProFund VP Short OTC                       39      119      201      412      40      121      205     424
ProFund VP UltraOTC                        39      119      201      412      40      121      205     424
ProFund VP Mid-Cap Value                   40      120      202      413      40      122      206     425
ProFund VP Mid-Cap Growth                  40      120      202      413      40      122      206     425
ProFund VP UltraMid-Cap                    40      120      202      414      40      122      206     425
ProFund VP Small-Cap Value                 40      120      202      414      40      122      206     425
ProFund VP Small-Cap Growth                40      120      202      414      40      122      206     425
ProFund VP UltraSmall-Cap                  40      120      202      414      40      122      206     425
ProFund VP U.S. Government Plus            37      112      189      390      37      114      193     401
ProFund VP Rising Rates Opportunity        39      119      201      412      40      121      205     424

First Trust(R)10 Uncommon Values           33      102      173      360      34      104      177     370

SP Jennison International Growth           36      110      186      385      37      112      190     395
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Strong International Equity            111     150      137     290      114      158      149     314      114      158     149     314      114      160      153     325
AST American Century International         112     154      143     303      115      162      156     328      115      162     156     328      116      164      160     338
Growth
AST DeAM International Equity              111     151      138     293      114      158      150     317      114      158     150     317      114      160      154     327
AST MFS Global Equity                      114     158      149     314      116      165      162     339      116      165     162     339      117      167      166     350
AST PBHG Small-Cap Growth                  111     150      137     291      114      158      150     317      114      158     150     317      114      160      153     325
AST DeAM Small-Cap Growth                  111     150      137     291      114      158      150     317      114      158     150     317      114      160      153     325
AST Federated Aggressive Growth            113     156      147     310      116      164      159     334      116      164     159     334      116      166      163     345
AST Goldman Sachs Small Cap Value          111     151      138     293      114      159      151     318      114      159     151     318      115      161      155     329
AST Gabelli Small-Cap Value                110     148      133     283      113      156      146     308      113      156     146     308      114      158      150     319
AST DeAM Small-Cap Value                   110     147      132     280      113      155      144     304      113      155     144     304      113      157      148     315
AST Janus Mid-Cap Growth                   113     156      147     310      116      164      159     334      116      164     159     334      116      166      163     344
AST Neuberger Berman Mid-Cap Growth        111     149      135     287      113      157      148     311      113      157     148     311      114      159      152     323
AST Neuberger Berman Mid-Cap Value         112     152      140     297      114      160      153     321      114      160     153     321      115      162      157     333
AST Alger All-Cap Growth                   112     152      140     296      114      159      152     320      114      159     152     320      115      161      156     331
AST Gabelli All-Cap Value                  112     152      140     296      114      159      152     320      114      159     152     320      115      161      156     331
AST T. Rowe Price Natural Resources        111     149      135     287      113      156      147     310      113      156     147     310      114      159      152     322
AST Alliance Growth                        111     150      136     288      113      157      148     313      113      157     148     313      114      159      152     323
AST MFS Growth                             111     149      135     287      113      156      147     310      113      156     147     310      114      159      152     322
AST Marsico Capital Growth                 110     147      132     281      113      155      145     307      113      155     145     307      113      157      148     316
AST JanCap Growth                          110     147      132     280      113      155      144     304      113      155     144     304      113      157      148     315
AST DeAM Large-Cap Growth                  109     145      128     274      112      153      142     300      112      153     142     300      113      155      146     311
AST DeAM Large-Cap Value                   109     145      128     274      112      153      142     300      112      153     142     300      113      155      146     311
AST Alliance/Bernstein Growth + Value      113     156      147     310      116      164      159     334      116      164     159     334      116      166      163     345
AST Sanford Bernstein Core Value           111     150      137     290      114      158      150     315      114      158     150     315      114      160      153     325
AST Cohen & Steers Realty                  112     152      140     297      114      159      152     320      114      159     152     320      115      162      157     332
AST Sanford Bernstein Managed Index 500    107     139      118     253      110      147      131     279      110      147     131     279      110      148      134     288
AST American Century Income & Growth       109     144      126     269      112      152      139     295      112      152     139     295      112      154      143     305
AST Alliance Growth and Income             109     144      126     269      112      152      139     295      112      152     139     295      112      154      143     305
AST MFS Growth with Income                 111     149      135     287      113      156      147     310      113      156     147     310      114      159      152     322
AST INVESCO Equity Income                  109     143      125     267      111      150      137     291      111      150     137     291      112      153      142     302
AST DeAM Global Allocation                 102     123      91      198      105      131      105     227      105      131     105     227      105      133      108     235
AST American Century Strategic Balanced    110     148      133     283      113      156      146     308      113      156     146     308      114      158      150     319
AST T. Rowe Price Asset Allocation         111     149      134     285      113      156      147     310      113      156     147     310      114      158      151     321
AST T. Rowe Price Global Bond              110     148      133     283      113      156      146     308      113      156     146     308      114      158      150     319
AST Federated High Yield                   109     144      127     270      112      152      140     296      112      152     140     296      112      154      143     305
AST Lord Abbett Bond-Debenture             111     149      134     285      113      156      147     310      113      156     147     310      114      158      151     321
AST DeAM Bond                              109     143      125     267      111      151      138     293      111      151     138     293      112      153      142     303
AST PIMCO Total Return Bond                107     139      118     254      110      147      132     280      110      147     132     280      111      149      135     290
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            108     140      120      257     110      148      133     283      110      148     133      283     111      150      137     293
AST Money Market                           105     133      108      233     108      141      122     260      108      141     122      260     109      143      125     270

MV Emerging Markets                        116     166      163      341     119      174      176     365      119      174     176      365     120      176      180     377

WFVT Equity Income                         110     146      129      275     112      153      142     300      112      153     142      300     113      155      146     311

INVESCO VIF Dynamics                       110     148      133      283     113      156      146     308      113      156     146      308     114      158      150     319
INVESCO VIF Technology                     110     148      133      282     113      155      145     307      113      155     145      307     113      157      149     317
INVESCO VIF Health Sciences                110     147      132      281     113      155      145     307      113      155     145      307     113      157      148     316
INVESCO VIF Financial Services             110     148      133      282     113      155      145     307      113      155     145      307     113      157      149     317
INVESCO VIF Telecommunications             111     149      134      285     113      156      147     310      113      156     147      310     114      158      151     320

Evergreen VA Global Leaders                110     146      129      275     112      153      142     300      112      153     142      300     113      155      146     311
Evergreen VA Special Equity                110     146      130      277     112      154      143     303      112      154     143      303     113      156      147     313
Evergreen VA Omega                         107     137      115      247     109      145      128     273      109      145     128      273     110      147      132     283

ProFund VP Europe 30                       119     173      174      362     121      180      186     385      121      180     186      385     122      182      190     395
ProFund VP Asia 30                         119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401
ProFund VP Japan                           119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401
ProFund VP Banks                           119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Basic Materials                 119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Biotechnology                   120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Consumer Cyclical               119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Consumer Non-Cyclical           119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Energy                          120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Financial                       120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Healthcare                      120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Industrial                      119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Internet                        119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Pharmaceuticals                 119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Precious Metals                 119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Real Estate                     120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Semiconductor                   119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Technology                      120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Telecommunications              120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Utilities                       120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP Bull                            120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Bear                            119     173      174      362     121      180      186     385      121      180     186      385     122      182      190     395
ProFund VP Bull Plus                       119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401
ProFund VP OTC                             119     173      174      363     121      180      186     385      121      180     186      385     122      183      191     397
ProFund VP Short OTC                       119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401
ProFund VP UltraOTC                        119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401
ProFund VP Mid-Cap Value                   119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP Mid-Cap Growth                  119     174      176      367     122      182      189     390      122      182     189      390     123      185      194     403
ProFund VP UltraMid-Cap                    120     176      179      370     122      183      190     391      122      183     190      391     123      185      194     402
ProFund VP Small-Cap Value                 120     176      179      370     122      183      190     391      122      183     190      391     123      185      194     402
ProFund VP Small-Cap Growth                120     176      179      370     122      183      190     391      122      183     190      391     123      185      194     402
ProFund VP UltraSmall-Cap                  120     176      179      370     122      183      191     392      122      183     191      392     123      185      194     403
ProFund VP U.S. Government Plus            117     167      164      343     119      174      176     366      119      174     176      366     120      177      181     378
ProFund VP Rising Rates Opportunity        119     174      176      366     122      182      189     390      122      182     189      390     122      184      193     401

First Trust(R)10 Uncommon Values           113     157      148      311     116      164      160     335      116      164     160      335     117      167      165     347

SP Jennison International Growth           116     165      161      338     119      173      174     362      119      173     174      362     119      175      178     373
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST Strong International Equity            116     165      161     338      117      167      165     348
AST American Century International         118     170      169     352      118      171      172     361
Growth
AST DeAM International Equity              116     166      163     341      117      168      167     351
AST MFS Global Equity                      119     173      174     362      119      175      178     373
AST PBHG Small-Cap Growth                  116     165      162     340      117      168      167     351
AST DeAM Small-Cap Growth                  116     165      162     340      117      168      167     351
AST Federated Aggressive Growth            118     171      171     357      119      173      175     368
AST Goldman Sachs Small Cap Value          117     167      164     342      117      168      167     353
AST Gabelli Small-Cap Value                116     164      159     333      116      165      162     343
AST DeAM Small-Cap Value                   115     162      156     328      116      164      160     339
AST Janus Mid-Cap Growth                   118     171      171     357      119      173      175     367
AST Neuberger Berman Mid-Cap Growth        116     165      161     336      117      167      165     347
AST Neuberger Berman Mid-Cap Value         117     168      166     346      118      170      170     357
AST Alger All-Cap Growth                   117     167      164     344      117      169      168     354
AST Gabelli All-Cap Value                  117     167      164     344      117      169      168     354
AST T. Rowe Price Natural Resources        116     164      160     335      116      166      163     345
AST Alliance Growth                        116     165      161     338      117      167      165     348
AST MFS Growth                             116     164      160     335      116      166      163     345
AST Marsico Capital Growth                 115     162      157     330      116      165      162     341
AST JanCap Growth                          115     162      156     328      116      164      160     339
AST DeAM Large-Cap Growth                  115     161      154     324      115      163      158     334
AST DeAM Large-Cap Value                   115     161      154     324      115      163      158     334
AST Alliance/Bernstein Growth + Value      118     171      171     357      119      173      175     368
AST Sanford Bernstein Core Value           116     165      162     339      117      168      167     351
AST Cohen & Steers Realty                  117     167      165     345      117      169      168     355
AST Sanford Bernstein Managed Index 500    112     154      143     303      113      156      147     313
AST American Century Income & Growth       114     159      152     319      115      161      156     330
AST Alliance Growth and Income             114     159      152     319      115      161      156     330
AST MFS Growth with Income                 116     164      160     335      116      166      163     345
AST INVESCO Equity Income                  114     158      150     317      114      160      153     326
AST DeAM Global Allocation                 107     138      117     251      108      141      122     262
AST American Century Strategic Balanced    116     164      159     333      116      165      162     343
AST T. Rowe Price Asset Allocation         116     164      159     334      116      166      163     345
AST T. Rowe Price Global Bond              116     164      159     333      116      165      162     343
AST Federated High Yield                   114     159      152     320      115      161      156     331
AST Lord Abbett Bond-Debenture             116     164      159     334      116      166      163     345
AST DeAM Bond                              114     159      151     318      114      160      154     327
AST PIMCO Total Return Bond                113     155      144     304      113      157      148     315
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            113     156      146      308     114      158      150     319
AST Money Market                           111     149      134      285     111      150      137     294

MV Emerging Markets                        122     181      187      386     122      183      191     398

WFVT Equity Income                         115     161      155      325     115      163      158     335

INVESCO VIF Dynamics                       116     164      159      333     116      165      162     343
INVESCO VIF Technology                     115     163      158      331     116      165      162     342
INVESCO VIF Health Sciences                115     162      157      330     116      165      162     341
INVESCO VIF Financial Services             115     163      158      331     116      165      162     342
INVESCO VIF Telecommunications             116     164      159      334     116      166      163     344

Evergreen VA Global Leaders                115     161      155      325     115      163      158     335
Evergreen VA Special Equity                115     162      156      328     116      164      160     338
Evergreen VA Omega                         112     152      140      297     112      154      144     307

ProFund VP Europe 30                       124     188      198      407     124      189      202     418
ProFund VP Asia 30                         124     189      200      410     125      191      204     422
ProFund VP Japan                           124     189      200      410     125      191      204     422
ProFund VP Banks                           125     190      202      413     125      192      206     425
ProFund VP Basic Materials                 125     190      202      413     125      192      206     425
ProFund VP Biotechnology                   125     190      202      414     125      192      206     425
ProFund VP Consumer Cyclical               125     190      202      413     125      192      206     425
ProFund VP Consumer Non-Cyclical           125     190      202      413     125      192      206     425
ProFund VP Energy                          125     190      202      414     125      192      206     425
ProFund VP Financial                       125     190      202      414     125      192      206     425
ProFund VP Healthcare                      125     190      202      414     125      192      206     425
ProFund VP Industrial                      125     190      202      413     125      192      206     425
ProFund VP Internet                        125     190      202      413     125      192      206     425
ProFund VP Pharmaceuticals                 125     190      202      413     125      192      206     425
ProFund VP Precious Metals                 125     190      202      413     125      192      206     425
ProFund VP Real Estate                     125     190      202      414     125      192      206     425
ProFund VP Semiconductor                   125     190      202      413     125      192      206     425
ProFund VP Technology                      125     190      202      414     125      192      206     425
ProFund VP Telecommunications              125     190      202      414     125      192      206     425
ProFund VP Utilities                       125     190      202      414     125      192      206     425
ProFund VP Bull                            125     190      202      414     125      192      206     425
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Bear                            124     188      198      407     124      189      202     418
ProFund VP Bull Plus                       124     189      200      410     125      191      204     422
ProFund VP OTC                             124     188      199      408     125      191      204     420
ProFund VP Short OTC                       124     189      201      412     125      191      205     424
ProFund VP UltraOTC                        124     189      201      412     125      191      205     424
ProFund VP Mid-Cap Value                   125     190      202      413     125      192      206     425
ProFund VP Mid-Cap Growth                  125     190      202      413     125      192      206     425
ProFund VP UltraMid-Cap                    125     190      202      414     125      192      206     425
ProFund VP Small-Cap Value                 125     190      202      414     125      192      206     425
ProFund VP Small-Cap Growth                125     190      202      414     125      192      206     425
ProFund VP UltraSmall-Cap                  125     190      202      414     125      192      206     425
ProFund VP U.S. Government Plus            122     182      189      390     122      184      193     401
ProFund VP Rising Rates Opportunity        124     189      201      412     125      191      205     424

First Trust(R)10 Uncommon Values           118     172      173      360     119      174      177     370

SP Jennison International Growth           121     180      186      385     122      182      190     395
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

If your Account Value is less than $100,000, so that the Annual Maintenance Fee does apply.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Strong International Equity            27       83      141      298      30      91       154     323      30       91      154      323      30      93       158     334
AST American Century International         29       88      149      312      31      95       161     336      31       95      161      336      32      97       165     347
Growth
AST DeAM International Equity              27       84      143      301      30      91       155     325      30       91      155      325      31      94       160     337
AST MFS Global Equity                      30       91      154      324      32      98       166     347      32       98      166      347      33      101      171     359
AST PBHG Small-Cap Growth                  27       83      142      300      30      91       155     325      30       91      155      325      30      93       158     335
AST DeAM Small-Cap Growth                  27       83      142      300      30      91       155     325      30       91      155      325      30      93       158     335
AST Federated Aggressive Growth            29       89      152      319      32      97       164     343      32       97      164      343      32      99       168     354
AST Goldman Sachs Small Cap Value          27       84      143      301      30      92       156     328      30       92      156      328      31      94       160     338
AST Gabelli Small-Cap Value                26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     328
AST DeAM Small-Cap Value                   26       80      136      288      29      88       149     314      29       88      149      314      29      90       153     324
AST Janus Mid-Cap Growth                   29       89      151      318      32      97       164     342      32       97      164      342      32      99       168     353
AST Neuberger Berman Mid-Cap Growth        27       82      140      297      29      90       153     321      29       90      153      321      30      92       157     332
AST Neuberger Berman Mid-Cap Value         28       85      145      307      30      93       158     331      30       93      158      331      31      95       162     341
AST Alger All-Cap Growth                   28       85      144      304      30      92       157     329      30       92      157      329      31      94       161     339
AST Gabelli All-Cap Value                  28       85      144      304      30      92       157     329      30       92      157      329      31      94       161     339
AST T. Rowe Price Natural Resources        27       82      140      296      29      89       152     320      29       89      152      320      30      92       157     331
AST Alliance Growth                        27       83      141      298      30      91       154     322      30       91      154      322      30      92       157     333
AST MFS Growth                             27       82      140      296      29      89       152     320      29       89      152      320      30      92       157     331
AST Marsico Capital Growth                 26       80      137      290      29      88       150     315      29       88      150      315      29      90       153     325
AST JanCap Growth                          26       80      136      288      29      88       149     314      29       88      149      314      29      90       153     324
AST DeAM Large-Cap Growth                  26       79      134      284      28      86       146     308      28       86      146      308      29      88       150     318
AST DeAM Large-Cap Value                   26       79      134      284      28      86       146     308      28       86      146      308      29      88       150     318
AST Alliance/Bernstein Growth + Value      29       89      152      319      32      97       164     343      32       97      164      343      32      99       168     354
AST Sanford Bernstein Core Value           27       83      142      300      30      91       154     324      30       91      154      324      30      93       158     334
AST Cohen & Steers Realty                  28       85      145      306      30      92       157     329      30       92      157      329      31      95       162     341
AST Sanford Bernstein Managed Index 500    23       72      123      262      26      80       136     288      26       80      136      288      27      82       140     298
AST American Century Income & Growth       25       77      131      278      28      85       144     304      28       85      144      304      28      87       148     314
AST Alliance Growth and Income             25       77      131      278      28      85       144     304      28       85      144      304      28      87       148     314
AST MFS Growth with Income                 27       82      140      296      29      89       152     320      29       89      152      320      30      92       157     331
AST INVESCO Equity Income                  25       76      130      276      27      83       142     300      27       83      142      300      28      86       147     312
AST DeAM Global Allocation                 18       56      96       208      21      64       110     235      21       64      110      235      21      66       113     244
AST American Century Strategic Balanced    26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     328
AST T. Rowe Price Asset Allocation         27       82      139      294      29      89       152     319      29       89      152      319      30      91       156     330
AST T. Rowe Price Global Bond              26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     328
AST Federated High Yield                   25       77      132      280      28      85       144     304      28       85      144      304      28      87       148     315
AST Lord Abbett Bond-Debenture             27       82      139      294      29      89       152     319      29       89      152      319      30      91       156     330
AST DeAM Bond                              25       76      130      277      27      84       143     301      27       84      143      301      28      86       147     312
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST PIMCO Total Return Bond                23       72      123      263      26      80       136     288      26       80      136      288      27      82       140     299
AST PIMCO Limited Maturity Bond            24       73      125      267      26      81       138     293      26       81      138      293      27      83       142     303
AST Money Market                           21       66      113      241      24      74       126     268      24       74      126      268      25      76       130     278

MV Emerging Markets                        32       99      168      350      35      107      181     375      35       107     181      375      36      109      184     384

WFVT Equity Income                         26       79      134      284      28      86       147     310      28       86      147      310      29      88       151     320

INVESCO VIF Dynamics                       26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     328
INVESCO VIF Technology                     26       81      138      291      29      88       150     316      29       88      150      316      29      90       154     326
INVESCO VIF Health Sciences                26       80      137      290      29      88       150     315      29       88      150      315      29      90       153     325
INVESCO VIF Financial Services             26       81      138      291      29      88       150     316      29       88      150      316      29      90       154     326
INVESCO VIF Telecommunications             27       82      139      294      29      89       151     318      29       89      151      318      30      91       155     328

Evergreen VA Global Leaders                26       79      134      284      28      86       147     310      28       86      147      310      29      88       151     320
Evergreen VA Special Equity                26       80      136      288      29      88       149     312      29       88      149      312      29      89       152     323
Evergreen VA Omega                         23       70      120      256      25      78       133     281      25       78      133      281      26      80       137     292

ProFund VP Europe 30                       35      106      179      370      37      113      191     392      37       113     191      392      38      115      195     404
ProFund VP Asia 30                         35      107      181      375      38      115      193     397      38       115     193      397      38      116      197     409
ProFund VP Japan                           35      107      181      375      38      115      193     397      38       115     193      397      38      116      197     409
ProFund VP Banks                           35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Basic Materials                 35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Biotechnology                   36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Consumer Cyclical               35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Consumer Non-Cyclical           35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Energy                          36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Financial                       36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Healthcare                      36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Industrial                      35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Internet                        35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Pharmaceuticals                 35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Precious Metals                 35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Real Estate                     36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Semiconductor                   35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Technology                      36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Telecommunications              36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Utilities                       36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Bull                            36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP Bear                            35      106      179      370      37      113      191     392      37       113     191      392      38      115      195     404
ProFund VP Bull Plus                       35      107      181      375      38      115      193     397      38       115     193      397      38      116      197     409
ProFund VP OTC                             35      106      179      371      37      113      191     395      37       113     191      395      38      116      196     406
ProFund VP Short OTC                       35      107      181      375      38      115      194     398      38       115     194      398      39      118      199     411
ProFund VP UltraOTC                        35      107      181      375      38      115      194     398      38       115     194      398      39      118      199     411
ProFund VP Mid-Cap Value                   35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP Mid-Cap Growth                  35      107      181      375      38      115      194     399      38       115     194      399      39      118      199     411
ProFund VP UltraMid-Cap                    36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     411
ProFund VP Small-Cap Value                 36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     411
ProFund VP Small-Cap Growth                36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     411
ProFund VP UltraSmall-Cap                  36      109      184      380      38      116      195     401      38       116     195      401      39      118      199     412
ProFund VP U.S. Government Plus            33      100      169      353      35      107      181     375      35       107     181      375      36      110      186     388
ProFund VP Rising Rates Opportunity        35      107      181      375      38      115      194     398      38       115     194      398      39      118      199     411

First Trust(R)10 Uncommon Values           29       90      153      321      32      97       165     345      32       97      165      345      33      100      170     357

SP Jennison International Growth           32       98      166      347      35      106      179     370      35       106     179      370      35      108      183     381
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST Strong International Equity            32       98      166     347      33       100      170     357
AST American Century International         34      103      174     361      34       104      177     370
Growth
AST DeAM International Equity              32       99      168     350      33       101      172     360
AST MFS Global Equity                      35      106      179     370      35       108      183     381
AST PBHG Small-Cap Growth                  32       98      167     349      33       101      172     360
AST DeAM Small-Cap Growth                  32       98      167     349      33       101      172     360
AST Federated Aggressive Growth            34      104      176     366      35       107      181     378
AST Goldman Sachs Small Cap Value          33      100      169     351      33       101      172     361
AST Gabelli Small-Cap Value                32       97      164     342      32       98       167     351
AST DeAM Small-Cap Value                   31       95      161     337      32       97       165     348
AST Janus Mid-Cap Growth                   34      104      176     365      35       106      180     377
AST Neuberger Berman Mid-Cap Growth        32       98      166     346      33       100      170     357
AST Neuberger Berman Mid-Cap Value         33      101      171     355      34       103      174     365
AST Alger All-Cap Growth                   33      100      169     353      33       102      173     363
AST Gabelli All-Cap Value                  33      100      169     353      33       102      173     363
AST T. Rowe Price Natural Resources        32       97      165     344      32       99       168     354
AST Alliance Growth                        32       98      166     346      33       100      170     357
AST MFS Growth                             32       97      165     344      32       99       168     354
AST Marsico Capital Growth                 31       95      162     339      32       98       167     350
AST JanCap Growth                          31       95      161     337      32       97       165     348
AST DeAM Large-Cap Growth                  31       94      159     333      31       96       163     344
AST DeAM Large-Cap Value                   31       94      159     333      31       96       163     344
AST Alliance/Bernstein Growth + Value      34      104      176     366      35       107      181     378
AST Sanford Bernstein Core Value           32       98      166     347      33       100      170     358
AST Cohen & Steers Realty                  33      100      169     353      33       102      173     364
AST Sanford Bernstein Managed Index 500    29       88      149     312      29       89       152     323
AST American Century Income & Growth       30       92      156     328      31       94       160     338
AST Alliance Growth and Income             30       92      156     328      31       94       160     338
AST MFS Growth with Income                 32       97      165     344      32       99       168     354
AST INVESCO Equity Income                  30       91      155     325      30       93       158     335
AST DeAM Global Allocation                 23       71      122     260      24       74       127     272
AST American Century Strategic Balanced    32       97      164     342      32       98       167     351
AST T. Rowe Price Asset Allocation         32       97      164     343      32       99       168     354
AST T. Rowe Price Global Bond              32       97      164     342      32       98       167     351
AST Federated High Yield                   30       92      157     329      31       94       161     339
AST Lord Abbett Bond-Debenture             32       97      164     343      32       99       168     354
AST DeAM Bond                              30       91      155     325      31       94       160     337
AST PIMCO Total Return Bond                29       88      149     314      29       90       153     324
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            29       89      151      318      30      91       155     328
AST Money Market                           27       82      139      294      27      83       142     303

MV Emerging Markets                        38      114      192      396      38      116      196     406

WFVT Equity Income                         31       94      159      334      31      96       163     344

INVESCO VIF Dynamics                       32       97      164      342      32      98       167     351
INVESCO VIF Technology                     31       96      163      341      32      98       167     351
INVESCO VIF Health Sciences                31       95      162      339      32      98       167     350
INVESCO VIF Financial Services             31       96      163      341      32      98       167     351
INVESCO VIF Telecommunications             32       97      164      342      32      99       168     354

Evergreen VA Global Leaders                31       94      159      334      31      96       163     344
Evergreen VA Special Equity                31       95      161      337      32      97       165     347
Evergreen VA Omega                         28       85      145      307      28      87       149     316

ProFund VP Europe 30                       40      121      203      415      40      122      206     425
ProFund VP Asia 30                         40      122      205      419      41      124      209     430
ProFund VP Japan                           40      122      205      419      41      124      209     430
ProFund VP Banks                           41      123      207      422      41      125      211     432
ProFund VP Basic Materials                 41      123      207      422      41      125      211     432
ProFund VP Biotechnology                   41      123      207      423      41      125      211     435
ProFund VP Consumer Cyclical               41      123      207      422      41      125      211     432
ProFund VP Consumer Non-Cyclical           41      123      207      422      41      125      211     432
ProFund VP Energy                          41      123      207      423      41      125      211     435
ProFund VP Financial                       41      123      207      423      41      125      211     435
ProFund VP Healthcare                      41      123      207      423      41      125      211     435
ProFund VP Industrial                      41      123      207      422      41      125      211     432
ProFund VP Internet                        41      123      207      422      41      125      211     432
ProFund VP Pharmaceuticals                 41      123      207      422      41      125      211     432
ProFund VP Precious Metals                 41      123      207      422      41      125      211     432
ProFund VP Real Estate                     41      123      207      423      41      125      211     435
ProFund VP Semiconductor                   41      123      207      422      41      125      211     432
ProFund VP Technology                      41      123      207      423      41      125      211     435
ProFund VP Telecommunications              41      123      207      423      41      125      211     435
ProFund VP Utilities                       41      123      207      423      41      125      211     435
ProFund VP Bull                            41      123      207      423      41      125      211     435
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Bear                            40      121      203      415      40      122      206     425
ProFund VP Bull Plus                       40      122      205      419      41      124      209     430
ProFund VP OTC                             40      121      203      416      41      124      209     429
ProFund VP Short OTC                       40      122      205      420      41      125      210     431
ProFund VP UltraOTC                        40      122      205      420      41      125      210     431
ProFund VP Mid-Cap Value                   41      123      207      422      41      125      211     432
ProFund VP Mid-Cap Growth                  41      123      207      422      41      125      211     432
ProFund VP UltraMid-Cap                    41      123      207      422      41      125      211     435
ProFund VP Small-Cap Value                 41      123      207      422      41      125      211     435
ProFund VP Small-Cap Growth                41      123      207      422      41      125      211     435
ProFund VP UltraSmall-Cap                  41      123      207      423      41      125      211     435
ProFund VP U.S. Government Plus            38      115      194      398      38      117      198     410
ProFund VP Rising Rates Opportunity        40      122      205      420      41      125      210     431

First Trust(R)10 Uncommon Values           35      106      179      370      35      107      182     380

SP Jennison International Growth           37      113      191      392      38      115      194     403
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Strong International Equity            112     153      141     298      115      161      154     323      115      161     154     323      115      163      158     334
AST American Century International         114     158      149     312      116      165      161     336      116      165     161     336      117      167      165     347
Growth
AST DeAM International Equity              112     154      143     301      115      161      155     325      115      161     155     325      116      164      160     337
AST MFS Global Equity                      115     161      154     324      117      168      166     347      117      168     166     347      118      171      171     359
AST PBHG Small-Cap Growth                  112     153      142     300      115      161      155     325      115      161     155     325      115      163      158     335
AST DeAM Small-Cap Growth                  112     153      142     300      115      161      155     325      115      161     155     325      115      163      158     335
AST Federated Aggressive Growth            114     159      152     319      117      167      164     343      117      167     164     343      117      169      168     354
AST Goldman Sachs Small Cap Value          112     154      143     301      115      162      156     328      115      162     156     328      116      164      160     338
AST Gabelli Small-Cap Value                111     151      138     293      114      159      151     318      114      159     151     318      115      161      155     328
AST DeAM Small-Cap Value                   111     150      136     288      114      158      149     314      114      158     149     314      114      160      153     324
AST Janus Mid-Cap Growth                   114     159      151     318      117      167      164     342      117      167     164     342      117      169      168     353
AST Neuberger Berman Mid-Cap Growth        112     152      140     297      114      160      153     321      114      160     153     321      115      162      157     332
AST Neuberger Berman Mid-Cap Value         113     155      145     307      115      163      158     331      115      163     158     331      116      165      162     341
AST Alger All-Cap Growth                   113     155      144     304      115      162      157     329      115      162     157     329      116      164      161     339
AST Gabelli All-Cap Value                  113     155      144     304      115      162      157     329      115      162     157     329      116      164      161     339
AST T. Rowe Price Natural Resources        112     152      140     296      114      159      152     320      114      159     152     320      115      162      157     331
AST Alliance Growth                        112     153      141     298      115      161      154     322      115      161     154     322      115      162      157     333
AST MFS Growth                             112     152      140     296      114      159      152     320      114      159     152     320      115      162      157     331
AST Marsico Capital Growth                 111     150      137     290      114      158      150     315      114      158     150     315      114      160      153     325
AST JanCap Growth                          111     150      136     288      114      158      149     314      114      158     149     314      114      160      153     324
AST DeAM Large-Cap Growth                  111     149      134     284      113      156      146     308      113      156     146     308      114      158      150     318
AST DeAM Large-Cap Value                   111     149      134     284      113      156      146     308      113      156     146     308      114      158      150     318
AST Alliance/Bernstein Growth + Value      114     159      152     319      117      167      164     343      117      167     164     343      117      169      168     354
AST Sanford Bernstein Core Value           112     153      142     300      115      161      154     324      115      161     154     324      115      163      158     334
AST Cohen & Steers Realty                  113     155      145     306      115      162      157     329      115      162     157     329      116      165      162     341
AST Sanford Bernstein Managed Index 500    108     142      123     262      111      150      136     288      111      150     136     288      112      152      140     298
AST American Century Income & Growth       110     147      131     278      113      155      144     304      113      155     144     304      113      157      148     314
AST Alliance Growth and Income             110     147      131     278      113      155      144     304      113      155     144     304      113      157      148     314
AST MFS Growth with Income                 112     152      140     296      114      159      152     320      114      159     152     320      115      162      157     331
AST INVESCO Equity Income                  110     146      130     276      112      153      142     300      112      153     142     300      113      156      147     312
AST DeAM Global Allocation                 103     126      96      208      106      134      110     235      106      134     110     235      106      136      113     244
AST American Century Strategic Balanced    111     151      138     293      114      159      151     318      114      159     151     318      115      161      155     328
AST T. Rowe Price Asset Allocation         112     152      139     294      114      159      152     319      114      159     152     319      115      161      156     330
AST T. Rowe Price Global Bond              111     151      138     293      114      159      151     318      114      159     151     318      115      161      155     328
AST Federated High Yield                   110     147      132     280      113      155      144     304      113      155     144     304      113      157      148     315
AST Lord Abbett Bond-Debenture             112     152      139     294      114      159      152     319      114      159     152     319      115      161      156     330
AST DeAM Bond                              110     146      130     277      112      154      143     301      112      154     143     301      113      156      147     312
AST PIMCO Total Return Bond                108     142      123     263      111      150      136     288      111      150     136     288      112      152      140     299
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            109     143      125      267     111      151      138     293      111      151     138      293     112      153      142     303
AST Money Market                           106     136      113      241     109      144      126     268      109      144     126      268     110      146      130     278

MV Emerging Markets                        117     169      168      350     120      177      181     375      120      177     181      375     121      179      184     384

WFVT Equity Income                         111     149      134      284     113      156      147     310      113      156     147      310     114      158      151     320

INVESCO VIF Dynamics                       111     151      138      293     114      159      151     318      114      159     151      318     115      161      155     328
INVESCO VIF Technology                     111     151      138      291     114      158      150     316      114      158     150      316     114      160      154     326
INVESCO VIF Health Sciences                111     150      137      290     114      158      150     315      114      158     150      315     114      160      153     325
INVESCO VIF Financial Services             111     151      138      291     114      158      150     316      114      158     150      316     114      160      154     326
INVESCO VIF Telecommunications             112     152      139      294     114      159      151     318      114      159     151      318     115      161      155     328

Evergreen VA Global Leaders                111     149      134      284     113      156      147     310      113      156     147      310     114      158      151     320
Evergreen VA Special Equity                111     150      136      288     114      158      149     312      114      158     149      312     114      159      152     323
Evergreen VA Omega                         108     140      120      256     110      148      133     281      110      148     133      281     111      150      137     292

ProFund VP Europe 30                       120     176      179      370     122      183      191     392      122      183     191      392     123      185      195     404
ProFund VP Asia 30                         120     177      181      375     123      185      193     397      123      185     193      397     123      186      197     409
ProFund VP Japan                           120     177      181      375     123      185      193     397      123      185     193      397     123      186      197     409
ProFund VP Banks                           120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Basic Materials                 120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Biotechnology                   121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Consumer Cyclical               120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Consumer Non-Cyclical           120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Energy                          121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Financial                       121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Healthcare                      121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Industrial                      120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Internet                        120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Pharmaceuticals                 120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Precious Metals                 120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Real Estate                     121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Semiconductor                   120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Technology                      121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Telecommunications              121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Utilities                       121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP Bull                            121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Bear                            120     176      179      370     122      183      191     392      122      183     191      392     123      185      195     404
ProFund VP Bull Plus                       120     177      181      375     123      185      193     397      123      185     193      397     123      186      197     409
ProFund VP OTC                             120     176      179      371     122      183      191     395      122      183     191      395     123      186      196     406
ProFund VP Short OTC                       120     177      181      375     123      185      194     398      123      185     194      398     124      188      199     411
ProFund VP UltraOTC                        120     177      181      375     123      185      194     398      123      185     194      398     124      188      199     411
ProFund VP Mid-Cap Value                   120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP Mid-Cap Growth                  120     177      181      375     123      185      194     399      123      185     194      399     124      188      199     411
ProFund VP UltraMid-Cap                    121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     411
ProFund VP Small-Cap Value                 121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     411
ProFund VP Small-Cap Growth                121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     411
ProFund VP UltraSmall-Cap                  121     179      184      380     123      186      195     401      123      186     195      401     124      188      199     412
ProFund VP U.S. Government Plus            118     170      169      353     120      177      181     375      120      177     181      375     121      180      186     388
ProFund VP Rising Rates Opportunity        120     177      181      375     123      185      194     398      123      185     194      398     124      188      199     411

First Trust(R)10 Uncommon Values           114     160      153      321     117      167      165     345      117      167     165      345     118      170      170     357

SP Jennison International Growth           117     168      166      347     120      176      179     370      120      176     179      370     120      178      183     381
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST Strong International Equity            117     168      166     347      118      170      170     357
AST American Century International         119     173      174     361      119      174      177     370
Growth
AST DeAM International Equity              117     169      168     350      118      171      172     360
AST MFS Global Equity                      120     176      179     370      120      178      183     381
AST PBHG Small-Cap Growth                  117     168      167     349      118      171      172     360
AST DeAM Small-Cap Growth                  117     168      167     349      118      171      172     360
AST Federated Aggressive Growth            119     174      176     366      120      177      181     378
AST Goldman Sachs Small Cap Value          118     170      169     351      118      171      172     361
AST Gabelli Small-Cap Value                117     167      164     342      117      168      167     351
AST DeAM Small-Cap Value                   116     165      161     337      117      167      165     348
AST Janus Mid-Cap Growth                   119     174      176     365      120      176      180     377
AST Neuberger Berman Mid-Cap Growth        117     168      166     346      118      170      170     357
AST Neuberger Berman Mid-Cap Value         118     171      171     355      119      173      174     365
AST Alger All-Cap Growth                   118     170      169     353      118      172      173     363
AST Gabelli All-Cap Value                  118     170      169     353      118      172      173     363
AST T. Rowe Price Natural Resources        117     167      165     344      117      169      168     354
AST Alliance Growth                        117     168      166     346      118      170      170     357
AST MFS Growth                             117     167      165     344      117      169      168     354
AST Marsico Capital Growth                 116     165      162     339      117      168      167     350
AST JanCap Growth                          116     165      161     337      117      167      165     348
AST DeAM Large-Cap Growth                  116     164      159     333      116      166      163     344
AST DeAM Large-Cap Value                   116     164      159     333      116      166      163     344
AST Alliance/Bernstein Growth + Value      119     174      176     366      120      177      181     378
AST Sanford Bernstein Core Value           117     168      166     347      118      170      170     358
AST Cohen & Steers Realty                  118     170      169     353      118      172      173     364
AST Sanford Bernstein Managed Index 500    114     158      149     312      114      159      152     323
AST American Century Income & Growth       115     162      156     328      116      164      160     338
AST Alliance Growth and Income             115     162      156     328      116      164      160     338
AST MFS Growth with Income                 117     167      165     344      117      169      168     354
AST INVESCO Equity Income                  115     161      155     325      115      163      158     335
AST DeAM Global Allocation                 108     141      122     260      109      144      127     272
AST American Century Strategic Balanced    117     167      164     342      117      168      167     351
AST T. Rowe Price Asset Allocation         117     167      164     343      117      169      168     354
AST T. Rowe Price Global Bond              117     167      164     342      117      168      167     351
AST Federated High Yield                   115     162      157     329      116      164      161     339
AST Lord Abbett Bond-Debenture             117     167      164     343      117      169      168     354
AST DeAM Bond                              115     161      155     325      116      164      160     337
AST PIMCO Total Return Bond                114     158      149     314      114      160      153     324
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST PIMCO Limited Maturity Bond            114     159      151      318     115      161      155     328
AST Money Market                           112     152      139      294     112      153      142     303

MV Emerging Markets                        123     184      192      396     123      186      196     406

WFVT Equity Income                         116     164      159      334     116      166      163     344

INVESCO VIF Dynamics                       117     167      164      342     117      168      167     351
INVESCO VIF Technology                     116     166      163      341     117      168      167     351
INVESCO VIF Health Sciences                116     165      162      339     117      168      167     350
INVESCO VIF Financial Services             116     166      163      341     117      168      167     351
INVESCO VIF Telecommunications             117     167      164      342     117      169      168     354

Evergreen VA Global Leaders                116     164      159      334     116      166      163     344
Evergreen VA Special Equity                116     165      161      337     117      167      165     347
Evergreen VA Omega                         113     155      145      307     113      157      149     316

ProFund VP Europe 30                       125     191      203      415     125      192      206     425
ProFund VP Asia 30                         125     192      205      419     126      194      209     430
ProFund VP Japan                           125     192      205      419     126      194      209     430
ProFund VP Banks                           126     193      207      422     126      195      211     432
ProFund VP Basic Materials                 126     193      207      422     126      195      211     432
ProFund VP Biotechnology                   126     193      207      423     126      195      211     435
ProFund VP Consumer Cyclical               126     193      207      422     126      195      211     432
ProFund VP Consumer Non-Cyclical           126     193      207      422     126      195      211     432
ProFund VP Energy                          126     193      207      423     126      195      211     435
ProFund VP Financial                       126     193      207      423     126      195      211     435
ProFund VP Healthcare                      126     193      207      423     126      195      211     435
ProFund VP Industrial                      126     193      207      422     126      195      211     432
ProFund VP Internet                        126     193      207      422     126      195      211     432
ProFund VP Pharmaceuticals                 126     193      207      422     126      195      211     432
ProFund VP Precious Metals                 126     193      207      422     126      195      211     432
ProFund VP Real Estate                     126     193      207      423     126      195      211     435
ProFund VP Semiconductor                   126     193      207      422     126      195      211     432
ProFund VP Technology                      126     193      207      423     126      195      211     435
ProFund VP Telecommunications              126     193      207      423     126      195      211     435
ProFund VP Utilities                       126     193      207      423     126      195      211     435
ProFund VP Bull                            126     193      207      423     126      195      211     435
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Bear                            125     191      203      415     125      192      206     425
ProFund VP Bull Plus                       125     192      205      419     126      194      209     430
ProFund VP OTC                             125     191      203      416     126      194      209     429
ProFund VP Short OTC                       125     192      205      420     126      195      210     431
ProFund VP UltraOTC                        125     192      205      420     126      195      210     431
ProFund VP Mid-Cap Value                   126     193      207      422     126      195      211     432
ProFund VP Mid-Cap Growth                  126     193      207      422     126      195      211     432
ProFund VP UltraMid-Cap                    126     193      207      422     126      195      211     435
ProFund VP Small-Cap Value                 126     193      207      422     126      195      211     435
ProFund VP Small-Cap Growth                126     193      207      422     126      195      211     435
ProFund VP UltraSmall-Cap                  126     193      207      423     126      195      211     435
ProFund VP U.S. Government Plus            123     185      194      398     123      187      198     410
ProFund VP Rising Rates Opportunity        125     192      205      420     126      195      210     431

First Trust(R)10 Uncommon Values           120     176      179      370     120      177      182     380

SP Jennison International Growth           122     183      191      392     123      185      194     403
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable
Account B (see "What are Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should  carefully read the  prospectus  for any Portfolio in which you are  interested.  The following chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a description  of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those Portfolios whose name  includes the prefix  "AST" are  Portfolios  of American  Skandia  Trust.  The  investment  manager for AST is
American  Skandia  Investment  Services,  Incorporated,  an  affiliated  company of American  Skandia.  However,  a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios  are not publicly  traded mutual funds.  They are only  available as investment  options in variable annuity  contracts  and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to participants in certain  qualified  retirement  plans.  However,  some of the Portfolios  available as Sub-accounts under the Annuity are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the  Portfolio  may have been modeled  after at its  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ  to  varying  degrees.
Differences in the  performance of the funds can be expected,  and in some cases could be  substantial.  You should not  compare  the  performance  of a publicly  traded  mutual  fund with the  performance  of any  similarly  named
Portfolio  offered  as a  Sub-account.  Details  about  the  investment  objectives,  policies,  risks,  costs  and management  of the  Portfolios  are  found  in the  prospectuses  for the  underlying  mutual  funds.  The  current prospectus  and  statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling
1-800-752-6342.

Please refer to Appendix B for certain  required  financial  information  related to the historical  performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of
  INTER-NATIONAL    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a     American Century
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
 SMALL CAP GROWTH   securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The      Deutsche Asset
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
                    objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will   Goldman Sachs Asset
                    seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its      Janus Capital
                    investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by  GAMCO Investors, Inc.
                    investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of      Janus Capital
                    capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity
                    securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the      Deutsche Asset
                    growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
   REAL ESTATE      will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500   Sanford C. Bernstein
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a
                    particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income & Growth:  seeks capital growth with current income as a secondary     American Century
                    objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may
                    diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").      Deutsche Asset
     BALANCED       The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease   Federated Investment
 HIGH YIELD BOND    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
                    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity
      SECTOR        market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that   ProFund Advisors LLC
                    provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio
      SECTOR        invests primarily in biotechnology  companies, or in instruments that provide exposure to these   ProFund Advisors LLC
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure to these  companies,  including hotel and resort  companies and real estate  investment  trusts
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R)
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                    Treasury Bond.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------------------------------------------------------------------------------------------------------

The First Trust(R)10 Uncommon  Values  Portfolio of the First Defined  Portfolio  Fund LLC invests in the securities of a  relatively  few number of issuers.  Since the assets of the  Portfolio  are  invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse  economic,  political or regulatory  occurrence.  The  Portfolio  may  also be  subject  to  additional  market  risk due to its  policy  of investing  based on an investment  strategy and  generally  not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management  may subject Owners to greater market risk than other portfolios.

-------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks  of the  McGraw-Hill
Companies,  Inc.  and have been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The
Portfolio  is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's and  Standard & Poor's  makes no representation regarding the advisability of investing in the Portfolio.

The First  Trust(R)10 Uncommon  Values  portfolio  is not  sponsored or created by Lehman  Brothers,  Inc.  ("Lehman
Brothers").  Lehman  Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10 Uncommon  Values" which is  determined,  composed and calculated by Lehman
Brothers without regard to First Trust or the First Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP,  other than the  licensing of the Dow Jones sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and  neither  Standard & Poor's nor NASDAQ  makes any  representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We  offer  fixed  investment  options  of  different  durations  during  the  accumulation   period.  These  "Fixed
Allocations"  earn a  guaranteed  fixed rate of interest  for a  specified  period of time,  called the  "Guarantee
Period."  In most  states,  we offer Fixed  Allocations  with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose Fixed  Allocations  for use with certain  optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee  Period.  However,  if you withdraw or transfer Account Value before the end of the  Guarantee  Period,  we will  adjust the value of your  withdrawal  or  transfer  based on a formula,  called a
"Market  Value  Adjustment."  The Market  Value  Adjustment  can either be positive or  negative,  depending on the movement of applicable  interest rates payable on Strips of the appropriate  duration.  Please refer to the section entitled "How does the Market Value  Adjustment  Work?" for a description of the formula along with examples of how it is calculated.  You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the annuity  product you purchase.  Please call American  Skandia at  1-800-766-4530  to determine availability of Fixed Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales  Charge:  We do not  deduct a sales  charge  from  Purchase  Payments  you make to your
Annuity.  However,  we may deduct a Contingent  Deferred Sales Charge or CDSC if you surrender your Annuity or when you make a partial  withdrawal.  The CDSC  reimburses  us for  expenses  related to sales and  distribution  of the
Annuity,  including  commissions,  marketing materials and other promotional expenses.  The CDSC is calculated as a percentage  of your  Purchase  Payment being  surrendered  or withdrawn  during the  applicable  Annuity Year.  For purposes of  calculating  the CDSC,  we consider the year  following  the Issue Date of your Annuity as Year 1. The amount of the CDSC  decreases  over time,  measured from the Issue Date of the Annuity.  The CDSC  percentages  are shown below.

                           ------------------ ------------- ------------- ------------ ------------- -------------

                           YEARS                   1             2             3            4             5+
                           ------------------ ------------- ------------- ------------ ------------- -------------
                           ------------------ ------------- ------------- ------------ ------------- -------------

                           CHARGE (%)             8.5%          8.0%         7.0%          6.0%          0.0%
                           ------------------ ------------- ------------- ------------ ------------- -------------

The CDSC  period is based on the Issue Date of the  Annuity,  not on the date each  Purchase  Payment is applied to the  Annuity.  Purchase  Payments  applied to the Annuity  after the Issue Date do not have their own CDSC  period.
During the first four (4) Annuity Years,  under certain  circumstances you can withdraw a limited amount of Account
Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  After four (4) complete  Annuity Years, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.  Free  Withdrawals are not treated as a withdrawal of Purchase  Payments for purposes of calculating the
CDSC on a subsequent  withdrawal  or surrender.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal amount are  treated as a  withdrawal  of Purchase  Payments  and will be  assessed a CDSC  during  Annuity  Years 1 through 4. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior withdrawals  under the Free Withdrawal  provision or if your Account
Value has declined in value due to negative market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum Distribution from an
Annuity  purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum
Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance  Fee:  During  the  accumulation  period  we  deduct  an Annual  Maintenance  Fee.  The  Annual
Maintenance  Fee is $35.00 or 2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be  deducted  annually  on the  anniversary  of the  Issue  Date of your  Annuity  or,  if you surrender  your Annuity  during the Annuity  Year,  the fee is deducted at the time of  surrender.  Currently,  the
Annual  Maintenance  Fee is only  deducted if your Account Value is less than  $100,000 on the  anniversary  of the
Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual  charge for any optional  benefit.  The charge for each  optional  Death Benefit is deducted in addition to the  Insurance  Charge due to the increased  insurance  risk  associated  with the optional
Death  Benefits.  Please refer to the section  entitled  "Death  Benefit" for a description  of the charge for each
Optional  Death  Benefit.  Please  refer to the  section  entitled  "Managing  Your  Account  Value - Do you  offer programs  designed to guarantee a "return of premium" at a future  date?" for a  description  of the charge for the
Guaranteed Return Option.

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year.
We will charge  $10.00 for each transfer  after the  twentieth in each Annuity  Year. We do not consider  transfers made as part of a dollar cost  averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory service will be subject to the twenty-transfer limit.  However,  all  transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not subject to the Transfer Fee and are not counted toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable each
Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may  eliminate  the Transfer Fee for transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax Charges:  Several states and some municipalities  charge premium taxes or similar taxes. The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally  will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges  from each  Purchase  Payment at the time of a  withdrawal  or surrender of your Annuity or at the time you elect  to begin  receiving  annuity  payments.  We may  assess a charge  against  the  Sub-accounts  and the  Fixed
Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against  the  average  daily  assets  allocated  to the
Sub-accounts.  The  Insurance  Charge is the  combination  of the  Mortality & Expense Risk Charge  (1.25%) and the
Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual basis.  The  Insurance  Charge is intended to compensate  American  Skandia for providing the  insurance  benefits  under the Annuity,  including the
Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that  persons we  guarantee  annuity  payments to will live longer  than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract,  confirmation  statements,  annual account  statements and annual  reports,  legal and accounting fees as well as various related  expenses.  Finally,  the charge covers the risk that our  assumptions  about the mortality risks and expenses  under this Annuity are  incorrect  and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted as an
Administration Charge.  However, any increase will only apply to Annuities issued after the date of the increase.

American  Skandia  may make a profit on the  Insurance  Charge if,  over time,  the actual  cost of  providing  the guaranteed  insurance  obligations  under the Annuity are less than the amount we deduct for the Insurance  Charge.
To the extent we make a profit on the Insurance  Charge,  such profit may be used for any other corporate  purpose, including  payment  of other  expenses  that  American  Skandia  incurs in  promoting,  distributing,  issuing  and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated to a Fixed  Allocation.  However,  the amount we credit to Fixed  Allocations may also reflect similar  assumptions  about the insurance  guarantees  provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are  deducted  daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of business  each day. More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts, we also take into consideration  mortality,  expense,  administration,  profit and other factors in determining the interest  rates we credit to Fixed  Allocations.  Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value  Adjustment  may also apply to  transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you  exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction  and on the annuity  payment option you select.  If you select a fixed  payment  option,  the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize.  There is no specific charge deducted from these  payments;  however,  the amount of each annuity payment reflects  assumptions  about our insurance  expenses.  If you select a variable payment option that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain fees and charges or alter the manner in which the  particular  fee or charge is deducted.  For  example,  we may  reduce  the  amount  of the CDSC or the  length  of time it  applies,  reduce  or eliminate  the amount of the Annual  Maintenance  Fee or reduce the portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally,  these types of changes  will be based on a  reduction  to our sales,  maintenance  or  administrative  expenses  due to the  nature of the  individual  or group  purchasing  the
Annuity.  Some of the  factors we might  consider in making  such a decision  are:  (a) the size and type of group;
(b) the  number of  Annuities  purchased  by an Owner;  (c) the  amount  of  Purchase  Payments  or  likelihood  of additional  Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment:  You must make a minimum initial Purchase Payment of $10,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial  Purchase
Payment provided that, within the first Annuity Year, you make at least $10,000 in total Purchase Payments.

Where  allowed  by law,  initial  Purchase  Payments  in  excess  of  $1,000,000  require  our  approval  prior  to acceptance.  We  may  apply  certain  limitations  and/or  restrictions  on  the  Annuity  as a  condition  of  our acceptance,  including limiting the liquidity features or the Death Benefit protection  provided under the Annuity, limiting the right to make  additional  Purchase  Payments,  changing the number of transfers  allowable  under the
Annuity or restricting the Sub-accounts that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Purchase  Payments must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to American  Skandia.  Purchase  Payments may also be submitted via 1035  exchange or direct  transfer of funds.  Under certain  circumstances,  Purchase Payments may be transmitted to American Skandia via wiring funds through your investment  professional's  broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"  where you  authorize us to deduct money  directly from your bank  account.  We may reject any payment if it is received  in an  unacceptable  form.  Our  acceptance  of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 85 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the  oldest  of the  Owners  must be age 85 or under on the Issue  Date.  If the  Annuity  is owned by an entity,  the Annuitant must be age 85 or under as of the Issue Date.  You should  consider your need to access your
Account Value and whether the  Annuity's  liquidity  features  will satisfy that need.  If you take a  distribution prior to age 591/2, you may be subject to a 10%  penalty in  addition  to  ordinary  income  taxes on any gain.  The availability of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

Owner,  Annuitant  and  Beneficiary  Designations:  On your  Application,  we will  ask you to name  the  Owner(s),
Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The Owner(s)  holds all rights  under the Annuity.  You may name more than one Owner in which case
         -----
       all  ownership  rights are held  jointly.  However,  this Annuity does not provide a right of  survivorship.
       Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the  person we agree to make  annuity  payments  to and upon  whose life we
         ---------
       continue to make such  payments.  You must name an  Annuitant  who is a natural  person.  We do not accept a designation of joint Annuitants  during the accumulation  period.  Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent  Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of  "Considerations  for Contingent  Annuitants" in the Tax
       Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no
         -----------
       beneficiary is named the death benefit will be paid to you or your estate.

Your  right  to make  certain  designations  may be  limited  if  your  Annuity  is to be  used as an IRA or  other
"qualified"  investment  that is given  beneficial  tax  treatment  under the Code.  You should seek  competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change  the Owner,  Annuitant  and  Beneficiary  designations  by  sending us a request in  writing.  Where allowed by law,  such changes will be subject to our  acceptance.  Some of the changes we will not accept  include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified"  investments,  a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse
unless  you  elect  an  alternative   Beneficiary   designation.   Unless  you  elect  an  alternative  Beneficiary
designation,  upon the death of either spousal  Owner,  the surviving  spouse may elect to assume  ownership of the
Annuity  instead of taking the Death  Benefit  payment.  The Death Benefit that would have been payable will be the new  Account  Value of the  Annuity  as of the  date of due  proof of death  and any  required  proof of a  spousal relationship.  As of the date the  assumption  is  effective,  the  surviving  spouse  will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser of the same  attained age. For purposes of determining  any future Death Benefit for the  beneficiary of the surviving  spouse,  the new Account Value will be considered  as the  initial  Purchase  Payment.  No  CDSC  will  apply  to the  new  Account  Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving  spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant,  the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account  Value of the Annuity as of the date of due proof of death of the  Annuitant
(and any  required  proof of the spousal  relationship)  will reflect the amount that would have been payable had a
Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."
Depending on the state in which you purchased  your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to  cancel  period  may be ten (10)  days,  twenty-one  (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity  during the  applicable period,  we will refund  your  current  Account  Value plus any tax charge  deducted.  This amount may be higher or lower than your original  Purchase  Payment.  Where  required by law, we will return your current  Account Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or
Account Value,  we may allocate your Account Value to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount that we accept as an additional  Purchase  Payment is $100 unless you  participate  in American
Skandia's  Systematic  Investment  Plan or a periodic  purchase  payment  program.  We will allocate any additional
Purchase  Payments  you make  according  to your most  recent  allocation  instructions,  unless  you  request  new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your
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bank account and applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank  drafting  program  "American  Skandia's  Systematic  Investment  Plan."  Purchase  Payments made through bank drafting may only be allocated  to the variable  investment  options  when  applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you authorize  payments that will equal at least  $10,000  during the first 12 months of your Annuity.  We may suspend or cancel bank  drafting  privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These  types of  programs  are only  available  with  certain  types of  qualified  investments.  If your  employer sponsors such a program,  we may agree to accept periodic  Purchase  Payments through a salary reduction program as long as the allocations are made only to variable  investment  options and the periodic  Purchase Payments received in the first year total at least $10,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase
Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.
The net  Purchase  Payment  is your  initial  Purchase  Payment  minus  any tax  charges  that may  apply.  On your application  we ask you to provide us with  instructions  for  allocating  your  Account  Value.  You can  allocate
Account Value to one or more variable investment options or Fixed Allocations.

In those  states  where we are required to return your  Purchase  Payment if you exercise  your right to return the
Annuity,  we initially  allocate all amounts that you choose to allocate to the variable  investment options to the
AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your  Account  Value according to your most recent  allocation  instructions.  Where  permitted by law, we will  allocate  your Purchase
Payments  according  to  your  initial  instructions,  without  temporarily  allocating  to the  AST  Money  Market
Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver"  that  authorizes  us to allocate your  Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return  waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value which may be more or less  than your  initial  Purchase  Payment  (see  "May I Return  the  Annuity  if I Change my
Mind?").

Subsequent  Purchase  Payments:  We will  allocate any  additional  Purchase  Payments  you make  according to your current  allocation  instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation should conform with such a program.  We assume that your current  allocation  instructions are valid for subsequent
Purchase  Payments until you make a change to those  allocations or request new  allocations  when you submit a new
Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the  accumulation  period you may transfer  Account  Value  between  investment  options.  Transfers are not subject to taxation on any gain. We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an  unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you allocate  Account  Value to at the time of any  allocation  or  transfer.  If you request a transfer  and,  as a result of the  transfer,  there would be less than $500 in the  Sub-account,  we may transfer the  remaining  Account Value in the  Sub-account  pro rata to the other  investment  options to which you transferred.

We may impose  specific  restrictions on financial  transactions  for certain  Portfolios  based on the Portfolio's investment  restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be  received  by us no later  than one  hour  prior to any  announced  closing  of the  applicable  securities exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions  involving  a ProFunds  VP  Sub-account  will be  extended to1/2hour prior to any announced closing (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American
Skandia's Internet website (www.americanskandia.com).

Currently,  we  charge  $10.00  for each  transfer  after the  twentieth  (20th) in each  Annuity  Year,  including transfers  made as part of any  rebalancing,  market  timing,  asset  allocation or similar  program which you have authorized.  Transfers  made as part of a dollar  cost  averaging  program  do not count  toward  the  twenty  free transfer  limit.  Renewals  or  transfers  of Account  Value from a Fixed  Allocation  at the end of its  Guarantee
Period are not subject to the transfer  charge.  We may reduce the number of free transfers  allowable each Annuity
Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to
transmit  your  transfer  requests.   We  may  eliminate  the  Transfer  Fee  for  transfer  requests   transmitted
electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any  Annuity  Year for all  existing  or new Owners.  We also reserve the right to limit the number of  transfers in any Annuity Year or to refuse any transfer  request for an Owner or certain Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are  informed by one or more of the  Portfolios  that the  purchase  or  redemption  of shares  must be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above  could  occur  would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large proportion of the total assets of a particular  Portfolio.  Under such a  circumstance,  we will process  transfers according  to our rules then in effect  and  provide  notice if the  transfer  request  was  denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes.  We offer  Dollar  Cost  Averaging  during  the  accumulation  period.  Dollar  Cost  Averaging  allows you to systematically  transfer an amount each month from one investment  option to one or more other investment  options.
You can choose to transfer  earnings only,  principal plus earnings or a flat dollar amount.  Dollar Cost Averaging allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)
you invest in.  This  enables  you to  purchase  more units when the market  price is low and fewer  units when the market  price  is  high.  This  may  result  in a lower  average  cost of units  over  time.  However,  there is no guarantee that Dollar Cost Averaging will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost  Averaging  from
Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE: When a Dollar Cost Averaging  program is established from a Fixed  Allocation,  the fixed rate of interest we credit to your  Account  Value is applied to a  declining  balance  due to the  transfers  of Account  Value to the
Sub-accounts  during the Guarantee  Period.  This will reduce the effective rate of return on the Fixed  Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the appropriate date, your variable  investment options are rebalanced to the allocation  percentages you request.  For example,  over time the  performance  of the  variable  investment  options will  differ,  causing your  percentage allocations to shift.  With  automatic  rebalancing,  we transfer the  appropriate  amount from the  "overweighted"
Sub-accounts  to the  "underweighted"  Sub-accounts to return your  allocations to the percentages you request.  If you request a transfer from or into any variable  investment  option  participating  in the  automatic  rebalancing program,  we will assume that you wish to change  your  rebalancing  percentages  as well,  and will  automatically adjust the rebalancing  percentages in accordance with the transfer unless we receive  alternate  instructions from you.

You must have a minimum  Account  Value of at least  $10,000 to enroll in automatic  rebalancing.  All  rebalancing transfers  made on the same day as part of an automatic  rebalancing  program are  considered  as one transfer when counting the number of transfers each year toward the maximum number of free  transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs  for  investors  who wish to invest in the variable  investment  options but also wish to  protect  their  principal,  at least as of a  specific  date in the  future.  You may not want to use either of these programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account  Value is allocated to a Fixed  Allocation and the remaining Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the Fixed  Allocation.  Based on the fixed rate for the Guarantee  Period chosen,  we calculate the portion of your Account  Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount"  (such as your initial  Purchase  Payment).  We  determine  the amount based on the rates  then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed Allocation
will have grown to equal the "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee  Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer  the  Account  Value  that is not  allocated  to the  Fixed  Allocation  between  any of the  Sub-accounts available  under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market fluctuations  and may increase or decrease in value.  We do not deduct a charge for  participating  in the Balanced
Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year  program and allocate a portion of your  Account  Value to a Fixed  Allocation  with a 10-year  Guarantee  Period.  The rate for the 10-year  Guarantee  Period is
         5.33%*.  Based on the fixed  interest rate for the  Guarantee  Period  chosen,  the factor is 0.594948 for determining  how much of your Account  Value will be allocated  to the Fixed  Allocation.  That means that
         $59,495 will be allocated to the Fixed  Allocation  and the  remaining  Account  Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will  grow to  $100,000  at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program where we monitor your Account Value daily and  systematically  transfer amounts between Fixed  Allocations and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the  seventh  (7th) year from  commencement  of the  program (or any  program  restart  date),  you will receive no less than your  Account  Value on the date you  elected to  participate  in the  program  ("commencement value").  On the program  maturity date, if your Account Value is below the  commencement  value,  American Skandia will apply  additional  amounts to your Annuity so that it is equal to commencement  value or your Account Value on the date you elect to restart the program  duration.  Any amounts  added to your Annuity will be applied to the AST
Money Market Sub-account,  unless you provide us with alternative  instructions.  We will notify you of any amounts added to your Annuity  under the program.  We do not consider  amounts added to your Annuity to be  "investment  in the contract" for income tax purposes.

Account  Value  is only  transferred  to and  maintained  in  Fixed  Allocations  to the  extent  we,  in our  sole
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discretion,  deem it is  necessary  to support our  guarantee  under the  program.  This  differs from the Balanced
Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance  of the underlying  Sub-accounts.  With the  Guaranteed  Return  Option,  your Annuity is able to participate in the upside potential of the Sub-accounts while only transferring  amounts to Fixed Allocations to protect against  significant market  downturns.  NOTE: If a  significant  amount of your Account Value is  systematically  transferred  to Fixed
Allocations  during  prolonged  market  declines,  less of your  Account  Value  may be  immediately  available  to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the performance of your Account Value to determine  whether it is greater than,  equal to or below our  "reallocation  trigger",  described  below.  Based on the performance of the Sub-accounts in which you choose to allocate  your Account Value  relative to the  reallocation  trigger,  we may transfer some or all of your  Account  Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your
Account  Value that  remains  allocated  in the  variable  investment  options.  However,  we reserve  the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or  equal to  reallocation  trigger:  Your  Account  Value  in the  variable investment  options remains  allocated  according to your most recent  instructions.  If a portion of
              Account Value was previously  allocated to a Fixed Allocation,  those amounts may be transferred from the Fixed Allocation and re-allocated to the variable  investment  options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value below  reallocation  trigger:  A portion of your Account  Value in the variable  investment options is  transferred  to a new Fixed  Allocation.  These  amounts  are  transferred  on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return  Option.  The Account Value applied to the new Fixed  Allocation  will be  credited  with the fixed  interest  rate then being  applied to a new
              Fixed  Allocation of the next higher yearly  duration.  The Account Value will remain invested in the
              Fixed  Allocation  until the maturity date of the program  unless,  at an earlier date,  your Account
              Value is at or above  the  reallocation  trigger  and  amounts  can be  transferred  to the  variable investment  options (as  described  above)  while  maintaining  the  guarantee  protection  under the program.

American  Skandia uses an allocation  mechanism  based on assumptions of expected and maximum market  volatility to determine  the  reallocation  trigger.  The  allocation  mechanism is used to determine  the  allocation of Account
Value between Fixed  Allocations and the  Sub-accounts  you choose.  American  Skandia reserves the right to change the allocation mechanism and the reallocation trigger at its discretion.

Program Termination
The  Guaranteed  Return  Option  will  terminate  on its  maturity  date.  You can  elect to  participate  in a new
Guaranteed  Return Option or  re-allocate  your Account  Value at that time.  Upon  termination,  any Account Value allocated to the Fixed Allocations will be transferred to the AST Money Market  Sub-account,  unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not  provide any guarantees upon termination of the program.
|X|      Withdrawals  from your Annuity while the program is in effect will reduce the guaranteed  amount under the program in  proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the  Annuity,  including  any  Contingent  Deferred  Sales  Charge  or Market  Value
     Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will only  increase the amount guaranteed;  however,  all or a portion of any additional Purchase Payments may be allocated to the
     Fixed Allocations.
|X|      Annuity Owners cannot transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot  participate  in any dollar cost  averaging  program that  transfers  Account  Value from a
     Fixed Allocation to the variable investment options.
|X|      Transfers  from  Fixed  Allocations  will be  subject to the Market  Value  Adjustment  formula  under the
     Annuity;  however,  the 0.10% "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be  either  positive  or  negative.  Transfer  amounts  will be taken  from the most  recently  applied  Fixed
     Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option will  terminate:  (a) upon the death of the Owner or the  Annuitant (in an entity owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year program  duration on any  anniversary of the Issue Date of the
     Annuity.  The Account  Value on the date the restart is  effective  will  become the new  commencement  value.
     You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account Value per year to participate in the  Guaranteed  Return Option.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your  Account  Value on the maturity  date of the program is less than the amount  guaranteed;  and (b)  administration  of the  program.  The charge is  deducted in arrears  on an annual  basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the program on a date other than the Issue Date of the Annuity or an anniversary  of the Issue Date of the Annuity,  we will  charge a pro-rata  portion of the  annual  charge for the  remaining  portion  of the  Annuity  Year.  If the program  terminates  before  completion  for any reason other than death or  medically-related  surrender,  we will assess a  pro-rata  portion of the annual  charge.  We will  deduct  the  annual  charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to request financial  transactions  between  investment  options while you are living,  subject to our rules. You must contact  us  immediately  if and when  you  revoke  such  authority.  We will  not be  responsible  for  acting  on instructions  from your  investment  professional  if you fail to inform us that such  person's  authority has been revoked.  We may also suspend, cancel or limit these privileges at any time.  We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or
investment  advisors  who  you  authorize  to  make  financial   transactions  on  your  behalf.  These  investment
professionals  may be firms or  persons  who  also  are  appointed  by us as  authorized  sellers  of the  Annuity.
However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment professionals  you engage to provide advice and/or make  transfers for you is not acting on our behalf.  We are not responsible for any  recommendations  such  investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require investment  professionals or investment advisors,  who are authorized by multiple contract owners to make financial  transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf. The  administrative  agreement may impose limitations on the investment
professional's  or  investment  advisor's  ability  to  request  financial   transactions  on  your  behalf.  These
limitations are intended to minimize the detrimental  impact of an investment  professional who is in a position to transfer  large amounts of money for multiple  clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions  or  limitations  imposed by a Portfolio(s)  on American  Skandia.  The  administrative agreement may limit the available  investment  options,  require  advance notice of large  transactions,  or impose other trading  limitations on your investment  professional.  Your investment  professional will be informed of all such  restrictions  on an ongoing  basis.  We may also  require  that your  investment  professional  transmit  all financial  transactions  using  the  electronic  trading  functionality  available  through  our  Internet  website
(www.americanskandia.com).  Limitations  that we may impose on your investment  professional or investment  advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee
Period."  Fixed  Allocations  currently are offered with  Guarantee  Periods from 1 to 10 years.  We may make Fixed
Allocations of different  durations  available in the future,  including Fixed Allocations  offered exclusively for use with certain optional  investment  programs.  Fixed  Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change  during the  Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine  the interest  rates for the various  Guarantee  Periods.  At the time that we confirm  your Fixed  Allocation,  we will advise you of the interest rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time.  Any change in interest  rate does not affect  Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current  rates for Fixed  Allocations,  please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate  in various  optional  investment  programs we make  available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging  program
(see "Do You Offer Dollar Cost Averaging?") or a balanced  investment  program (see "Do you offer programs designed to guarantee a "Return of Premium" at a future  date?").  The interest rate credited to Fixed  Allocations  offered to this class of purchasers may be different  than those offered to other  purchasers who choose the same Guarantee
Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining the fixed interest rates for Fixed  Allocations.  Generally the interest  rates we offer for Fixed  Allocations  will  reflect the  investment  returns  available  on the types of investments  we make to  support  our fixed  rate  guarantees.  These  investment  types  may  include  cash,  debt securities  guaranteed  by the United  States  government  and its  agencies  and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements,  asset-backed obligations and municipal  bonds.  In  determining  rates we also consider  factors such as the length of the Guarantee  Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make,  commissions,  administrative  and  investment  expenses,  our  insurance  risks  in  relation  to the  Fixed
Allocations,  general  economic  trends  and  competition.  Some of these  considerations  are  similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to Fixed  Allocations for the same Guarantee  Period selected by new Annuity  purchasers in the same class.

The  interest  rate we credit for a Fixed  Allocation  is subject to a minimum.  Please  refer to the  Statement of
Additional  Information.  In certain  states the  interest  rate may be  subject  to a minimum  under  state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you  transfer  or  withdraw  Account  Value  from a Fixed  Allocation  more than 30 days  before  the end of its
Guarantee  Period,  we will  adjust  the  value of your  investment  based on a  formula,  called a  "Market  Value
Adjustment" or "MVA".  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the movement of a combination  of Strip Yields on Strips and an  Option-adjusted  Spread  between the time that you purchase  the Fixed  Allocation  and the time you make a  transfer  or  withdrawal.  The  Market  Value  Adjustment formula  compares the  combination  of Strip Yields for Strips and the  Option-adjusted  Spreads as of the date the
Guarantee  Period began with the combination of Strip Yields for Strips and the  Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain  states the amount of any  Market  Value  Adjustment  may be limited under  state  law or  regulation.  If your  Annuity  is  governed  by the  laws of that  state,  any  Market  Value
Adjustment that applies will be subject to our rules for complying with such law or regulation.

|X|       "Strips" are a form of security where ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference  between the yields on corporate debt securities  (adjusted to disregard  options on such  securities) and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA  formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed
Allocation on a particular date.  The formula is as follows:

                                            [(1+I) / (1+J+0.0010)]N/365
                                                      where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon
                  Strips  maturing  at the  end of  the  applicable  Guarantee  Period  plus  the
                  Option-adjusted  Spread.  If there are no Strips maturing at that time, we will use the Strip  Yield for the  Strips  maturing  as soon as  possible  after the
                  Guarantee Period ends.

                  J is the  Strip  Yield as of the  date the MVA  formula  is being  applied  for coupon Strips maturing at the end of the applicable  Guarantee  Period plus the
                  Option-adjusted  Spread.  If there are no Strips maturing at that time, we will use the Strip  Yield for the  Strips  maturing  as soon as  possible  after the
                  Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The  following  hypothetical  examples  show  the  effect  of the MVA in  determining  Account  Value.  Assume  the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years
         (e.g. the Maturity Date is December 31, 2005).
|X|      The Strip Yields for coupon  Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the Option-adjusted Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire  Fixed  Allocation  after exactly three (3) years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume that at the time you request  the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the  Option-adjusted  Spread is 4.00% (J = 4.00%).  Based on these  assumptions,  the MVA would be  calculated as follows:

                        MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                            Interim Value = $57,881.25
                         Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume that at the time you request  the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the Option-adjusted  Spread is 7.00% (J = 7.00%).  Based on these assumptions,  the MVA would be calculated as follows:

                        MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                            Interim Value = $57,881.25
                        Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The  "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date,
you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed  Allocation's  Account Value to another  Fixed  Allocation or to one or more
Sub-accounts.  We will  not  charge  a MVA if you  choose  to  renew a Fixed  Allocation  on its  Maturity  Date or transfer the Account Value to one or more  variable  investment  options.  We will notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being credited to Fixed Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation to be allocated on its Maturity  Date, we will then transfer the Account  Value of the Fixed  Allocation  to the AST Money  Market  Sub-account.  You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period  you can  access  your  Account  Value  through  Partial  Withdrawals,  Systematic
Withdrawals,  and where required for tax purposes,  Minimum  Distributions.  You can also surrender your Annuity at any time.  We may  deduct a  portion  of the  Account  Value  being  withdrawn  or  surrendered  as a CDSC.  If you surrender  your  Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies  and the  charge  for any  optional  benefits.  We may also apply a Market  Value  Adjustment  to any Fixed
Allocations.  Certain  amounts may be  available  to you each  Annuity  Year that are not subject to a CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for  surrenders made for qualified  medical reasons or for withdrawals made to satisfy Minimum  Distribution  requirements.  Unless you notify us differently,  withdrawals are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary income taxation on the amount of any investment gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the  taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition  to  ordinary  income  taxes on any gain.  You may wish to consult a  professional  tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity  payment is taxed as ordinary  income at the tax rate you are subject to at the time of the payment.  The Code and regulations have  "exclusionary  rules" that we use to determine  what  portion  of each  annuity  payment  should be treated as a return of any tax basis you have in the
Annuity.  Once the tax basis in the Annuity has been  distributed,  the remaining  annuity  payments are taxable as ordinary  income.  The tax basis in the Annuity may be based on the tax-basis  from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can  withdraw a limited  amount from your  Annuity  during each of Annuity
         Years 1-4 without a CDSC being applied.  We call this the "Free  Withdrawal"  amount.  The Free Withdrawal amount is not available if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not  reduce  the  amount  of CDSC that may apply  upon a  subsequent  withdrawal  or  surrender  of the
         Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can  also  make  withdrawals  in  excess  of the  Free  Withdrawal  amount.  We call  this a  "Partial
         Withdrawal."  The  amount  that you may  withdraw  will  depend  on the  Annuity's  Surrender  Value.  The
         Surrender  Value is equal to your  Account  Value  minus any CDSC,  the Annual  Maintenance  Fee,  the Tax
         Charge,  any charges for optional  benefits and any Market  Value  Adjustment  that may apply to any Fixed
         Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least $1,000, or we may treat the  Partial  Withdrawal  request  as a  request  to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and Systematic  Withdrawals,  we will first  determine what,  if  any,  amounts  qualify  as a Free  Withdrawal.  Those  amounts  are not  subject  to the  CDSC.  Partial
Withdrawals or Systematic  Withdrawals of amounts greater than the maximum Free  Withdrawal  amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction of any CDSC that applies  (called a "net withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial  Withdrawals may also be available  following  annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a  withdrawal  from your  Annuity,  contact our  Customer  Service Team at
1-800-752-6342 or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-4
The  maximum  Free  Withdrawal  amount  during  each of Annuity  Year 1 through  Annuity  Year 4 (when a CDSC would otherwise  apply to a partial  withdrawal  or surrender of your initial  Purchase  Payments) is 10% of all Purchase
Payments.  The 10% Free  Withdrawal  amount is not  cumulative.  Withdrawals  of amounts  greater  than the maximum
Free  Withdrawal  amount are  treated as a  withdrawal  of  Purchase  Payments  and will be  assessed a CDSC during
Annuity Years 1 through 4. If, during  Annuity  Years 1 through 4, all Purchase  Payments  withdrawn are subject to a CDSC,  then any  subsequent  withdrawals  will be withdrawn  from any gain in the  Annuity.  If you do not make a
Free Withdrawal  during an Annuity Year, you are not allowed to carry over the Free  Withdrawal  amount to the next
Annuity Year.

Annuity Year 5+
After Annuity Year 4, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.

NOTE:  Amounts that you have withdrawn as a Free  Withdrawal  will not reduce the amount of any CDSC that we deduct if, during the first four (4) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no  additional  Purchase  Payments.  The maximum  Free  Withdrawal  amount  during each of the first four  Annuity  Years  would be 10% of $10,000,  or
     $1,000.

2.       Assume you make an initial Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year 2. The maximum Free  Withdrawal  amount  during  Annuity Year 3 and 4 would be 10% of $15,000, or $1,500.  From Annuity Year 5 and  thereafter,  you can surrender your Annuity or make a partial  withdrawal without a CDSC being deducted from the amount being withdrawn.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the first  four (4)  Annuity  Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we  determine  if the amount you  requested  is available as a Free
     Withdrawal (in which case it would not be subject to a CDSC);
2.       If the amount requested  exceeds the available Free Withdrawal  amount,  we determine if a CDSC will apply to the Partial  Withdrawal  based on the number of years that have elapsed  since the Annuity was issued.  Any
     CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

|X|      If the  Annuity  has been in effect  for less than four  complete  years,  a CDSC will be  charged  on the amount of the Purchase Payment being withdrawn, according to the CDSC table.
|X|      If the  Annuity  has been in effect  for more than four  complete  years,  no CDSC will be  charged on the amount being withdrawn.

For  purposes of  calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus  earnings or a flat  dollar  amount.  Systematic  Withdrawals  during the first four (4) Annuity  Years may be subject  to a CDSC.  We will  determine  whether a CDSC  applies  and the  amount in the same way as we would for a
Partial Withdrawal.

Systematic  Withdrawals  can be made from  Account  Value  allocated to the  variable  investment  options or Fixed
Allocations.  Generally,  Systematic  Withdrawals from Fixed  Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins,  or payments of fixed dollar  amounts that do not exceed such earnings.
Systematic  Withdrawals  are available on a monthly,  quarterly,  semi-annual or annual basis.  The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any  scheduled  Systematic  Withdrawal is for less than $100,  we may postpone  the  withdrawal  and add the expected  amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under  Sections  401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an  exception  to the 10%
penalty  tax on  distributions  made  prior  to age 59 1/2if you  elect  to  receive  distributions  as a  series  of
"substantially  equal  periodic  payments".  Distributions  received  under this provision in any Annuity Year that exceed the maximum  amount  available  as a free  withdrawal  will be subject to a CDSC.  To request a program that complies  with  Section  72(t),  you must  provide  us with  certain  required  information  in  writing  on a form acceptable  to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The
Surrender  Value of your  Annuity  must be at least  $20,000  before  we will  allow  you to  begin a  program  for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of  Systematic  Withdrawal  we allow  to meet  distribution  requirements  under
Sections 401, 403(b) or 408 of the Code.  Under the Code, you may be required to begin receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a CDSC on Minimum  Distributions from your Annuity if you are required by law to take such Minimum  Distributions  from your Annuity at the time it is taken.  However, a
CDSC may be assessed on that portion of a Systematic  Withdrawal that is taken to satisfy the minimum  distribution requirements  in  relation  to other  savings or  investment  plans  under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required  Minimum  Distribution  for your  particular  situation  may depend on other  annuities, savings or  investments.  We will only  calculate the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days advance  written  notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum  Distributions.  You may elect to have Minimum
Distributions  paid  out  monthly,  quarterly,  semi-annually  or  annually.  The  $100  minimum  that  applies  to
Systematic Withdrawals does not apply to Minimum Distributions.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving  income  payments and satisfying the Minimum  Distribution  requirements  under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During  the  accumulation  period  you can  surrender  your  Annuity at any time.  Upon  surrender,  you will receive  the  Surrender  Value.  Upon  surrender  of your  Annuity,  you will no longer  have any rights  under the
Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity  prior to the Annuity Date without  application of any CDSC upon occurrence of a  medically-related  "Contingency  Event".  The amount payable will be your Account
Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the  Annuitant's  confinement  in a Medical Care Facility or Fatal
     Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

The  Annuitant  must have been  named or any  change of  Annuitant  must  have been  accepted  by us,  prior to the
"Contingency Event" described above in order to qualify for a medically-related surrender.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your  Annuity.  Specific  details  and  definitions  in relation to this  benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options  available that provide fixed annuity  payments,  variable payments or adjustable payments.  Fixed options provide the same amount with each payment.  Variable options  generally  provide a payment which may increase or decrease  depending on the investment  performance of the Sub-accounts.  However,  currently, we also make a variable  payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is  periodically  adjusted based on current  interest  rates.  We do not guarantee to make any annuity payment options  available  in the  future.  For  additional  information  on annuity  payment  options  you may  request a
Statement of Additional Information.

When you  purchase  an Annuity,  or at a later  date,  you may choose an Annuity  Date,  an annuity  option and the frequency  of annuity  payments.  You may change  your  choices up to 30 days before the  Annuity  Date.  A maximum
Annuity  Date may be  required  by law.  Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the annuity  option you choose.  Certain  annuity  options may not be  available  depending on the age of the Annuitant.

Certain of these  annuity  options  may be  available  to  Beneficiaries  who choose to receive  the Death  Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments  for Life:  Under this  option,  income is payable  periodically  until the death of the "key  life".  The
"key life" (as used in this  section)  is the person or persons  upon whose life  annuity  payments  are based.  No additional  annuity  payments  are made after the death of the key life.  Since no minimum  number of  payments  is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.
It is  possible  that only one  payment  will be  payable if the death of the key life  occurs  before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available  on a fixed or variable  basis.  Under this  option,  you cannot make a partial or full  surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum  number of payments is  guaranteed  under this option.  It is possible  that only one payment  will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death benefits  would be payable.  This Option is currently  available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments  for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.
However,  if the key life dies before the end of the period  selected (5, 10 or 15 years),  the remaining  payments are paid to the  Beneficiary  until the end of such  period.  This  Option  is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the
Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting  this option.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death  of the key  life.  Benefits  may  increase  or  decrease  depending  on the  investment  performance  of the
Sub-accounts.  This option has a cash value that also varies with the investment  performance  of the  Sub-account.
The cash value provides a "cushion" from volatile investment  performance so that negative  investment  performance does  not  automatically  result  in a  decrease  in the  annuity  payment  each  month,  and  positive  investment performance  does not  automatically  result  in an  increase  in the  annuity  payment  each  month.  The  cushion generally  "stabilizes"  monthly  annuity  payments.  Any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except  that,  while the key life is alive,  the annuity  payment  will not be less than a  guaranteed
             ------
amount,  which  generally  is equal  to the  first  annuity  payment.  We  charge  an  additional  amount  for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would  apply  were you to  surrender  your  Annuity on the  Annuity  Date.  Therefore, choosing an Annuity  Date within  four (4) years of the Issue Date of the Annuity may limit the  available  annuity payment  options.  Certain  annuity  payment  options may not be available  if your Annuity Date occurs  during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the  Annuitant's  85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity  payments,  where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed  annuity  payments,  you will receive equal  fixed-dollar  payments  throughout  the period you select.  The amount of the fixed payment will vary  depending on the annuity  payment option and payment frequency you select.  Generally,  the first annuity payment is determined by multiplying the Account Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates differs based on the type of annuity  chosen and the frequency of payment  selected.  Our rates will not be less  than our  guaranteed  minimum  rates.  These  guaranteed  minimum  rates  are  derived  from the a2000
Individual  Annuity  Mortality  Table  with an assumed  interest  rate of 3% per annum.  Where  required  by law or regulation,  such  annuity  table  will have  rates  that do not  differ  according  to the gender of the key life.
Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different types of variable  annuity payment  options.  The first annuity payment will be calculated based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make annuity  payments.
You will not receive  annuity  payments  until you choose an AIR. The remaining  annuity  payments  will  fluctuate based on the performance of the  Sub-accounts  relative to the AIR, as well as, other factors  described below. The greater the AIR, the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial  annuity  payment.  Within  payment  options 1-3, if the  Sub-accounts  you choose perform  exactly the same as the AIR, then  subsequent  annuity  payments will be the same as the first annuity  payment.  If the  Sub-accounts  you choose perform better than the AIR, then  subsequent annuity  payments will be higher than the first  annuity  payment.  If the  Sub-accounts  you choose  perform worse than the AIR, then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the  Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made  whether or not the  Annuitant  is still  alive are  adjusted  based on the  performance  of the  Sub-accounts relative  to the AIR;  however,  subsequent  annuity  payments  do not always  increase  or  decrease  based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule  of units for each  Sub-account  by the Unit  Value of each  Sub-Account  on the  annuity payment  date.  We determine the schedule of units based on your Account Value (minus any premium tax that applies)  at the time you elect to begin  receiving  annuity  payments.  The  schedule  of units will vary based on the annuity  payment  option  selected,  the length of any certain  period (if  applicable),  the
         Annuitant's  age and gender  (if  annuity  payments  are due for the life of the  Annuitant)  and the Unit
         Value of the  Sub-Accounts  you initially  selected on the Issue Date.  The  calculation  is performed for each  Sub-Account,  and the  sum of the  Sub-Account  calculations  equals  the  amount  of  your  annuity payment.  Other than to fund annuity  payments,  the number of units  allocated to each  Sub-Account  will not change unless you transfer among the  Sub-Accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the  Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive.  We calculate the initial  annuity  payment amount by multiplying  the number of units scheduled to
                                  -------
         be  redeemed  under a schedule of units by the Unit  Values  determined  on the  annuitization  date.  The schedule of units is established for each  Sub-account you choose on the  annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity  factors reflect our assumptions  regarding  the  costs  we  expect  to bear in  guaranteeing  payments  for the  lives  of the
         Annuitant  and will  depend  on the  benchmark  rate,  the  annuitant's  attained  age and  gender  (where permitted).  Unlike variable  payments  (described above) where each payment can vary based on Sub-account performance,  this payment option  cushions the immediate  impact of Sub-account  performance by adjusting the length of the time during which  annuity  payments  will be made whether or not the Annuitant is alive while  generally  maintaining a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark  rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments continue,  however, the annuity payment amount will vary depending on Sub-account performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option  provides  guaranteed  payments for life in the same manner as  Stabilized  Variable  Payments
         (described  above).  In addition to the stabilization  feature,  this option also guarantees that variable annuity  payments will not be less than the initial  annuity  payment  amount  regardless  of  Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are  described  in greater  detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment  amount is  adjusted  upward or  downward  depending  on the rate we are  currently  crediting  to  annuity payments.  The  adjustment  in the  annuity  payment  amount  does not affect the  duration  of  remaining  annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The  Annuity  provides a Death  Benefit  during its  accumulation  period.  If the  Annuity is owned by one or more natural  persons,  the Death  Benefit is payable  upon the first  death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable  upon the  Annuitant's  death,  if there is no  Contingent  Annuitant.  If a
Contingent  Annuitant was  designated  before the  Annuitant's  death and the Annuitant  dies,  then the Contingent
Annuitant  becomes the  Annuitant  and a Death  Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing the basic Death  Benefit  guarantee  under the  Annuity.  The  Annuity  also offers two  different  optional  Death
Benefits.  Either  benefit  can be  purchased  for an  additional  charge.  The  additional  charge is  deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional  Death  Benefits.
Notwithstanding the additional  protection provided under the optional Death Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account  Value in the  variable  investment  options and your  Interim  Value in the Fixed
         Allocations.

For purposes of the basic and optional Death  Benefits,  "proportional  withdrawals"  are determined by calculating the  percentage  of the Account  Value that each prior  withdrawal  represented  when  withdrawn.  For  example,  a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments.

OPTIONAL DEATH BENEFITS
You can  purchase  either of two  optional  Death  Benefits  with your  Annuity  to provide  an  enhanced  level of protection for your beneficiaries.

NOTE:  You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other
Optional Death Benefit.

-------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits  are only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow existing  Annuity Owners to purchase either of the optional Death Benefits  subject to our rules and any  changes  or  restrictions  in the  benefits.  Certain  terms and  conditions  may  differ if you purchase  your  Annuity  as part of an  exchange,  replacement  or  transfer,  in whole or in part,  from any other
Annuity we issue.
-------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate  for you may depend on your  particular  circumstances,  including other  financial  resources  that may be available to your  Beneficiary to pay taxes on your Annuity should you die during the accumulation period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional Death Benefit provides a benefit that is payable in addition to the basic Death  Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

-------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and  conditions  may differ  between  jurisdictions  once  approved.
Please refer to the section  entitled  "Tax  Considerations"  for a discussion  of special tax  considerations  for purchasers of this benefit.
-------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death Benefit Amount includes your Account Value and any amounts added to your Account Value under the Annuity's
--------------------
basic Death Benefit when the Death Benefit is calculated.  Under the basic Death Benefit, amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

-------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is  subject  to a maximum  of 50% of all  Purchase
Payments  applied to the Annuity at least 12 months  prior to the death of the decedent  that  triggers the payment of the Death Benefit.
-------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death  Benefit  Target Date is the contract  anniversary  on or after the 80th birthday of the current
             ---------------------------
     Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value equals the highest of all previous  "Anniversary  Values" on or before the
             ---------------------------
     earlier of the Owner's date of death and the "Death Benefit Target Date".

|X|      The  Anniversary  Value is the Account Value as of each  anniversary of the Issue Date plus the sum of all
              ------------------
     Purchase  Payments  on or after such  anniversary  less the sum of all  "Proportional  Reductions"  since such anniversary.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target
Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the
              date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each  increasing  daily until  the  Owner's  date of death at a rate of 5.0%,  subject  to a limit of 200% of the  difference between the sum of all  Purchase  Payments and the sum of all  withdrawals  as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the
         Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing "due proof of death" (an MVA may be  applicable to amounts in any Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target  Date.  NOTE:  If you and your spouse own the
Annuity  jointly,  we will pay the  Death  Benefit  to the  Beneficiary.  If the sole  primary  Beneficiary  is the surviving  spouse,  then the  surviving  spouse can elect to assume  ownership  of the  Annuity  and  continue  the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown  above  except that the age of the
Annuitant is used to determine  the Death Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional  Death Benefit and the  Guaranteed  Minimum Death
Benefit at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual  charge for the  benefit.  Both  optional  Death  Benefits  will  terminate  automatically  on the  Annuity  Date.  We may also terminate any optional  Death  Benefit if necessary to comply with our  interpretation  of the Code and  applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your Account Value if you elect to purchase  either  optional Death  Benefit.  The Enhanced
Beneficiary  Protection  Death Benefit costs 0.25% of Account  Value.  The  Guaranteed  Minimum Death Benefit costs
0.30% of the current  Death  Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity
Year.  No charge applies after the Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an  anniversary  of the Issue Date,  the charge will be prorated.  During the first year after the Issue Date, the charge will be prorated  from the Issue  Date.  In all  subsequent  years,  it would be prorated  from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment  options.  We only deduct the charge  pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct  your  remaining  Account  Value and  terminate  your  Annuity.  We will  notify you if your
Account  Value is  insufficient  to pay the  charge  and  allow you to submit an  additional  Purchase  Payment  to continue your Annuity.

Please  refer to the  section  entitled  "Tax  Considerations"  for  additional  considerations  in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments not extending  beyond the life  expectancy of the Beneficiary or over the life of the Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to death benefit  proceeds  becoming due, a Beneficiary can elect to receive the Death Benefit  proceeds as a series of fixed annuity  payments  (annuity payment options 1-4) or as a series of variable  annuity  payments  (annuity  payment  options  1-3 or 5 and 6). See the section  entitled  "What Types of
Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your spouse as your  Beneficiary.  If you and your spouse own the Annuity jointly,  we assume that the sole primary  Beneficiary  will be the surviving  spouse unless you elect an alternative  Beneficiary  designation.
Unless you elect an alternative  Beneficiary  designation,  the spouse Beneficiary may elect to assume ownership of the  Annuity  instead  of taking the Death  Benefit  payment.  Any Death  Benefit  (including  any  optional  Death
Benefits)  that would have been  payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the surviving  spouse will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of  determining  any future  Death  Benefit for the surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.  However,  any  additional  Purchase  Payments  applied after the date the assumption is effective  will be subject to all  provisions of the Annuity,  including any CDSC that may apply to the  additional
Purchase Payments.

See the section entitled "Managing Your Annuity - Spousal  Contingent  Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death  benefit  payment  options when an Annuity is used as an IRA,  403(b) or other "qualified  investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a  Beneficiary  may  generally  elect to continue the Annuity and receive  Minimum
Distributions  under the  Annuity  instead of  receiving  the death  benefit  in a single  payment.  The  available payment  options  will  depend on  whether  the Owner died on or before  the date he or she was  required  to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life expectancy  of the  designated  Beneficiary  (as  long as  payments  begin  by  December  31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy of the spouse with such payments  beginning no earlier than December
         31st of the year  following  the year of death or December  31st of the year in which the  deceased  would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the flexibility to take out more each year than required under the Minimum  Distribution  rules.
Until withdrawn,  amounts in an IRA, 403(b) or other "qualified  investment"  continue to be tax deferred.  Amounts withdrawn each year,  including  amounts that are required to be withdrawn  under the Minimum  Distribution  rules, are  subject to tax.  You may wish to  consult a  professional  tax  advisor  for tax advice as to your  particular
situation.   See  the  section  entitled  "How  are  Distributions  From  Qualified   Contracts  Taxed?  -  Minimum
Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death  Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the  Beneficiary  may  request  transfers  among  Sub-accounts,   subject  to  the  same  limitations  and
              restrictions  that applied to the Owner.  NOTE: The  Sub-accounts  offered under the IRA  Beneficiary
              Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death  Benefits  elected by the Owner will no longer apply to the
              Beneficiary.
|X|      the  Beneficiary  can request a  withdrawal  of all or a portion of the Account  Value at any time without application of a CDSC.
|X|      upon  the  death  of the  Beneficiary,  any  remaining  Account  Value  will be paid in a lump  sum to the person(s) named by the Beneficiary.
|X|      all amounts in the  Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution rules described above.

Please contact American Skandia for additional  information on the availability,  restrictions and limitations that will apply to a Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the
Death  Benefit if the  decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or
Annuitant  due to the prior  Owner's  or  Annuitant's  death.  Any  minimum  Death  Benefit  that  applies  will be suspended  for a two-year  period  from the date he or she first  became  Owner or  Annuitant.  After the  two-year suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions  we require to  determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death Benefit to all  Beneficiaries.  "Due proof of death" may include a certified copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction  as to the finding of death or other  satisfactory  proof of death.  Upon our  receipt of "due proof of death" we  automatically  transfer  the
Death  Benefit  to the  AST  Money  Market  Sub-Account  until  we  further  determine  the  universe  of  eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.
Absent an election of a Death  Benefit  payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require written  acknowledgment of all named Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all  required  paper work,  the amount of the Death  Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary
Protection Optional Death Benefit.

-------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided  under the Plus40(TM)Optional Life Insurance  Rider  ("Plus40(TM)rider" or the
"Rider") is supported by American  Skandia's  general  account and is not subject to, or  registered  as a security under,  either the  Securities  Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)
rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the  value  of your  Annuity.  It is also  included  because  you can  elect  to pay  for the  Rider  with  taxable withdrawals  from your  Annuity.  The  staff of the  Securities  and  Exchange  Commission  has not  reviewed  this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
-------------------------------------------------------------------------------------------------------------------

The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the
Account  Value of your  Annuity as of the date we  receive  due proof of death,  subject  to  certain  adjustments, restrictions  and  limitations.  The Rider may be especially  useful in offsetting  federal and state taxes payable on any taxable  gains in your  Annuity at the time of your death.  The Rider is  available in addition to the death benefit  payable  under  the  Annuity.  Whether  the Rider is  appropriate  for you may  depend on your  particular circumstances,  including other financial resources that may be available to your  Beneficiary(ies) to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable  under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity  Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix D for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each  Sub-account  allocation  and for each Fixed  Allocation.  The Account  Value is the sum of the values of each
Sub-account  allocation  and the value of each Fixed  Allocation.  The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender.  When  determining  the Account Value on a day more than 30 days prior to a
Fixed  Allocation's  Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a
Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the  accumulation  period.  The
Surrender  Value is equal to your Account Value minus any CDSC, the Annual  Maintenance  Fee and the charge for any optional benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing  units of the  Sub-account.  Each Sub-account invests  exclusively  in shares of an  underlying  Portfolio.  The value of the  Units  fluctuate  with the  market fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit
Price is used for  determining  the value of transactions  involving  Units of the  Sub-accounts.  We determine the number of Units involved in any  transaction  by dividing the dollar value of the  transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the  Valuation  Day you make the  allocation,  the Unit Price is
$14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume that later,  you wish to transfer  $3,000 of your Account  Value out of that  Sub-account  and into another  Sub-account.  On the  Valuation Day you request the transfer,  the Unit Price of the  original  Sub-account  has  increased  to $16.79.  To  transfer  $3,000,  we sell
178.677  Units at the  current  Unit  Price,  leaving  you  158.477  Units.  We then buy $3,000 of Units of the new
Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the  initial  value  allocated  to a Fixed  Allocation  plus all  interest  credited to a Fixed
Allocation  as of the date  calculated.  The  Interim  Value  does not  include  the  impact  of any  Market  Value
Adjustment.  If you made any transfers or withdrawals from a Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date or within 30 days prior to its
Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia  is  generally  open to  process  financial  transactions  on those  days that the New York Stock
Exchange  (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE does not open on a  regularly scheduled  date or time  or  closes  at an  earlier  time  than  scheduled  (normally  4:00  p.m.  EST).  Financial transactions  requested  before the close of the NYSE which meet our  requirements  will be processed  according to the value next  determined  following the close of business.  Financial  transactions  requested on a  non-business day or after the close of the NYSE will be processed  based on the value next  computed on the next  business  day.
There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than other  major  stock exchanges,  such as NASDAQ or the American Stock Exchange.  Under such circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement weather,  natural disaster or other circumstances  beyond our  control,  our  offices  may be closed or our  business  processing  capabilities  may be restricted.  Under those  circumstances,  your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving,  and Christmas.  On those dates, we will not process any financial transactions involving purchase or redemption orders.

American  Skandia  will  also not  process  financial  transactions  involving  purchase  or  redemption  orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an  emergency  exists  making  redemption  or  valuation  of  securities  held  in  the  separate  account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the  required information  to allow us to issue your  Annuity,  we may retain the Purchase  Payment  while we try to reach you or your  representative  to  obtain  all  of our  requirements.  If we  are  unable  to  obtain  all  of our  required information  within five (5) days, we are required to return the Purchase  Payment to you at that time,  unless you specifically  consent to our  retaining  the Purchase  Payment  while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.
During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase Payments:  We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include transfers under a Dollar Cost Averaging,  rebalancing, or asset  allocation  program,  Systematic  Withdrawals,  Minimum  Distributions  or  annuity  payments.  Scheduled transactions  are  processed  and  valued as of the date they are  scheduled,  unless  the  scheduled  day is not a
Valuation  Day.  In that  case,  the  transaction  will be  processed  and  valued  on  Valuation  Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for
Partial  Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death  Benefit  claims require our review and evaluation  before  processing.  We price such transactions as of the date we receive at our
Office all supporting documentation we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer  requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.
Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions involving a ProFunds VP  Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30
p.m.  Eastern  time)  for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.com).  You cannot  request a transaction  involving  the  purchase,  redemption or transfer of units in one of the  ProFunds VP  Sub-account  between the  applicable  "cut-off"  time and 4:00 p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our interpretation  of the  relevant  tax laws is not  intended  to be fully  comprehensive  nor is it  intended as tax advice.  Therefore,  you may wish to  consult a  professional  tax  advisor  for tax  advice as to your  particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The  Separate  Accounts  are taxed as part of  American  Skandia.  American  Skandia  is taxed as a life  insurance company  under  Part I,  subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code  governs  the  taxation of  annuities  in  general.  Taxation of the Annuity  will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension  plan,  profit  sharing  plan or other  retirement  arrangement  that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any  increase in the value of the  Annuity  until an amount is  received  (a  "distribution").  This is commonly referred to as "tax  deferral".  A  distribution  can be in the form of a lump sum payment  including  payment of a
Death Benefit,  or in annuity  payments under one of the annuity payment  options.  Certain other  transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must  currently  include  any  increase  in the value of the  Annuity  during a tax year in its gross income.  An  exception  from  current  taxation  applies  for  annuities  held by an  employer  with  respect  to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the  decedent.  A  tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the contract" is includible in the taxpayer's  gross income  and  taxable  in the year it is  received.  The  amount  of any  distribution  treated  as a return  of the
"investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the  taxpayer's  "investment in the contract" from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment in the contract" is equal to total  purchase  payments for all "related  contracts"  minus any previous  distributions  or  portions  of such  distributions  from  such  "related  contracts"  that were not includible  in gross  income.  "Investment  in the  contract"  may be  affected  by  whether an annuity or any
     "related  contract"  was purchased as part of a tax-free  exchange of life  insurance,  endowment,  or annuity contracts  under Section 1035 of the Code. The  "investment in the contract" for a Qualified  Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each annuity payment  received on or after the Annuity Date will generally be taxable.  The taxable  portion of each annuity  payment is determined  by a formula which  establishes the ratio that the  "investment in the contract"  bears to the total value of annuity  payments to be made. This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross  income.  Any portion of an annuity  payment  received  that exceeds the  exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the exclusion ratio differs  between fixed and variable  annuity  payments.  When annuity payments  cease  because of the death of the  person  upon whose  life  payments  are based and,  as of the date of death,  the amount of annuity  payments  excluded from taxable  income by the  exclusion  ratio does not exceed the
"investment in the contract,"  then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not  used in  conjunction  with a
Qualified  Contract  (Qualified  Contracts are discussed  below) is subject to a penalty equal to 10% of the amount includible in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions  made on or after the death of the contract owner, or, if the owner is an entity,  the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's designated beneficiary);
|X|

Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection  with a  tax-qualified  retirement arrangement)  are to be treated as one annuity  contract  when  determining  the taxation of  distributions  before annuitization.  We refer to these contracts as "related  contracts." In situations  involving  related contracts we believe  that the values  under such  contracts  and the  investment  in the  contracts  will be added  together to determine the proper taxation of a distribution  from any one contract  described under the section  "Distributions before  Annuitization."  Generally,  distributions  will be treated as coming  first  from  income on the  contract until all of the income on all such related  contracts is withdrawn,  and then as a return of the investment in the contract.  There is some  uncertainty  regarding  the  manner in which the  Internal  Revenue  Service  would  view related  contracts when one or more contracts are immediate  annuities or are contracts that have been  annuitized.
The Internal  Revenue  Service has not issued  guidance  clarifying  this issue as of the date of this  Prospectus.
You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding   "substantially  equal  periodic  payments":   (also  known  as  "72(t)"  or  "72(q)"
distributions)  Any  modification to a program of distributions  which are part of a series of substantially  equal periodic  payments  that occur before the later of the  taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10%  premature  distribution  penalty that would have been due had the  payments  been  treated  as  subject  to the 10%  premature  distribution  penalty  in the  years received,  plus  interest.  This  does not  apply  when  the  modification  is by  reason  of death or  disability.
American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the 10% penalty described above under "Penalty Tax on  Distributions"  for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity  payments under a contract  recognized as an immediate annuity  under state  insurance  law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract  were  contributed  or deemed to be  contributed  more than one year prior to the  annuity starting date under the immediate  annuity;  and (b) the annuity  payments under the immediate  annuity do not meet the requirements of any other exception to the 10% penalty.

Special  rules in relation to tax-free  exchanges  under  Section  1035:  Section 1035 of the Code permits  certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased through a tax-free exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August
14, 1982, then any distributions other than as annuity payments will be considered to come:
|X|      First,  from the amount of  "investment  in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the purchase  payments  made prior to
       August 14, 1982 (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14, 1982, such amounts are not included in taxable  income.  Further,  distributions  received that are  considered to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the
Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as  tax-free  1035  exchanges  of entire  contracts,  therefore avoiding  current  taxation  of any  gains  in the  contract  as well as the 10% IRS tax  penalty  on  pre-age  59 1/2 withdrawals.  The IRS has reserved the right to treat  transactions  it considers  abusive as  ineligible  for this favorable  partial 1035  exchange  treatment.  We do not know what  transactions  may be  considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will treat a partial  surrender of this type  involving a  non-qualified  annuity contract as a "tax-free" exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and  withholding  agent,  believe that we would be expected to deem the  transaction to be abusive.  However,  some insurance  companies  may not  recognize  these  partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as  subjecting  the taxable  portion of the distribution  to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance  from the Internal  Revenue  Service as to whether a partial  exchange  from a life  insurance contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will continue to report a partial  surrender  of a life  insurance  policy as  subject  to current  taxation  to the  extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction on the  remaining  life  insurance  policy,  particularly  as to the  subsequent  methods  to be used  to test  for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations for Purchasers of the Enhanced  Beneficiary  Protection  Optional Death Benefit:  As of the
date of this  Prospectus,  it is our  understanding  that the charges related to the optional Death Benefit are not subject to current  taxation and we will not report them as such.  However,  the IRS could take the  position  that these charges should be treated as partial  withdrawals  subject to current taxation to the extent of any gain and, if  applicable,  the 10% tax  penalty.  We reserve the right to report  charges for the optional  Death  Benefit as partial  withdrawals if we, as a reporting and withholding agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be  suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have provided  summaries  below of the types of  tax-qualified  retirement  plans  with  which we may issue an  Annuity.
These summaries provide general  information  about the tax rules and are not intended to be complete  discussions.
The tax rules  regarding  qualified plans are complex.  These rules may include  limitations on  contributions  and restrictions on  distributions,  including  additional  taxation of  distributions  and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and restrictions that are in  addition  to the  terms of the  Annuity.  The  application  of these  rules  depends  on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified plan, you should obtain  competent tax advice, both as to the tax treatment and  suitability  of such an  investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and  Profit-sharing  Plans:  Annuities may be used to fund employee benefits of various corporate pension and  profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including
401(k) plans.  Contributions  to such plans are not taxable to the employee until  distributions  are made from the retirement  plan.  The  Code  imposes  limitations  on the  amount  that  may be  contributed  and  the  timing  of distributions.  The tax treatment of distributions  is subject to special  provisions of the Code, and also depends on the  design  of the  specific  retirement  plan.  There  are  also  special  requirements  as to  participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of  retirement  plans  established  by  self-employed individuals  for  themselves  and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".
These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section  403(b) of the Code, a tax  sheltered  annuity  ("TSA") is a contract into which  contributions  may be made by certain  qualifying  employers such as public schools and certain  charitable, educational and scientific  organizations  specified in Section 501(c)(3) for the benefit of their employees.  Such contributions  are not taxable to the employee until  distributions  are made from the TSA. The Code imposes limits on contributions, transfers and distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental  and certain  other  tax  exempt  employers  for their  employees  may  invest in  annuity  contracts.  The Code  limits contributions and distributions,  and imposes  eligibility  requirements as well.  Contributions are not taxable to employees  until  distributed  from the plan.  However,  plan assets  remain the  property of the  employer and are subject to the claims of the employer's  general  creditors until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements or "IRAs":  Section 408 of the Code allows eligible individuals to maintain an individual  retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be  eligible  to  establish  an IRA and the time when  distributions  must  commence.  Further,  an Annuity  may be
established  with  "roll-over"   distributions  from  certain  tax-qualified  retirement  plans  and  maintain  the tax-deferred status of these amounts.

Roth  IRAs:  A form  of IRA is  also  available  called  a  "Roth  IRA".  Contributions  to a Roth  IRA are not tax
deductible.  However,  distributions  from a Roth IRA are free from Federal income taxes and are not subject to the
10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion  from a traditional  IRA was made and the  distribution  is made (a) once the  taxpayer  is age 59 1/2or older,  (b) upon the
                          ---
death or disability  of the  taxpayer,  or (c) for qualified  first-time  home buyer  expenses,  subject to certain limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth IRAs will  receive a special  disclosure  document,  which  describes  limitations  on eligibility,  contributions,  transferability  and  distributions.  It also  describes the  conditions  under which distributions  from IRAs and qualified  plans may be rolled over or  transferred  into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may establish  Simplified  Employee  Pensions or SEP
IRAs.  Employer  contributions  that may be made to  employee  SEP IRAs are  larger  than the  amounts  that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under Section 72 of the Code.  Under these rules,  a portion  of each  distribution  may be  excludable  from  income.  The  excludable  amount is the  proportion  of a distribution  representing  after-tax  contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a  distribution  from a Qualified  Contract made prior to age 59 1/2.  However,  the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent  to the death or  disability  of the taxpayer (for this purpose  disability is as defined in
     Section 72(m)(7) of the Code);
|X|      is part of a  series  of  substantially  equal  periodic  payments  to be paid not  less  frequently  than annually  for the  taxpayer's  life or life  expectancy  or for the joint  lives or life  expectancies  of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions  above which are followed by an asterisk (*) do not apply to IRAs.  Certain other  exceptions may be available.

Minimum  Distributions  after  age 70 1/2:  A  participant's  interest  in a  Qualified  Contract  must  generally  be distributed,  or begin to be  distributed,  by the  "required  beginning  date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.
      The retirement option is not available to IRAs.

The IRS has released  Treasury  regulations  containing new Minimum  Distribution  rules.  Under the new rules, the
Minimum  Distribution  amount  will be lower  for the vast  majority  of  individuals.  For  Minimum  Distributions required in 2002 and beyond, the individual may utilize the 2002 Final Regulations,  the 2001 Proposed  Regulations
or the 1987 Proposed Regulations.

Under the new Minimum  Distribution  rules, a uniform life  expectancy  table will be utilized by all  participants except those with a spouse who is more than ten (10) years  younger  than the  participant.  In that case,  the new rules permit the participant to utilize the actual life  expectancies  of the  participant and the spouse.  In most cases,  the  beneficiary  may be  changed  during  the  participant's  lifetime  with  no  affect  on  the  Minimum
Distributions.  At death,  the designated  Beneficiary may generally take Minimum  Distributions  over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not  properly  distributed.  Because of the many recent  changes to the Minimum
Distribution rules, we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of insurance  companies).  If the  diversification  requirements under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations  prescribe  the  diversification  requirements  for variable  annuity  contracts.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Transfers  Between  Investment  Options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may  promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with  ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines  may or may not  address  the  number of  investment  options or the number of transfers between  investment  options offered under a variable  annuity.  It is not known whether such guidelines, if in fact  promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any  action,  including  modifications  to your  Annuity or the  Sub-accounts,  required  to comply  with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section 3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld depend upon the nature of the  distribution.  However,  under most  circumstances a recipient may elect not to have income taxes withheld or have income taxes  withheld at a different  rate by filing a completed  election form with
us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject to automatic  20%  withholding  for Federal  income  taxes.  The  following  distributions  are not eligible  rollover distributions and not subject to 20% withholding::
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments  for the life or life  expectancy  of the participant  in the  retirement  plan or the  life  or life  expectancy  of  such  participant  and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of  substantial  periodic  payments  pursuant to Section 72(q) or
     72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount  received  directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before  annuity  payments have begun is treated as a distribution subject  to  taxation  under the  distribution  rules  set  forth  above.  Any gain in an  annuity  on or after the assignment  or pledge of an entire  annuity  and while such  assignment  or pledge  remains in effect is treated as
"income on the contract" in the year in which it is earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge  includible in gross income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other  than the  spouse of the owner (or  former  spouse  incident  to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under  the  Code  certain  taxes  may be due  when  all or part of an  annuity  is transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract holder.  These  generation-skipping  transfers  generally  include  those  subject  to  federal  estate or gift tax rules.  There is an  aggregate  $1.1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for  Contingent  Annuitants:  There may be  adverse  tax  consequences  if a  contingent  annuitant succeeds an annuitant  when the Annuity is owned by a trust that is neither tax exempt nor  qualifies for preferred treatment under certain sections of the Code. In general,  the Code is designed to prevent  indefinite  deferral of tax.  Continuing  the  benefit of tax  deferral  by naming one or more  contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax  deferral for an  indefinite  period.
Therefore,  adverse tax treatment may depend on the terms of the trust,  who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted  by law  and  subject  to  your  prior  consent,  to  provide  any  prospectus,  prospectus  supplements, confirmations,  statements  and reports  required  by  applicable  law or  regulation  to you through our  Internet
Website at  http://www.americanskandia.com  or any other electronic means,  including diskettes or CD ROMs. We send a  confirmation  statement  to you  each  time a  transaction  is made  affecting  Account  Value,  such as  making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly  statements  detailing
the  activity   affecting  your  Annuity  during  the  calendar  quarter.   We  may  confirm  regularly   scheduled
transactions,   such  as  the  Annual  Maintenance  Fee,  in  quarterly   statements  instead  of  confirming  them
immediately.  You  should  review  the  information  in these  statements  carefully.  You may  request  additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any  errors or  corrections  on  transactions  for your  Annuity  must be  reported  to us at our Office as soon as possible to assure proper accounting to your Annuity.  For transactions that are confirmed  immediately,  we assume all  transactions  are  accurate  unless  you  notify us  otherwise  within 30 days from the date you  receive  the confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are  accurate  unless  you  notify us  within  30 days  from the date you  receive  the  quarterly  statement.  All transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable  30-day period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements for the Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent,  make such  documents  available  electronically  through our Internet  Website or other  electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in
Connecticut  with  licenses  in all 50 states and the  District of  Columbia.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc., whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.
American  Skandia  markets  its  products to  broker-dealers  and  financial  planners  through an  internal  field marketing  staff. In addition,  American  Skandia markets  through and in conjunction  with financial  institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance contracts.  American
Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) both fixed and variable immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.  No company other than American Skandia has any legal responsibility to pay amounts that it owes under its variable annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation  period,  assets  supporting  Account  Values  of the  Annuities  are held in  separate  accounts established  under  the  laws of the  State of  Connecticut.  We are the  legal  owner of  assets  in the  separate accounts.  In the payout period,  assets  supporting fixed annuity payments and any adjustable  annuity payments we make  available  are held in our  general  account.  Assets  supporting  variable  annuity  payment  options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate accounts are credited to or charged  against each such  separate  account  without  regard to other  income,  gains or losses of
American  Skandia or of any other of our  separate  accounts.  These  assets may only be charged  with  liabilities which  arise  from the  Annuities  issued  by  American  Skandia.  The  amount of our  obligation  in  relation  to allocations  to the  Sub-accounts  is  based on the  investment  performance  of such  Sub-accounts.  However,  the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as  "Separate  Account B".  Separate  Account B consists  of  multiple  Sub-accounts.  The name of each
Sub-account generally  corresponds to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the  investment  performance of Separate  Account B. The  Sub-accounts  of this
Annuity are all Class 1  Sub-accounts  of Separate  Account B. Each  Sub-account  invests  only in a single  mutual fund or mutual fund portfolio.  Each class of  Sub-accounts in Separate  Account B has a different level of charges assessed  against such  Sub-accounts.  Separate  Account B is registered with the SEC under the Investment  Company
Act of 1940  ("Investment  Company Act") as a unit investment  trust,  which is a type of investment  company.  The
SEC does not supervise investment policies, management or practices of Separate Account B.

We  reserve  the  right  to  make  changes  to  the  Sub-accounts  available  under  the  Annuity  as we  determine appropriate.  We may  offer  new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at  our  sole discretion.  We may also close  Sub-accounts  to  additional  Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after  specified  dates.  We may also  substitute an underlying mutual fund or  portfolio  of an  underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the
Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any
Sub-account.  Your Account  Value  allocated  to the  Sub-accounts  may  increase or decrease.  You bear the entire investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the accumulation  period,  assets supporting our obligations based on Fixed Allocations are held in American
Skandia  Life  Assurance  Corporation  Separate  Account  D,  also  referred  to  as  "Separate  Account  D".  Such obligations  are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.
These  obligations  do not depend on the  investment  performance  of the assets in  Separate  Account D.  Separate
Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An
Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the investment  gain or loss on assets  maintained  in Separate  Account D. Such gain or loss accrues  solely to us. We retain  the risk that the  value of the  assets  in  Separate  Account  D may drop  below  the  reserves  and other liabilities  we must  maintain.  Should the value of the assets in  Separate  Account D drop below the  reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets, we will transfer assets from our general  account to  Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently  employ  investment  managers to manage the assets  maintained in Separate  Account D. Each manager we employ is responsible  for investment  management of a different  portion of Separate  Account D. From time to time additional  investment  managers may be employed or investment  managers may cease being employed.  We are under no obligation to employ or continue to employ any investment  manager(s) and have sole  discretion over the investment managers we retain.

We are not  obligated  to invest  according  to  specific  guidelines  or  strategies  except as may be required by
Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each  underlying  mutual fund is  registered as an open-end  management  investment  company  under the  Investment
Company Act.  Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance companies  offering  variable  annuity and variable life insurance  products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the  underlying  mutual funds in which the  Sub-accounts  invest.  However, under SEC rules,  you have  voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an underlying  mutual fund portfolio  requests a vote of  shareholders,  we will vote our shares based on instructions received  from Owners with Account  Value  allocated to that  Sub-account.  Owners have the right to vote an amount equal to the  number of shares  attributable  to their  contracts.  If we do not  receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish  those Owners who have Account  Value  allocated to a Sub-account whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary forms to  provide us with their  voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters  such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund portfolio to their  respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance products.  Differences may also occur  surrounding the offering of an underlying  mutual fund portfolio to variable life  insurance  policies  and  variable  annuity  contracts  that we offer.  Under  certain  circumstances,  these differences  could be considered  "material  conflicts,"  in which case we would take  necessary  action to protect persons with voting  rights under our variable  annuity  contracts  and variable life  insurance  policies  against persons  with  voting  rights  under  other  insurance  companies'  variable  insurance  products.  If a  "material conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take  necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life insurance and variable annuity contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American Skandia,  Inc., is the distributor  and  principal  underwriter  of the  securities  offered  through  this  prospectus.  ASM  acts as the distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc.,  a  family  of  retail  mutual  funds.  ASM also  acts as an  introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Annuity.

ASM's  principal  business  address is One  Corporate  Drive,  Shelton,  Connecticut  06484.  ASM is  registered as broker-dealer  under  the  Securities  Exchange  Act of 1934  ("Exchange  Act")  and is a  member  of the  National
Association of Securities Dealers, Inc. ("NASD").

The  Annuity  is  offered  on a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent broker-dealers  who are  registered  under the  Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are  solicited  by  registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law. In addition,
ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to  firms  on  sales  of the  Annuity  according  to one or more  schedules.  The  individual representative  will receive a portion of the  compensation,  depending  on the practice of the firm.  Compensation is generally  based on a percentage of Purchase  Payments made, up to a maximum of 5.5%.  Alternative  compensation schedules are available that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation  for providing  ongoing service to you in relation to the Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate  compensation or reimbursement for, among other things,  training of sales personnel,  marketing  or  other  services  they  provide  to us or  our  affiliates.  We or  ASM  may  enter  into compensation  arrangements  with certain firms.  These  arrangements will not be offered to all firms and the terms of such  arrangements  may  differ  between  firms.  Any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the  extent  permitted  by NASD rules and other  applicable  laws and regulations,  ASM may  pay or  allow  other  promotional  incentives  or  payments  in the  form  of cash or  other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate  performance for the  Sub-accounts are found in the Statement of Additional  Information.  This information may help you review the  performance of the investment  options and provide a basis for comparison with other  annuities.  This  information  may be less useful when comparing the  performance of the investment  options with other  savings or  investment  vehicles.  Such other  investments  may not  provide  some of the  benefits  of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the Portfolios in the form of "Standard"  and  "Non-standard"  Total Returns.
"Standard  Total Return"  figures assume a  hypothetical  initial  investment of $1,000  allocated to a Sub-account during the most recent,  one,  five and ten year periods (or since the  inception  date that the Portfolio has been offered as a  Sub-account,  if less).  "Standard  Total Return"  figures  assume that the Insurance  Charge and the
Annual  Maintenance  Fee (if  applicable)  are  deducted  and that the  Annuity  is  surrendered  at the end of the applicable  period,  meaning that any  Contingent  Deferred  Sales  Charge that would apply upon  surrender is also deducted.  "Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account  Value being  greater  than  $100,000,  where the charge is waived.  Non-standard
Total Returns are  calculated in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.  In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  Standard  and  Non-standard  Total  Returns  will not reflect  charges  that apply to any optional  benefits.  The  additional  cost  associated  with any  optional  benefits  you elected  will reduce your performance.  Non-Standard Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  actual  performance  since inception of the  Sub-accounts.  Hypothetical historical  performance  of the  underlying  Portfolios  prior to the  existence  of the  Sub-accounts  may only be presented as Non-Standard Total Returns.

We may advertise the performance of money  market-type  Sub-accounts  using a measure of the "current and effective yield".  The current  yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day period ending on the date of  calculation.  The effective  yield of a money  market-type  Sub-account  reflects the reinvestment  of net income  earned daily on the assets of such a  Sub-account.  The current and  effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  In a low interest rate  environment,  yields for money  market-type  Sub-accounts,  after deduction of the Insurance  Charge,  may be negative even though the yield
(before  deducting the Insurance  Charge) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time, or with  investment  companies  which do not serve as underlying  mutual funds  for  variable  annuities  and/or do not have  additional  asset-based  charges  deducted  for the  insurance protection provided by the Annuity.

Performance  information  on the  Sub-accounts  is  based on past  performance  only  and is not an  indication  or representation  of future  performance.  Performance of the  Sub-accounts  is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the underlying mutual  funds  to such  conditions.  Actual  performance  will  also  depend  on  changes  in the  expenses  of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are  crediting to new Fixed  Allocations.  Information  on current  rates will be as of the date  specified in such advertisement.  Rates will be included in  advertisements  to the extent  permitted  by law.  Given that the actual rates  applicable  to any Fixed  Allocation  are as of the date of any such  Fixed  Allocation's  Guarantee  Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance  of our  Sub-accounts  with: (a) certain  unmanaged market  indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the
NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley Capital
International Index of Europe,  Asia and Far East Funds, and the Morgan Stanley Capital  International World Index;
and/or (b) other  management  investment  companies  with  investment  objectives  similar  to the  mutual  fund or portfolio  underlying  the  Sub-accounts  being  compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money,  Barron's,
Business Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual
Funds  Survey,  Lipper  Annuity  and Closed End Survey,  the  Variable  Annuity  Research  Data  Survey,  SEI,  the
Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay minimum death benefits,  pay annuity payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION
A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the  registration  statement we filed with the SEC regarding  this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials  at the  prescribed  rates from the SEC's  Public  Reference  Section,  450 Fifth  Street N.W.,
Washington,  D.C., 20549. You may inspect and copy those registration  statements and exhibits thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  The Woolworth
Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents,  as
well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov)  for this  registration  statement as well as for other  registrants that file  electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the  extent  and only to the  extent  that any  statement  in a document  incorporated  by  reference  into this
Prospectus  is  modified or  superseded  by a statement  in this  Prospectus  or in a  later-filed  document,  such statement is hereby deemed so modified or  superseded  and not part of this  Prospectus.  The Annual Report on Form
10-K for the year ended  December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will  furnish  you  without  charge a copy of any or all of the  documents  incorporated  by  reference  in this
Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal business hours,  8:30 a.m. EST to
       8:00 p.m.  EST,  Monday  through  Friday,  or  Skandia's  Telephone  Automated  Response  System  (STARS) at
       1-800-766-4530.
|X|      writing to us via regular  mail at  American  Skandia - Variable  Annuities,  P.O.  Box 7040,  Bridgeport,
       Connecticut  06601-7040  OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,
       Shelton,  Connecticut  06484.  NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending   an   email   to    customerservice@skandia.com    or   visiting   our   Internet    Website   at
       www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You  can  obtain  account  information  through  Skandia's  Telephone  Automated  Response  System  (STARS)  and at
www.americanskandia.com,  our Internet  Website.  Our Customer  Service  representatives  are also available during business hours to provide you with information  about your account.  You can request certain  transactions  through our telephone voice response system,  our Internet Website or through a customer  service  representative.  You can provide  authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an  investment  professional,  to access your  account  information  and perform  certain  transactions  on your account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We  require  that  you or  your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our  Internet  Website.  This may  include a Personal  Identification
Number  (PIN) that will be  provided  to you upon issue of your  Annuity or you may  establish  or change  your PIN through  STARS and at  www.americanskandia.com,  our  Internet  Website.  Any third  party  that you  authorize  to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your Annuity using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or express mail will be the only means by which we will accept transaction instructions when telephonic,  facsimile,  Internet or any other  electronic means are unavailable or delayed.  American Skandia reserves the right to limit,  restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the "Securities Act") may be
permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing  provisions,  the registrant  has been  informed  that in the opinion of the SEC such  indemnification  is against  public  policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings outside of the  ordinary  course of  business.  American  Skandia and its  affiliates  are  involved in pending and threatened legal proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings will have a material adverse affect on the Separate Account,  or American  Skandia's ability to meet its obligations under the Annuity, or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

                             APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662,  and $3,697,990,
     during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner assets under management of $26,017,847,  $29,751,822,  $29,396,693,  $17,854,761, and $12,119,191, as of December 31,
     2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and  Analysis  of  Financial  Condition  and  Results  of  Operations  should  be read in conjunction with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000.
The decrease in sales in 2001 was consistent  with the general  decline in sales  throughout  the variable  annuity industry,  attributed  in large part to the decline in the equity  markets.  The sales growth in 2000 was driven by significant  sales volume in the first quarter of 2000 due to the strong equity market  performance.  However,  the decline in the equity  markets  during the  remainder of the year  negatively  impacted  sales as the first quarter level of sales was not  sustained.  The  Company has  announced  its  intention  to focus on the growth of its core variable  annuity  business,  with a continuing focus on increasing sales through  innovative  product  development activities,  the  expansion of its  wholesaling  force through  recruitment  and  retention of top  producers,  and providing consistently good customer service.

Average assets under management  totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and  $21,984,759,000 in
1999,  representing  a decrease  of 14% in 2001 and an  increase  of 46% in 2000.  As a result of the  decrease  in sales volume and average  assets under  management,  annuity and life  insurance  charges and fees decreased 11% in
2001, as compared to an increase of 46% in 2000.  Fee income  generated  from transfer  agency-type  and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001  compared to 2000 and  increased  12% in 2000 compared to 1999.  The increase in 2001 was  primarily  due to a higher level of fixed  maturity  investments  in support of the Company's risk-based  capital  objectives.  The  increase in 2000 was  primarily  due to the higher  level of fixed  maturity investments  partially offset by $6,939,000 of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased 62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income  represents  premiums  earned on the sale of ancillary  contracts  such as immediate  annuities with life  contingencies,  supplementary  contracts with life contingencies and certain life insurance  products.  Sales of these  products  will  increase or decrease over time  depending on the payout  elections of the  policyholders.
Management expects supplementary contracts to grow over time with the maturing of the core business lines.

Net realized  investment  gains totaled  $928,000 in 2001,  compared to losses of $688,000 in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant loss was $2,636,000  related to Enron  securities.  In addition net realized losses were incurred due to redemption's of mutual fund holdings in support of the  Company's  non-qualified  deferred  compensation  program.  The change from
1999 to 2000 was primarily due to realized  losses on sales of securities in the fixed  maturity  portfolio.  These losses were partially offset by realized gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed  minimum death benefit ("GMDB")  liability.  The GMDB reserve  decreased
$43,984,000  in 2001,  as the result of an update of  certain  reserve  assumptions  during  2001 to  reflect  more realistic  expectations  as to risks  inherent in the GMDB  liability.  These  changes  reduced the GMDB  liability significantly.  Previous  assumptions  had been based on statutory  valuation  principles as an  approximation  for accounting  principles generally accepted in the United States ("U.S.  GAAP"). In addition,  future mortality rates have been lowered to reflect  favorable  past  experience.  This  decrease in 2001  compares to an increase in GMDB reserves of $44,186,000 in 2000.

Certain  assumptions  were also  updated in the  calculation  of the  deferred  acquisition  cost  asset,  however, offsetting  the  resulting  increase  in  earnings  and equity as a result of changes  in the GMDB  liability.  The amortization  of such costs are determined in large part by changes in the  expectations of future gross profits of the variable annuity  business.  In 2001, the decline in equity markets resulted in a significantly  lower estimate of future gross profits, thereby increasing the expenses recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks embedded in the
GMDB in annuity  contracts  that would  result  from  significant  declines  in the  equity  markets.  Prior to the implementation of the hedge strategies  utilizing equity put options,  the Company had reinsured  substantially all of its exposure on the GMDB  liability.  The  reinsurance  was terminated  during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable and market value  adjusted  annuities and variable  life  insurance,  offset by the  benefit  payments  and changes in  reserves  required on this  business.
Market value  adjusted  annuity  activity has the largest  impact on this benefit.  In 2001 and 2000,  the Separate
Account  investment  returns on the assets supporting  market value adjusted  annuities were less than the expected returns as  calculated  in the  reserves,  contributing  to the  significant  increase  in the return  credited  to contractholders  benefit.  In  addition,  this  benefit  increased  as a result  of the  amortization  of  unearned
Performance  Advantage  target  value  credits,  which  increased  $12,814,581  in 2001 over 2000 due  primarily to increased sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to
2001 include  guaranteed  minimum death  benefit  payments on variable  annuities,  which were driven up due to the market  declines  in 2001,  totaling  $2,569,000  net of gains on equity  put  options as well as  increased  costs associated with processing of backdated financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.
Lower  sales  and asset  levels  in 2001 led to a 39%  decease  in  commissions  and  purchase  credits.  Partially offsetting  this  decline,  the company  launched a  commission  promotion  program  during 2001,  which  increased commissions  as a percentage  of new sales.  Increased  commissions  and purchase  credits  reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased  34% from 2000 as a result of lower  sales-based  compensation  and expense reduction  programs  implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In  addition, variable  compensation  and  long-term  incentive  plan  expense  have  decreased  due to the slowdown in sales and decline in equity  markets.  Significant  investments  in new product  development  and  Internet-based  technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the  calculation  of expected gross profits used to develop  deferred acquisition cost amortization  rates to reflect more recent experience and current equity market  conditions.  As a result of this the amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated  costs from record sales in late 1999 and early 2000 were  recognized  in accordance  with profit and expense  recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in  2001  as a  result  of the  reduction  in  borrowing  and  increased
$16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future  fees to ASI,  which fees  collateralize  notes  issued in private  placements  by ASI through special purpose trusts  ("securitization  transactions").  In addition, the Company paid down surplus notes on December 3, 2001 and December 10, 2000 of $15,000,000 and $20,000,000  respectively.  Surplus notes  outstanding as of December 31, 2001 and 2000 totaled $144,000,000 and $159,000,000, respectively.

The  effective  income  tax rates for the years  ended  December  31,  2001,  2000 and 1999 were 18%,  32% and 28%, respectively.  The effective  rate is lower than the corporate rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes  that,  based on the taxable income  produced in the past two years,  as well as  continued  growth in annuity  sales,  the Company will produce sufficient taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000 in 2001, 2000 and 1999,
respectively.  Equity market volatility during 2001 directly impacted revenues,  sales and ultimately  expenses for the company.  Revenues  were lower than  expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds  underlying  annuity and insurance  contracts.  Benefits were higher than  expected due to the death claims paid in excess of the account  values of the specific  contracts due to GMDB provisions  in such  contracts.  Expenses  were  relatively  higher  compared  to sales  and  assets  than in prior periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses  incurred with sales  activity and management of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and  expenses  driven  primarily  from the  increase in the reserve  requirement  related to the GMDB as a result  of the  decline  in the  equity  markets.  Investments  in new  product  development  and  technology  also contributed to the increase in expenses.

The  Company  considers  Mexico an  emerging  market and has  invested  in the  Skandia  Vida  operations  with the expectation  of generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000  and  $2,523,000  for the years ended  December 31, 2001,  2000 and
1999, respectively.

Total  assets  declined  12% in 2001 as a direct  result of the  decrease  in  separate  account  assets.  Separate account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined  12% in 2001 as a result of  several  factors.  Reserves  and  Separate  Account  liabilities required  to support the  annuity  and life  insurance  business  declined  consistent  with market  valuing of the underlying  assets as well as the changes in the GMDB  reserve.  Payable to  affiliate  increased  due to borrowing from ASI to support temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the securitization transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For  information  on  the  Company's  significant   accounting  policies,   see  Notes  to  Consolidated  Financial
Statements.  Specifically,  for Deferred  Acquisition  Costs, see Note 21, for Separate  Accounts,  see Note 20 and
for the Company's employee profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The  Company's  liquidity  requirement  was  met by cash  from  insurance  operations,  investment  activities  and borrowings from ASI.

In 2001, the Company had net positive  operating cash flow as a result of increased cash from insurance  operations and a decreased  acquisition  cost cash flow strain due to the reduction in sales  activity.  In 2000, the majority of the operating  cash outflow  resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred  sales  charge.  This  type of  product  causes a  temporary  cash  strain in that 100% of the proceeds are invested in separate  accounts  supporting the product  leaving a cash (but not capital) strain caused by the  acquisition  cost for the new business.  This cash strain required the Company to look beyond the cash made available by  insurance  operations  and  investments  of the Company to  financing  in the form of surplus  notes,
capital  contributions,   cash  advances,   securitization   transactions  and  modified  coinsurance   reinsurance
arrangements:

During 2001 and 2000, the Company  received  $45,500,000  and  $69,000,000,  respectively,  from ASI to support the solvency  capital  needs and  anticipated  growth in  business of its U.S.  operations.  In  addition,  the Company received  $2,500,000 and $2,450,000 from ASI in 2001 and 2000,  respectively,  to support its investment in Skandia
Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the  Consolidated  Statements of
Financial Condition.

Funds  received  from  new  securitization  transactions  amounted  to  $476,288,000  in  2000  (see  Note 8 to the consolidated financial statements).

During  2001 and  2000,  the  Company  extended  its  reinsurance  agreements.  The  Company  also  entered  into a reinsurance  agreement with SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.

The Company  expects the continued  use of  reinsurance  and  securitization  transactions  to fund the cash strain anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled $577,668,000 and $496,911,000,  respectively.  The increases  were driven by the  previously  mentioned  capital  contributions  received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report information regarding  minimum Risk Based Capital  ("RBC")  requirements.  These  requirements  are intended to allow insurance regulators to identify  companies  that may need  regulatory  attention.  The RBC model law requires that insurance companies  apply  various  factors to asset,  premium and reserve  items,  all of which have  inherent  risks.  The formula  includes  components  for asset risk,  insurance  risk,  interest rate risk and business risk. The Company has  complied  with the NAIC's RBC  reporting  requirements  and has total  adjusted  capital  well above  required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The  Company  believes  that it is well  positioned  to retain and enhance  its  position as a leading  provider of financial  products for  long-term  savings and  retirement  purposes as well as to address the economic  impact of premature  death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity business,  offering  innovative  long-term savings and income products,  strengthening its  wholesaling  efforts and  providing  consistently  good  customer  service in order to gain  market  share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization  Act) permits  affiliation among banks, securities  firms and  insurance  companies.  This  legislative  change has  created  opportunities  for  continued
consolidation in the financial  services  industry and increased  competition as large companies offer a wide array of financial products and services.

Various other  legislative  initiatives  could impact the Company such as pension reform,  capital gains and estate tax  changes,  privacy  standards  and  Internet  regulation.  Additional  pension  reform may change  current  tax deferral rules and allow  increased  contributions  to retirement  plans,  which may lead to higher  investments in tax-deferred  products and create  growth  opportunities  for the Company.  A capital gains tax reduction may cause tax-deferred  products to be less attractive to consumers,  which could adversely  impact the Company.  New privacy standards and Internet regulation may impact the Company's strategic  initiatives,  especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The  Private   Securities   Litigation  Reform  Act  of  1995  (the  "1995  Act")  provides  a  "safe  harbor"  for forward-looking  statements, so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed  in the  statement.  We want to take  advantage  of these safe  harbor provisions.

Certain  information  contained in the Management's  Discussion and Analysis of Financial  Condition and Results of
Operations is forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements rely on a number of assumptions  concerning future events,  and are subject to a number of significant  uncertainties  and results to differ  materially from these  statements.  You should not put undue  reliance on these  forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking statements, whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The  Company is subject  to  potential  fluctuations  in  earnings  and the fair value of certain of its assets and liabilities,  as well as  variations  in  expected  cash flows due to changes in market  interest  rates and equity prices.  The following  discussion  focuses on specific exposures the Company has to interest rate and equity price risk and describes  strategies used to manage these risks, and includes  "forward-looking  statements" that involve risk and  uncertainties.  The  discussion  is limited to financial  instruments  subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31,
2001,  97% of assets held under  management by the Company are in  non-guaranteed  Separate  Accounts for which the
Company's  exposure is not significant,  as the  contractowner  assumes  substantially  all the investment risk. On the remaining 3% of assets,  the interest  rate risk from  contracts  that carry  interest rate exposure is managed through an  asset/liability  matching  program  which  takes  into  account  the risk  variables  of the  insurance liabilities supported by the assets.

At December 31, 2001,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest  rates.  These  securities  are held in support of the  Company's  fixed  immediate  annuities, fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance contracts,  and in support of the Company's  target solvency  capital.  The Company has a conservative  investment  philosophy with regard to these  investments.  All investments  are investment  grade corporate  securities,  government  agency or
U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk.
The  fixed  option  guarantees  a fixed  rate of  interest  for a period  of time  selected  by the  contractowner.
Guarantee  period  options  available  range from one to ten years.  Withdrawal  of funds,  or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the contractowner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed  maturity  securities  underlying  the  guarantee  more  valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA, should  substantially  offset the increase or decrease in the market value of the  securities  underlying the  guarantee.  The Company  maintains strict  asset/liability  matching to enable this offset.  However,  the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December 31, 2001 totaled  $1,092,944,000.
Fixed income  investments  supporting those liabilities had a fair value of  $1,092,944,000.  The Company performed a  sensitivity  analysis on these  interest-sensitive  liabilities  and assets at December 31,  2001.  The analysis showed  that an  immediate  decrease  of 100 basis  points in  interest  rates  would  result in a net  increase in liabilities and the corresponding assets of approximately  $37,300,000 and $41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 2000 showed a net  increase in  interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and  variable  life products  sold by the Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market  value of assets  under  management.  In a market  decline,  this  income  would be  reduced.  This could be further  compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially offset by transfers to the fixed option  discussed  above.  A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout 2002, would result in an approximate drop in related annual fee income of $49,727,000.  This result was not materially  different than the result obtained from the analysis  performed as of December 31, 2000.

Another  equity  market risk exposure of the Company  relates to the  guaranteed  minimum death benefit  liability.
Declines in equity  markets and,  correspondingly,  the  performance  of the mutual funds  underlying the Company's products,  increase the guaranteed minimum death benefit  liabilities.  As discussed in Note 2E of the consolidated financial  statements,  the Company uses derivative  instruments to hedge against the risk of significant decreases in equity  markets.  Prior to the  implementation  of this program,  the Company used  reinsurance to mitigate this risk.

The Company has a small portfolio of equity  investments  consisting of mutual funds,  which are held in support of a deferred  compensation  program. In the event of a decline in market values of underlying  securities,  the value of the portfolio  would  decline;  however the accrued  benefits  payable under the related  deferred  compensation program would decline by a corresponding amount.

Estimates  of  interest  rate risk and  equity  price  risk were  obtained  using  computer  models  that take into consideration  various  assumptions  about the future.  Given the  uncertainty of future  interest rate  movements, volatility  in the equity  markets and  consumer  behavior,  actual  results may vary from those  predicted  by the
Company's models.

                                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial condition of American Skandia Life Assurance  Corporation
(the "Company" which is a wholly-owned  subsidiary of Skandia  Insurance  Company Ltd.) as of December 31, 2001 and
2000,  and the  related  consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended December 31, 2001. These consolidated  financial  statements are the responsibility of the  Company's  management.  Our  responsibility  is to  express  an  opinion  on these  consolidated  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the consolidated  financial position of American Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and
the  consolidated  results of their operations and their cash flows for each of the three years in the period ended
December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for
Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Financial Condition
                                               (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                         Consolidated Statements of Income
                                               (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Shareholder's Equity
                                               (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Consolidated Statements of Cash Flows
                                               (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                    Notes to Consolidated Financial Statements
                                                 December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American
         Skandia,  Inc.  ("ASI")  whose  ultimate  parent is Skandia  Insurance  Company  Ltd.,  ("SICL") a Swedish
         Corporation.

         The  Company  develops  long-term  savings  and  retirement  products  which are  distributed  through its
         affiliated  broker/dealer  company,   American  Skandia  Marketing,   Incorporated  ("ASM").  The  Company
         currently  issues  variable and term life insurance and variable,  fixed,  market value adjusted  deferred and immediate  annuities for  individuals,  groups and qualified  pension plans. The Company has announced its  intention  to focus on its core  variable  annuity  business by exiting the  qualified  pension  plan market and limiting its variable life  insurance  offerings to single  premium  products,  as well as term life.  The Company does not expect to incur any significant costs to exit these businesses.

         The  Company  has 99.9%  ownership  in  Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life insurance  company  domiciled in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately
         $4,179,000 and $4,402,000 as of December 31, 2001, and 2000,  respectively.  The Company  considers Mexico an emerging  market and has invested in the Skandia Vida  operations  with the  expectation  of generating profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of approximately $2,619,000, $2,540,000 and $2,523,000 in 2001, 2000 and 1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements  have been  prepared  in  conformity  with accounting  principles  generally  accepted  in the United  States  ("U.S.  GAAP").  Intercompany
                  transactions  and  balances  between  the  Company  and  Skandia  Vida  have been  eliminated  in consolidation.

                  Certain  reclassifications  have been made to prior year  amounts to conform  with  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective  January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No.
                  133,  "Accounting for Derivative  Instruments and Hedging Activities," as amended by SFAS 137 and
                  SFAS 138  (collectively  "SFAS  133").  Derivative  instruments  held by the  Company  consist of equity option  contracts  utilized to manage the economic  risks  associated  with the guaranteed minimum  death  benefits  ("GMDB").  These  derivative  instruments  are  carried at fair  value.
                  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income, consistent  with the item being  hedged,  as a component  of return  credited to  contractowners.
                  The  adoption  of  SFAS  No.  133 did not  have a  material  effect  on the  Company's  financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001,  the Company  adopted the  Emerging  Issues Task Force  ("EITF")  Issue
                  99-20,  "Recognition  of Interest  Income and  Impairment  on Purchased  and Retained  Beneficial
                  Interests  in  Securitized   Financial  Assets."  Under  the  consensus,   investors  in  certain
                  asset-backed   securities  are  required  to  record  changes  in  their  estimated  yield  on  a prospective  basis and to  evaluate  these  securities  for an other  than  temporary  decline in value.  If the fair value of the  asset-backed  security has declined  below its carrying  amount and the decline is  determined to be other than  temporary,  the security is written down to fair value.  The  adoption  of EITF Issue  99-20 did not have a  significant  effect on the  Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial  Accounting  Standards Board ("FASB")  issued  Statement of Financial
                  Accounting  Standards.  No. 142  "Accounting  for Goodwill and Intangible  Assets." ("SFAS 142").
                  Under the new standard,  goodwill and intangible  assets deemed to have indefinite  lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new standard.  Other intangible assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning  in the first  quarter of 2002.  The Company is still  assessing  the impact of the new standard,  however,  the adoption of SFAS 142 is not expected to have a significant impact on the
                  Company's financial statements.

         D.       Investments
                  -----------

                  The Company has  classified its fixed maturity  investments as  available-for-sale  and, as such, they are  carried at fair  value  with  changes in  unrealized  gains and  losses  reported  as a component of other comprehensive income.

                  The  Company  has  classified  its  mutual  fund  investments  held  in  support  of  a  deferred compensation  plan (see Note 13) as  available-for-sale.  Such  investments  are  carried at fair
                  value  with  changes  in  unrealized   gains  and  losses   reported  as  a  component  of  other
                  comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains  and  losses  on  disposal  of   investments   are  determined  by  the  specific
                  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company  uses  derivative  instruments  which  consist of equity  option  contracts  for risk management  purposes,  and not for trading or speculation.  The Company  economically  hedges the
                  GMDB exposure associated with market value fluctuations.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described  in SFAS 133,  the  Company's  hedges do not qualify as  "effective"
                  hedges  and,  therefore,  hedge  accounting  may  not be  applied.  Accordingly,  the  derivative investments  are  carried at fair  value  with  changes  in  unrealized  gains and  losses  being recorded in income.  As such,  both realized and unrealized  gains and losses are reported in the
                  Consolidated  Statements  of Income,  consistent  with the item being  hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds  purchased  with a  maturity  at date of  acquisition  of three  months  or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and  assumptions  used to determine  the fair value of financial  instruments  are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed  maturities  that  trade  in  less  active  markets,  fair  values  are  obtained  from  an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair  value of  derivative  instruments  is  determined  based  on the  current  value of the underlying index.

                  The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair  value  due to the short-term nature of these investments.

                  The  carrying  value  of  short-term  borrowings  (cost)  approximates  fair  value  due  to  the short-term nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future  fees  payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less  accumulated  amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated with internal use software in accordance with the American  Institute of Certified Public Accountants  Statement of Position 98-1,  "Accounting
                  for the Costs of Software  Developed  or  Obtained  for  Internal  Use" ("SOP  98-1").  SOP 98-1,
                  which was adopted  prospectively as of January 1, 1999,  requires the  capitalization  of certain costs incurred in connection  with  developing or obtaining  internal use software.  Prior to the adoption  of SOP  98-1,  the  Company  expensed  all  internal  use  software  related  costs  as incurred.  Details of the  capitalized  software costs,  which are included in fixed assets,  and related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included  in the  consolidated  federal  income tax return  filed by Skandia  U.S.
                  Inc.  and its U.S.  subsidiaries.  In  accordance  with the tax  sharing  agreement,  the federal income tax  provision  is  computed  on a separate  return  basis as  adjusted  for  consolidated items.  Pursuant to the terms of this  agreement,  the Company has the right to recover the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the  extent the
                  Company  generates  income in future  years,  the Company is entitled to offset  future  taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and  liabilities  for  financial  reporting  purposes  and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for  variable  deferred  annuity  contracts  consist of charges  against  contractowner account values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance fee per contract.  Benefit reserves for variable annuity contracts  represent the account  value of the  contracts and are included in the separate  account  liabilities.  Fee income from mutual fund organizations is realized based on assets under management.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues  for  variable  immediate  annuity and  supplementary  contracts  with and without  life
                  contingencies   consist  of  certain  charges  against  contractowner  account  values  including mortality and expense risks and  administration  fees.  Benefit  reserves for variable  immediate annuity  contracts  represent the account value of the contracts and are included in the separate account  liabilities.  Revenues for market value  adjusted  fixed  annuity  contracts  consist of separate  account  investment  income  reduced by benefit  payments  and  changes in  reserves in support  of  contractowner  obligations,  all  of  which  are  included  in  return  credited  to contractowners.  Benefit  reserves  for  these  contracts  represent  the  account  value  of the contracts,  and are included in the general account reserve for future contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues  for  fixed  immediate   annuity  and  fixed   supplementary   contracts   without  life
                  contingencies  consist of net investment  income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments recognized as annuity  considerations
                  when  received.   Benefit  reserves  for  these  contracts  are  based  on  applicable  actuarial standards  with assumed  interest  rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner  account values for mortality and expense risk fees,  administration  fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts  also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The  costs  of  acquiring  new  business,  which  vary  with  and are  primarily  related  to the production  of new  business,  are  being  deferred,  net of  reinsurance.  These  costs  include
                  commissions,   costs  of  contract  issuance,   and  certain  selling  expenses  that  vary  with
                  production.  These costs are being  amortized  generally in proportion to expected  gross profits from  surrender  charges,  policy and asset based fees and  mortality and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred  acquisition costs and related  amortization for the years ended December
                  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company  cedes  reinsurance  under  modified  co-insurance  arrangements.  These  reinsurance arrangements  provide additional  capacity for growth in supporting the cash flow strain from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first  half of 1999.  Under  this  reinsurance  agreement,  the  Company  ceded  premiums  of
                  approximately   $2,945,000;   received  claim  reimbursements  of  approximately  $242,000;  and, recorded a decrease in ceded reserves of approximately $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets  and  liabilities  in  Separate   Accounts  are  included  as  separate  captions  in  the
                  consolidated  statements of financial  condition.  Separate Account assets consist principally of long  term  bonds,  investments  in  mutual  funds,  short-term  securities  and  cash  and  cash equivalents,  all of which are carried at fair value.  The investments are managed  predominately through the Company's investment advisory affiliate,

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as sub-advisors.  The  remaining  investments  are  managed by  independent  investment  firms.  The contractowner  has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment  risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options  with  minimum  guaranteed  interest  rates are also available.  The Company  bears the credit  risk  associated  with the  investments  that  support these fixed options.

                  Included  in Separate  Account  liabilities  are  reserves of  approximately  $1,092,944,000  and
                  $1,059,987,000  at December 31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is  guaranteed  a fixed  rate of  return.  Separate  Account  assets of approximately  $1,092,944,000  and  $1,059,987,000  at December 31, 2001 and 2000,  respectively, consisting of long term bonds,  short-term  securities,  transfers  due from the general  account and cash and cash  equivalents  are held in support of these  annuity  obligations,  pursuant  to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management make estimates and  assumptions  that affect the reported amount of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  The more  significant  estimates  and  assumptions  are  related to  deferred acquisition  costs and  involve  policy  lapses,  investment  return  and  maintenance  expenses.
                  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,
         $651 thousand and ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and investments in equity  securities as of December 31, 2001 and 2000 are shown below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2001 are shown  below.  Actual  maturities  may  differ  from  contractual  maturities  due to call  or  prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,
         $302,632,000  and  $32,196,000,  respectively.  Proceeds from  maturities  during 2001, 2000 and 1999 were
         approximately   $4,000,000,   $1,104,000  and  $4,030,000,   respectively.   The  cost,  gross  unrealized
         gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards,  totaling approximately  $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia  Information  Services and Technology  Corporation
         ("ASIST"),  an  affiliated  company.  The  Company  has also  charged  operating  costs to  several of its affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and
         $11,136,000  in 2001,  2000 and 1999,  respectively.  Income  received  for these items was  approximately
         $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was  reimbursed by ASM for certain  distribution  related costs  associated with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.
         Under this agreement,  the expenses  reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December 31, 2001 and 2000,  amounts  receivable  under this agreement were approximately $639,000 and $492,000, respectively.

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive a portion of future  fees and  contract  charges  expected  to be realized  on  designated  blocks of deferred  annuity contracts.

         The  proceeds  from the  transfers  have been  recorded as a liability  and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not  transfer  the right to receive  future fees and charges  after the  expiration  of the  surrender charge period.

         In connection with these transactions,  ASI, through special purpose trusts,  issued  collateralized notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under  the  terms of the  Purchase  Agreements,  the  rights  transferred  provide  for ASI to  receive  a percentage  (60%,  80% or 100%  depending on the  underlying  commission  option) of future  mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected to be realized over the remaining surrender charge period of the designated contracts (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,
         $219,454,000  and  $131,420,000  were made by the  Company  to ASI in 2001,  2000 and 1999,  respectively.
         Related interest expense of  approximately  $59,873,000,  $70,667,000 and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has  approved  the  transfer of future fees and  charges;
         however,  in the event that the Company becomes subject to an order of liquidation or rehabilitation,  the
         Commissioner  has the ability to stop the  payments  due to ASI under the  Purchase  Agreement  subject to certain terms and conditions.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases  office  space under a lease  agreement  established  in 1989 with ASIST.  The Company entered into a lease  agreement  for office space in  Westminster,  Colorado,  effective  January 1, 2001.
         Lease  expense  for  2001,  2000  and  1999  was  approximately  $8,404,000,  $6,593,000  and  $5,003,000, respectively.  Future  minimum  lease  payments  per year and in  aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately
         $4,822,000  and  $4,636,000 as of December 31, 2001 and 2000,  respectively.  These  deposits are required to be maintained for the protection of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000 at December 31,
         2001 and 2000, respectively.

         The Company incurred  statutory basis net losses for 2001 of  approximately  $121,957,000 due primarily to significant  declines  in the equity  markets  during the year as well as  increased  levels of  operating expenses  relative  to  revenues.  Statutory  basis net income for 2000 was  $11,550,000,  as  compared to losses of $17,672,000 in 1999.

         Under various state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders without  prior  approval  of the state  insurance  department  is  subject  to  restrictions  relating  to statutory  surplus and net gain from  operations.  At December  31,  2001,  no amounts may be  distributed without prior approval.

         On November  8, 1999,  the Board of  Directors  authorized  the  Company to increase  the par value of its capital  stock  from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required  by the  California  Department  of  Insurance.  This  transaction  resulted  in a  corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory  basis financial  statements in accordance  with accounting  practices prescribed by the State of Connecticut  Insurance  Department.  Prescribed  statutory accounting practices include  publications  of the National  Association of Insurance  Commissioners  (NAIC),  as well as state laws, regulations and general administrative rules.

         The NAIC adopted the Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The
         effective date for  codification  was January 1, 2001. The Company's state of domicile,  Connecticut,  has adopted  codification  and the Company has made the  necessary  changes in its  statutory  accounting  and reporting  required  for  implementation.  The  overall  impact of adopting  codification  was a one-time, cumulative  change  in  accounting  benefit  recorded  directly  in  statutory  surplus  of  approximately
         $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut  Insurance  Department, the Company  changed its statutory  method of accounting  for its liability  associated  with  securitized variable  annuity  fees.  Under the new  method of  accounting,  the  liability  for  securitized  fees is established  consistent with the method of accounting for the liability  associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being  equal  to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related  to the securitized  contracts.  The impact of this  change in  accounting,  representing  the  difference  in the liability  calculated  under the old method versus the new method as of January 1, 2001, was reported as a
         cumulative   effect  of  change  in  accounting   benefit  recorded   directly  in  statutory  surplus  of
         approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the
         Company  provides  a 50%  match on  employees'  contributions  up to 6% of an  employee's  salary  (for an aggregate  match  of  up to 3% of  the  employee's  salary).  Additionally,  the  Company  may  contribute additional  amounts  based  on  profitability  of the  Company  and  certain  of its  affiliates.  Company contributions to this plan on behalf of the participants  were  approximately  $2,738,000,  $3,734,000 and
         $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a deferred  compensation  plan,  which is  available  to the field  marketing  staff and certain  other  employees.  Company  contributions  to  this  plan  on  behalf  of the  participants  were approximately $345,000, $399,000 and $193,000 in 2001, 2000 and 1999, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a long-term  incentive  program under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees below the officer level.  These programs consist of multiple plans with new plans instituted each year.  Generally,  participants  must remain employed by the
         Company or its  affiliates  at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing the value of these units was approximately  $13,645,000 and
         $31,632,000  as of  December  31,  2001  and  2000,  respectively.  Payments  under  these  programs  were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such transfer does not relieve  the Company of its primary  liability  and,  as such,  failure of  reinsurers  to honor their obligation  could  result in losses to the  Company.  The  Company  reduces  this risk by  evaluating  the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December  2000, the Company  entered into a modified  coinsurance  agreement  with SICL covering  certain contracts  issued  since  January  1996.  The  impact of this  treaty to the  Company  was a pre tax loss of approximately  $4,917,000  in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31,
         2001 and 2000,  approximately  $12,983,000  and  $6,109,000,  respectively,  was  payable to SICL under this agreement.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The  Company has issued  surplus  notes to ASI in  exchange  for cash.  Surplus  notes  outstanding  as of
         December 31, 2001 and 2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for  $15,000,000  was repaid.  On December
         27, 2000, surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10,  1999,  a surplus  note,  dated  December  28,  1994,  for  $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest  and  repayment  of  principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and
         2000, approximately  $25,829,000 and $15,816,000,  respectively,  of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December 31, 2001 and 2000 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 3.67% and matures on March 12,  2002.  The total related interest expense to the Company was approximately  $522,000,  $687,000 and $585,000 in 2001,
         2000 and 1999,  respectively.  Accrued  interest  payable was  approximately  $113,000  and $222,000 as of
         December 31, 2001 and 2000, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by  contractowners  at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value,  are adequate to pay such  withdrawals,  which are  generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with the current  investment  market  environment.  As part of the two plans,  the Company's  workforce  was reduced by  approximately  140 positions and 115  positions, respectively,  affecting  substantially all areas of the Company.  Estimated pre-tax severance benefits of approximately  $8,500,000  have been charged against 2001 operations  related to these  reductions.  These charges  have been  reported in the  Consolidated  Statements  of Income as a component  of  Underwriting,
         Acquisition  and  Other  Insurance  Expenses.  As  of  December  31,  2001,  the  remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this  filing,  the  Company  is not  involved  in any legal  proceedings  outside of the ordinary  course of its  business  operations.  The Company is involved  in pending and  threatened  legal proceedings  in the  ordinary  course  of its  business  operations.  While  the  outcome  of these  legal proceedings  cannot be  determined  at this time,  after  consideration  of the defenses  available to the
         Company,  applicable insurance coverage and any related reserves established,  these legal proceedings are not  expected to result in  liability  for amounts  material to the  financial  condition  of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial  planning,  the Company  developed  variable life insurance and qualified retirement  plan annuity  products.  Assets under  management  and sales for products  other than variable annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,
         "Disclosures  about  Segments  of an  Enterprise  and  Related  Information,"  and the  Company  does  not anticipate  that they will do so in the future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified retirement  plans,  effective  July 31, 2002 and will not accept  applications  for it's flexible  premium variable  insurance  products  that are signed after April 1, 2002 or received  after April 15, 2002.  The
         Company intends to continue to accept  additional  contributions  to existing  qualified plans, to service and accept additional  premiums for its existing  flexible premium variable  insurance  contracts,  and to continue to offer and sell its single premium variable life insurance products.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table  summarizes  information  with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the  quarters  ended  March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had
              reported  investment  performance  associated  with its  derivatives  as net investment  income.  The above presentation reflects a reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                       APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that  commenced  operations  prior to January 1, 2002 are shown below. All or some of these  Sub-accounts  were available during the periods shown as investment  options for other variable  annuities we offer pursuant to different  prospectuses.  The Insurance  Charge assessed against the
Sub-accounts  under the terms of those other variable  annuities are the same as the charges  assessed against such
Sub-accounts under the Annuity offered pursuant to this Prospectus.

Unit Prices And Numbers Of Units:  The  following  table  shows:  (a) the Unit Price,  as of the dates  shown,  for
Units in each of the Class 1  Sub-accounts  of Separate  Account B that  commenced  operations  prior to January 1,
2002 and are being offered  pursuant to this  Prospectus or which we offer pursuant to certain other  prospectuses;
and (b) the  number  of Units  outstanding  in each  such  Sub-account  as of the  dates  shown.  The year in which operations  commenced in each such  Sub-account  is noted in  parentheses.  To the extent a  Sub-account  commenced operations  during a  particular  calendar  year,  the Unit  Price as of the end of the  period  reflects  only the partial  year  results from the  commencement  of  operations  until  December  31st of the  applicable  year.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                   $24.28        31.88       43.99        27.18      22.95      19.70      18.23       16.80      16.60     12.37
Number of Units          17,388,860   19,112,622  16,903,883   17,748,560 17,534,233 17,220,688 14,393,137  14,043,215  9,063,464 1,948,773
--------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
2
(1997)                       $12.85        17.92       21.66        13.30      11.35          -          -           -          -         -
Unit Price               37,487,425   17,007,352   6,855,601    5,670,336  2,857,188          -          -           -          -         -
Number of Units
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM
International
Equity 3
(1994)
Unit Price                   $10.77        16.12       23.45        12.54      11.46      11.39      10.23           -          -         -
Number of Units          13,627,264   16,245,805   8,818,599    9,207,623  9,988,104  9,922,698  2,601,283           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $8.94        10.08       11.01            -          -          -          -           -          -         -
Number of Units           5,806,567    2,803,013     116,756            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-
Cap Growth 4
(1994)
Unit Price                   $19.84        21.51       42.08        17.64      17.28      16.54      13.97       10.69          -         -
Number of Units          23,048,821   25,535,093  32,134,969   15,003,001 14,662,728 12,282,211  6,076,373   2,575,105          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                    $8.46        11.98       15.37            -          -          -          -           -          -         -
Number of Units          60,703,791   63,621,279  53,349,003            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                    $7.10         9.08           -            -          -          -          -           -          -         -
Number of Units           6,499,066      196,575           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 6
(1998)
Unit Price                   $15.12        13.95       10.57         9.85          -          -          -           -          -         -
Number of Units          26,220,860   15,193,053   6,597,544    4,081,870          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                   $14.08        13.35       11.11        11.20      12.70          -          -           -          -         -
Number of Units          35,483,530   23,298,524  21,340,168   24,700,211 14,612,510          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                    $3.88         6.58           -            -          -          -          -           -          -         -
Number of Units          17,045,776    9,426,102           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman Mid-Cap
Growth 8
(1994)
Unit Price                   $18.95        25.90       28.58        19.15      16.10      13.99      12.20        9.94          -         -
Number of Units          25,717,164   26,517,850  13,460,525   13,389,289 11,293,799  9,563,858  3,658,836     301,267          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman Mid-Cap
Value 9
(1993)
Unit Price                   $20.16        21.09       16.78        16.10      16.72      13.41      12.20        9.81      10.69         -
Number of Units          47,298,313   44,558,699  37,864,586   16,410,121 11,745,440  9,062,152  8,642,186   7,177,232  5,390,887         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                    $5.54         6.74           -            -          -          -          -           -          -         -
Number of Units         125,442,916   28,229,631           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                    $9.71        10.06           -            -          -          -          -           -          -         -
Number of Units          14,934,570    1,273,094           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                   $19.71        19.86       15.88        12.57      14.46      14.19      11.01           -          -         -
Number of Units           6,565,088    6,520,983   6,201,327    5,697,453  7,550,076  6,061,852    808,605           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth 10
(1996)
Unit Price                   $14.61        17.38       20.44        15.48      12.33      10.89          -           -          -         -
Number of Units          29,478,257   25,796,792  17,059,819   19,009,242 18,736,994  4,324,161          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $8.02        10.38       11.27            -          -          -          -           -          -         -
Number of Units         117,716,242    7,515,486     409,467            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                   $13.74        17.81       21.06        14.00      10.03          -          -           -          -         -
Number of Units          85,895,802   94,627,691  78,684,943   40,757,449    714,309          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                   $27.71        41.14       60.44        39.54      23.83      18.79      14.85       10.91      11.59     10.51
Number of Units          84,116,221   99,250,773  94,850,623   80,631,598 62,486,302 46,779,164 28,662,737  22,354,170 13,603,637 1,476,139
--------------------------------------------------------------------------------------------------------------------------------------------
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AST DeAM Large-
Cap Value 11
(2000)
Unit Price                    $9.15         9.82           -            -          -          -          -           -          -         -
Number of Units           4,575,558      586,058           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
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AST Alliance/Bernstein
Growth + Value 12
(2001)
Unit Price                    $9.63            -           -            -          -          -          -           -          -         -
Number of Units           3,351,836            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 12
(2001)
Unit Price                   $10.04            -           -            -          -          -          -           -          -         -
Number of Units           4,207,869            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                   $10.54        10.39        8.35         8.28          -          -          -           -          -         -
Number of Units          12,268,426   11,891,188   6,224,365    3,771,461          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 13
(1998)
Unit Price                   $12.03        13.55       15.08        12.61          -          -          -           -          -         -
Number of Units          48,018,721   48,835,089  39,825,951   22,421,754          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 14
(1997)
Unit Price                   $12.86        14.24       16.19        13.35      12.06          -          -           -          -         -
Number of Units          27,386,278   32,388,202  21,361,995   13,845,190  9,523,815          -          -           -          -         -
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                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income 15
(1992)
Unit Price                   $28.18        28.72       27.60        24.11      21.74      17.79      15.22       11.98      11.88     10.60
Number of Units          63,123,316   53,536,296  52,766,579   47,979,349 42,197,002 28,937,085 18,411,759   7,479,449  4,058,228   956,949
--------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                    $8.64        10.36       10.49            -          -          -          -           -          -         -
Number of Units          11,896,688    6,937,627     741,323            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                   $19.84        22.01       21.31        19.34      17.31      14.23      12.33        9.61          -         -
Number of Units          48,595,962   50,171,495  46,660,160   40,994,187 33,420,274 23,592,226 13,883,712   6,633,333          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
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AST DeAM Global
Allocation 16
(1993)
Unit Price                   $17.39        19.98       21.19        17.78      15.98      13.70      12.49       10.34      10.47         -
Number of Units          26,641,422   30,290,413  23,102,272   22,634,344 22,109,373 20,691,852 20,163,848  13,986,604  8,743,758         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                   $13.50        14.23       14.90        13.37      11.18          -          -           -          -         -
Number of Units          14,369,895   14,498,180  13,944,535    6,714,065  2,560,866          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                   $18.15        19.33       19.70        18.12      15.53      13.30      11.92        9.80          -         -
Number of Units          17,579,107   19,704,198  22,002,028   18,469,315 13,524,781  8,863,840  4,868,956   2,320,063          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
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AST T. Rowe Price
Global Bond 17
(1994)
Unit Price                   $10.62        10.49       10.69        11.82      10.45      10.98      10.51        9.59          -         -
Number of Units           9,668,062   11,219,503  12,533,037   12,007,692 12,089,872  8,667,712  4,186,695   1,562,364          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
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AST Federated High
Yield
(1994)
Unit Price                   $12.64        12.80       14.38        14.30      14.13      12.62      11.27        9.56          -         -
Number of Units          39,130,467   36,914,825  41,588,401   40,170,144 29,663,242 15,460,522  6,915,158   2,106,791          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                   $10.28        10.12           -            -          -          -          -           -          -         -
Number of Units           5,506,982      650,253           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                   $15.46        14.40       13.09        13.43      12.44      11.48      11.26        9.61          -         -
Number of Units          99,028,465   82,545,240  73,530,507   64,224,618 44,098,036 29,921,643 19,061,840   4,577,708          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $13.61        12.79       11.96        11.73      11.26      10.62      10.37           -          -         -
Number of Units          42,410,807   31,046,956  32,560,943   28,863,932 25,008,310 18,894,375 15,058,644           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                   $13.24        12.94       12.38        12.00      11.57      11.16      10.77       10.35      10.12     10.01
Number of Units         184,612,059  172,493,206 187,609,708   75,855,442 66,869,998 42,435,169 30,564,442  27,491,389 11,422,783   457,872
--------------------------------------------------------------------------------------------------------------------------------------------
The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                    $6.50         7.09       10.06         6.19      10.05      10.25          -           -          -         -
Number of Units          14,095,135   12,899,472  12,060,036   10,534,383 10,371,104  2,360,940          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                    $9.37        10.05        9.96            -          -          -          -           -          -         -
Number of Units           1,019,937      502,986     136,006            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                    $8.98        13.23       13.91            -          -          -          -           -          -         -
Number of Units          13,391,660   11,409,827   2,022,585            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                    $6.66        12.48       16.52            -          -          -          -           -          -         -
Number of Units          26,652,622   29,491,113   4,622,242            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                   $12.58        14.59       11.34            -          -          -          -           -          -         -
Number of Units          17,419,141   19,381,405     786,518            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                   $12.48        14.04       11.41            -          -          -          -           -          -         -
Number of Units          11,612,048   14,091,636     759,104            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $5.01        11.05       15.17            -          -          -          -           -          -         -
Number of Units          13,553,158   17,856,118   4,184,526            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -  Global
Leaders
(1999)
Unit Price                    $9.00        10.55       11.72            -          -          -          -           -          -         -
Number of Units           1,520,376      887,758      23,101            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                    $9.98        11.01       12.19            -          -          -          -           -          -         -
Number of Units           2,540,062    1,731,145     152,342            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2000)
Unit Price                    $6.71         7.98           -            -          -          -          -           -          -         -
Number of Units           2,585,848    1,637,475           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Europe 30
(1999)
Unit Price                    $7.87        10.52       12.24            -          -          -          -           -          -         -
Number of Units           5,711,763    2,327,562     273,963            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 18
(1999)
Unit Price                    $8.37         9.18       11.96            -          -          -          -           -          -         -
Number of Units          10,010,482    3,258,574     813,904            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - OTC 19
(2001)
Unit Price                    $5.77            -           -            -          -          -          -           -          -         -
Number of Units          11,681,189            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                    $1.91         6.19       23.58            -          -          -          -           -          -         -
Number of Units          50,124,696   17,597,528   2,906,024            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 19
(2001)
Unit Price                   $11.54            -           -            -          -          -          -           -          -         -
Number of Units           3,059,897            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Bull Plus 19
(2001)
Unit Price                    $7.47            -           -            -          -          -          -           -          -         -
Number of Units           7,628,819            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Biotechnology 19
(2001)
Unit Price                    $8.37            -           -            -          -          -          -           -          -         -
Number of Units           5,093,235            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------------
                           2001         2000        1999         1998        1997       1996       1995       1994        1993      1992
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Energy 19
(2001)
Unit Price                    $9.19            -           -            -          -          -          -           -          -         -
Number of Units           2,299,149            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Financial 19
(2001)
Unit Price                    $9.22            -           -            -          -          -          -           -          -         -
Number of Units           2,154,106            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Healthcare 19
(2001)
Unit Price                    $9.35            -           -            -          -          -          -           -          -         -
Number of Units           3,489,097            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Real Estate 19
(2001)
Unit Price                   $10.76            -           -            -          -          -          -           -          -         -
Number of Units           3,592,834            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Technology 19
(2001)
Unit Price                    $5.91            -           -            -          -          -          -           -          -         -
Number of Units           2,524,295            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Telecommunications 19
(2001)
Unit Price                    $7.10            -           -            -          -          -          -           -          -         -
Number of Units             583,065            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 19
(2001)
Unit Price                    $8.12            -           -            -          -          -          -           -          -         -
Number of Units           1,589,344            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)10
Uncommon Values
(2000)
Unit Price                    $4.72         7.43           -            -          -          -          -           -          -         -
Number of Units           2,255,266    2,690,435           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------
Prudential - SP
Jennison International
Growth 20
(2001)
Unit Price
Number of Units               $7.39            -           -            -          -          -          -           -          -         -
                            273,843            -           -            -          -          -          -           -          -         -
--------------------------------------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to December 10, 2001, A I M Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST
     AIM  International  Equity."  Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.
     served as  Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity." Prior to October 15,
     1996,  Seligman  Henderson  Co.  served as  Sub-advisor  of the  Portfolio,  then  named  "Seligman  Henderson
     International Equity Portfolio."
2.       This Portfolio  reflects the addition of the net assets of the AST American Century  International  Growth
     Portfolio II ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
3.       Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1,  2002,  Founders  Asset  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST
     Founders  Passport."  Prior to  October  15,  1996,  Seligman  Henderson  Co.  served  as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
4.       Effective  September 17, 2001,  Pilgrim  Baxter & Associates,  Ltd.  became  Sub-advisor of the Portfolio.
     Prior to September 17, 2001,  Janus Capital  Corporation  served as Sub-advisor  of the Portfolio,  then named
     "AST  Janus  Small-Cap  Growth."  Prior to  December  31,  1998,  Founders  Asset  Management,  LLC  served as
     Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
5.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the Portfolio,  then named
     "AST  Scudder  Small-Cap  Growth  Portfolio".  Prior to May 1,  2001,  the  Portfolio  was named  "AST  Kemper
     Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to May
     1, 2001,  Lord,  Abbett & Co. served as Sub-advisor  of the  Portfolio,  then named "AST Lord Abbett Small Cap
     Value."
7.       Effective October 23, 2000, GAMCO Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October
     23, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe
     Price Small Company Value Portfolio."
8.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Berger  Associates,  Inc.  served as Sub-advisor of the  Portfolio,  then named "Berger  Capital
     Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated
     Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Between
     December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named
     "AST  Oppenheimer  Large-Cap  Growth  Portfolio."  Prior to December 31, 1998,  Robertson,  Stephens & Company
     Investment  Management,  L.P. served as Sub-advisor of the Portfolio,  then named "Robertson  Stephens Value +
     Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1,  2002,  Janus  Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then  named "AST Janus
     Strategic Value."
12.      These Portfolios commenced operations on May 1, 2001.
13.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     May 1, 2000,  Bankers Trust Company  served as  Sub-advisor  of the  Portfolio,  then named "AST Bankers Trust
     Managed Index 500 Portfolio."
14.      Effective  May  3,  1999,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
15.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Prior to
     May 1, 2000,  Lord,  Abbett & Co. served as Sub-advisor  of the Portfolio,  then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1, 2002, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST AIM
     Balanced."  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor  of the  Portfolio,  then  named  "AST  Putnam  Balanced."  Prior to  October  15,  1996,  Phoenix
     Investment  Counsel,  Inc.  served as  Sub-advisor of the  Portfolio,  then named "AST Phoenix  Balanced Asset
     Portfolio."
17.      Effective  August 8,  2000,  T. Rowe  Price  International,  Inc.  became  Sub-advisor  of the  Portfolio.
     Effective  May 1,  2000,  the name of the  Portfolio  was  changed  to the "AST T. Rowe  Price  Global  Bond".
     Effective May 1, 1996, Rowe Price-Fleming  International,  Inc. became Sub-advisor of the Portfolio.  Prior to
     May 1, 1996,  Scudder,  Stevens & Clark, Inc. served as Sub-advisor of the Portfolio,  then named "AST Scudder
     International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
20.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the
Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account
Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's  Account  Value has been  increasing  due to positive  market  performance.  On the date we receive  due proof of death,  the Account  Value is $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($75,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000    +    $12,500   =
$87,500

Examples with market decline
Assume that the Owner's  Account Value has been  decreasing due to declines in market  performance.  On the date we receive  due proof of death,  the Account  Value is $45,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($50,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this  example  you would  receive no  additional  benefit  from  purchasing  the  Enhanced  Beneficiary
         Protection Optional Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death,  the  Account  Value is $90,000.  The Highest  Anniversary  Value at the end of
any previous period is $72,000.  The Death Benefit would be the Account Value ($90,000)  because it is greater than the  Highest  Anniversary  Value  ($72,000)  or the sum of  prior  Purchase  Payments  increased  by 5.0%  annually
($73,872.77).

Example of market decrease
Assume that the Owner's  Account  Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is
$48,000.  The Highest  Anniversary  Value at the end of any previous period is $54,000.  The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually  ($73,872.77)  because it is greater than the Highest
Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue
Date. On the sixth  anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account
Value increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death  Benefit  would be the Highest  Anniversary  Value at the end of any previous  period  ($90,000), which occurred on the sixth  anniversary,  although the Account Value was higher during the subsequent  period. The
Account  Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior  Purchase
Payments increased by 5.0% annually ($73,872.77).

                                 APPENDIX D -PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

-------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided  under the Plus40(TM)Optional Life Insurance  Rider  ("Plus40(TM)rider" or the
"Rider") is supported by American  Skandia's  general  account and is not subject to, or  registered  as a security under,  either the  Securities  Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)
rider is included as an Appendix to this Prospectus to help you understand the Rider and the  relationship  between the  Rider and the value of your  Annuity.  It is also  included  because  you can elect to pay for the Rider  with taxable  withdrawals from your Annuity.  The staff of the Securities and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
-------------------------------------------------------------------------------------------------------------------

The income  tax-free life  insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account  Value of your  Annuity as of the date we receive due proof of death,  subject to certain  adjustments, restrictions and limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased  as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the Annuity's death benefit  becomes  payable - the Annuity's owner or owners,  or the Annuitant (in the case of an entity owned  Annuity).  If the Annuity has two Owners,  the Rider's  death benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity,  the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased  on two  lives,  both  persons  must meet the age  eligibility  requirements.  The  Plus40(TM)rider is not available to purchasers  who use their Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding vehicle for a qualified plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective date of the Plus40(TM)rider  (generally,  the
         Issue Date of your  Annuity),  the death benefit will be limited to the amount of any charges paid for the
         Rider  while it was in  effect.  While we will  return the  charges  you have paid  during the  applicable period as the death benefit,  your  Beneficiary(ies)  will receive no additional  life  insurance  benefit
                                                                               ----------
         from the Plus40(TM)rider if you die within 24 months of its effective date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the Account  Value used to determine the amount of the death benefit will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death benefit  payable under the Plus40(TM)rider based on this  provision,  we will return 50%
         of any charges paid for the Rider based on those  Purchase  Payments as an additional  amount  included in the death benefit under the Rider.

|X|      If we apply  Credits to your  Annuity  based on  Purchase  Payments,  such  Credits are treated as Account
         Value for  purposes of  determining  the death  benefit  payable  under the  Plus40(TM)rider.  However,  if
         Credits were applied to Purchase  Payments  made within 24 months prior to the date of death,  the Account
         Value used to determine  the amount of the death  benefit  will be reduced by the amount of such  Credits.
         If we reduce the death benefit  payable under the Plus40(TM)rider based on this  provision,  we will return
         50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined  in the  Rider) and elect to receive a portion of the  Plus40(TM)
         rider's death  benefit under the  Accelerated  Death  Benefit  provision,  the amount that will be payable under  the  Rider  upon  your  death  will be  reduced.  Please  refer to the  Accelerated  Death  Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider  are due and are  unpaid as of the date the  death  benefit  is being determined, such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered under the Plus40(TM)rider is misstated,  we will adjust any coverage under the Rider to conform to the facts.  For  example,  if, due to the  misstatement,  we  overcharged  you for coverage  under  the  Rider,  we will  add any  additional  charges  paid to the  amount  payable  to your
         Beneficiary(ies).  If, due to the  misstatement,  we  undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the  charges  not paid as  compared to the charges  that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the  anniversary of the Annuity's  Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No  charge  will be made for an Owner following  the expiry date.  If there are two Owners,  the expiry date applies  separately  to each Owner;
         therefore, coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount based on the Purchase  Payments  applied to your
Annuity.  The Plus40(TM)rider may also be subject to a Per Life  Maximum  Benefit  that is based on all amounts paid under any  annuity  contract  we issue to you under  which you have  elected  the  Plus40(TM)rider or  similar  life
      ---
insurance coverage.

|X|      The Maximum  Death Benefit  Amount is 100% of the Purchase  Payments  increasing at 5% per year  following
             ------------------------------
         the date each  Purchase  Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death,  the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum  Benefit  applies to Purchase  Payments  applied to any such annuity  contracts  more
             -------------------------
         than 24 months  from the date of death that exceed  $1,000,000.  If you make  Purchase  Payments in excess of $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders  issued  by us,  based on the  combined  amount  of  Purchase  Payments  in  excess  of  $1,000,000 multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount  payable  under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your Account  Value on which no benefit is payable.  The Per Life  Maximum  Benefit  does not limit the amount of Purchase  Payments  that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your death.  Subject to our requirements and where allowed by law, we will make a one time, lump sum payment.  Our requirements  include proof  satisfactory to us, in writing, of terminal illness after the Rider's Effective Date.

The maximum we will pay,  before any reduction,  is the lesser of 50% of the Rider's death benefit or $100,000.  If you elect to  accelerate  payment of a portion of the death  benefit  under the  Plus40(TM)rider,  the amount of the remaining  death benefit is reduced by the prepaid  amount  accumulating  at an  annualized  interest rate of 6.0%.
Eligibility  for an  accelerated  payout of a portion of your Plus40(TM)rider death  benefit may be more  restrictive than any medically-related surrender provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current charge and a guaranteed  maximum  charge.  The current charge for the Plus40(TM)rider is based on a  percentage  of your  Account  Value as of the  anniversary  of the Issue Date of your  Annuity.  The applicable  percentages  differ based on the attained  age, last birthday of the Owner(s) or Annuitant (in the case of an entity  owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge, at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that  person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue  for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The  charge  for the  Plus40(TM)rider may also be  subject to a  guaranteed  maximum  charge  that will apply if the current charge,  when applied to the Account Value,  exceeds the guaranteed  maximum charge. The guaranteed maximum charge is based on a charge per $1,000 of insurance.

We determine  the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary  of the Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you surrender your Annuity other than a  medically-related  surrender;  or (5) if you choose to terminate the Rider. If the Rider  terminates for any of the preceding  reasons on a date other than the anniversary of the Annuity's Issue
Date,  the charge  will be  prorated.  During the first year after the  Annuity's  Issue  Date,  the charge will be prorated from the Issue Date. In all  subsequent  years,  the charge will be prorated from the last  anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those  within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your Annuity's  Account  Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal will be treated as a taxable  distribution,  and will generally be subject to ordinary income tax on the amount of any investment  gain  withdrawn.  If you are under age 59 1/2, the  distribution  may also be subject to a
         10% penalty on any gain  withdrawn,  in addition to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata  from the  Account  Value in the  variable  investment  options.  We only  deduct the charge  pro-rata  from the Fixed  Allocations  to the extent there is  insufficient  Account  Value in the variable investment options to pay the charge.

|X|      If you elect to pay the charge  through funds other than those from your Annuity,  we require that payment be made  electronically in U.S.  currency through a U.S.  financial  institution.  If you elect to pay the charge  through  electronic  transfer of funds and payment has not been  received  within 31 days from the due date, we will deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the  Plus40(TM)rider at any time.  Upon  termination,  you will be  required  to pay a  pro-rata portion of the annual  charge  for the Rider.  The  Plus40(TM)rider will  terminate  automatically  on the date your
Account  Value is applied to begin  receiving  annuity  payments,  on the date you surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date. We may also  terminate the Plus40(TM)rider,  if necessary,  to comply with our  interpretation  of the Code and applicable  regulations.  Once terminated,  you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the  Annuity  may result in changes in  eligibility  and charges under the Plus40(TM)rider.  These changes may include  termination  of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of  taking  the  Annuity's  Death
Benefit.  However,  regardless  of  whether a spousal  beneficiary  assumes  ownership  of the  Annuity,  the death benefit  under the  Plus40(TM)rider will be paid  despite  the fact that the  Annuity  will  continue.  The  spousal beneficiary  can apply  the death  benefit  proceeds  under the  Plus40(TM)rider to the  Annuity  as a new  Purchase
Payment,  can purchase a new annuity  contract or use the death  benefit  proceeds for any other  purpose.  Certain restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life  insurance  contract under the Code. As life  insurance,  under most  circumstances,  the  Beneficiary(ies)  does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider  the Plus40(TM)rider to be outside of your IRA,  since  premium  for the Rider is paid for either with funds  outside of your  Annuity or with withdrawals previously subject to tax and any applicable tax penalty.

We believe  payments under the  accelerated  payout  provision of the Rider will meet the  requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider,  or the definition of terminally  ill, or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

                                      THIS PAGE IS INTENTIONALLY LEFT BLANK.

-------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER
                  DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS  ASAPEX-PROS
                  (5/2002).
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                              -------------------------------------------------------
                                                 (print your name)

                              -------------------------------------------------------
                                                     (address)

                              -------------------------------------------------------
                                               (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                MAILING ADDRESSES:

                                       AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                   P.O. Box 7040
                                             Bridgeport, CT 06601-7040

                                                   EXPRESS MAIL:
                                       AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                One Corporate Drive
                                                 Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and registered solely under the
Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
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Total Return..............................................................................................................5
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GENERAL INFORMATION......................................................................................................12
Voting Rights............................................................................................................12
-------------
Modification.............................................................................................................12
------------
Deferral of Transactions.................................................................................................13
------------------------
Misstatement of Age or Sex...............................................................................................13
--------------------------
Ending the Offer.........................................................................................................13
----------------

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                              Date of Statement of Additional Information:  May 1, 2002
AS APEX - SAI (05/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United  States,  and the  District of  Columbia.  American  Skandia's  principal  business  address is One  Corporate  Drive,
Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance  of the underlying  mutual funds or portfolios of underlying mutual funds offered as Sub-accounts  of Separate  Account B. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered  pursuant to this Prospectus are all Class 1 Sub-accounts of Separate
Account B. Each class of  Sub-accounts  of Separate  Account B has a different level of asset-based  charges  assessed  against such
Sub-accounts.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 5.5%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001 $193,056,109;  2000:  $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         0.25%                              0.25%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account Value being greater than  $100,000,  where the charge is waived.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the  applicable  period so that the CDSC does not apply.  Standard and  Non-standard  Total  Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your performance.  Non-Standard Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -32.36    -6.12      4.23      5.95      7.24         -23.86    -3.72      4.23     5.95      7.24
AST American Century               -36.82    -3.44      N/A       N/A       5.11         -28.32    -1.17      N/A       N/A      5.11
  International Growth
AST DeAM International Equity      -41.69    -7.42     -1.15      N/A       1.09         -33.19    -4.96     -1.15      N/A      1.09
AST MFS Global Equity              -19.76     N/A       N/A       N/A       -8.17        -11.26     N/A       N/A       N/A      -4.97
AST PBHG Small-Cap Growth          -16.32     1.91      3.67      N/A       8.91         -7.82      3.95      3.67      N/A      8.91
AST DeAM Small-Cap Growth          -37.96     N/A       N/A       N/A       -7.99        -29.46     N/A       N/A       N/A      -5.49
AST Federated Aggressive Growth    -30.26     N/A       N/A       N/A      -31.76        -21.76     N/A       N/A       N/A     -25.03
AST Goldman Sachs Small-Cap         -0.17    13.65      N/A       N/A       9.83          8.33     15.30      N/A       N/A      10.86
  Value
AST Gabelli Small-Cap Value         -3.06     5.98      N/A       N/A       7.06          5.44      7.88      N/A       N/A      7.06
AST Janus Mid-Cap Growth           -49.53     N/A       N/A       N/A      -50.20        -41.03     N/A       N/A       N/A     -43.34
AST NB Mid-Cap Growth              -35.36    -2.61      6.22      N/A       9.25         -26.86    -0.38      6.22      N/A      9.25
AST NB Mid-Cap Value               -12.92     5.85      8.46      N/A       8.39         -4.42      7.75      8.46      N/A      8.39
AST Alger All-Cap Growth           -26.37     N/A       N/A       N/A      -30.89        -17.87     N/A       N/A       N/A     -25.66
AST Gabelli All-Cap Value          -12.08     N/A       N/A       N/A       -8.90        -3.58      N/A       N/A       N/A      -2.51
AST T. Rowe Price Natural           -9.24    14.50      6.76      N/A       10.67        -0.74     16.13      6.76      N/A      10.67
  Resources
AST Alliance Growth                -24.44    -4.23      6.03      N/A       6.89         -15.94    -1.93      6.03      N/A      6.89
AST MFS Growth                     -31.31     N/A       N/A       N/A      -12.97        -22.81     N/A       N/A       N/A      -9.57
AST Marsico Capital Growth         -31.33    -2.89      N/A       N/A       8.18         -22.83    -0.64      N/A       N/A      8.18
AST JanCap Growth                  -41.15    -14.04     8.05      N/A       11.74        -32.65    -11.21     8.05      N/A      11.74
AST DeAM Large-Cap Value           -15.39     N/A       N/A       N/A      -13.68        -6.89      N/A       N/A       N/A      -7.23
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -12.24         N/A       N/A       N/A       N/A      -3.74
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -8.08         N/A       N/A       N/A       N/A      0.42
AST Cohen & Steers Realty           -7.12     6.44      N/A       N/A       -0.07         1.38      8.32      N/A       N/A      1.28
AST Sanford Bernstein Managed      -19.81    -3.90      N/A       N/A       3.47         -11.31    -1.61      N/A       N/A      4.69
  Index 500
AST American Century Income &      -18.25    -3.56      N/A       N/A       5.12         -9.75     -1.28      N/A       N/A      5.12
  Growth
AST Alliance Growth and Income     -10.41     3.30      9.59      N/A       11.27        -1.91      5.29      9.59      N/A      11.27
AST MFS Growth with Income         -25.18     N/A       N/A       N/A       -9.73        -16.68     N/A       N/A       N/A      -6.46
AST INVESCO Equity Income          -18.40    -1.37      6.83      N/A       8.91         -9.90      0.81      6.83      N/A      8.91
AST DeAM Global Allocation         -21.50    -3.03      4.84      N/A       6.56         -13.00    -0.78      4.84      N/A      6.56
AST American Century Strategic     -13.68    -1.93      N/A       N/A       6.15         -5.18      0.27      N/A       N/A      6.15
  Balanced
AST T. Rowe Price Asset            -14.66    -2.20      6.38      N/A       7.71         -6.16      0.02      6.38      N/A      7.71
  Allocation
AST T. Rowe Price Global Bond 15    -7.31    -5.95     -0.70      N/A       0.75          1.19     -3.56     -0.70      N/A      0.75
AST Federated High Yield            -9.80    -6.47      0.00      N/A       2.94         -1.30     -4.06      0.00      N/A      2.94
AST Lord Abbett Bond-Debenture 2    -6.94     N/A       N/A       N/A       -3.97         1.56      N/A       N/A       N/A      2.35
AST PIMCO Total Return Bond         -1.20     2.77      6.09      N/A       5.57          7.30      4.78      6.09      N/A      5.57
AST PIMCO Limited Maturity          -2.08     3.03      5.04      N/A       4.70          6.42      5.04      5.04      N/A      4.70
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                -16.80    -0.53     -8.74      N/A       -7.35        -8.30      1.61     -8.74      N/A      -7.35

WFVT Equity Income                 -15.27     N/A       N/A       N/A       -5.87        -6.77      N/A       N/A       N/A      -2.85

INVESCO VIF Dynamics               -40.63     N/A       N/A       N/A       -7.98        -32.13     N/A       N/A       N/A      -4.78
INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -20.64        -46.61     N/A       N/A       N/A     -16.85
INVESCO VIF Health Sciences        -22.34     N/A       N/A       N/A       8.29         -13.84     N/A       N/A       N/A      10.93
INVESCO VIF Financial Services     -19.68     N/A       N/A       N/A       7.86         -11.18     N/A       N/A       N/A      10.52
INVESCO VIF                        -63.17     N/A       N/A       N/A      -31.42        -54.67     N/A       N/A       N/A     -26.95
  Telecommunications

Evergreen VA Global Leaders        -23.17     N/A       N/A       N/A       -7.87        -14.67     N/A       N/A       N/A      -4.68
Evergreen VA Special Equity        -17.93     N/A       N/A       N/A       -3.15        -9.43      N/A       N/A       N/A      -0.14
Evergreen VA Omega                 -24.52     N/A       N/A       N/A      -24.14        -16.02     N/A       N/A       N/A     -19.19

ProFund VP Europe 30               -33.71     N/A       N/A       N/A      -13.75        -25.21     N/A       N/A       N/A     -10.31
ProFund VP UltraSmall-Cap          -17.44     N/A       N/A       N/A      -11.14        -8.94      N/A       N/A       N/A      -7.81
ProFund VP OTC                       N/A      N/A       N/A       N/A      -89.29         N/A       N/A       N/A       N/A     -80.79
ProFund VP UltraOTC                -77.67     N/A       N/A       N/A      -60.97        -69.17     N/A       N/A       N/A     -52.85
ProFund VP Bear                      N/A      N/A       N/A       N/A      -70.06         N/A       N/A       N/A       N/A     -61.56
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -83.61         N/A       N/A       N/A       N/A     -75.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -80.62         N/A       N/A       N/A       N/A     -72.12
ProFund VP Energy                    N/A      N/A       N/A       N/A      -77.89         N/A       N/A       N/A       N/A     -69.39
ProFund VP Financial                 N/A      N/A       N/A       N/A      -77.79         N/A       N/A       N/A       N/A     -69.29
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -77.34         N/A       N/A       N/A       N/A     -68.84
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -72.64         N/A       N/A       N/A       N/A     -64.14
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.80         N/A       N/A       N/A       N/A     -80.30
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -84.86         N/A       N/A       N/A       N/A     -76.36
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -81.44         N/A       N/A       N/A       N/A     -72.94

First Trust(R)10 Uncommon Values    -45.07    N/A       N/A       N/A      -46.15        -36.57     N/A       N/A       N/A     -39.53

SP Jennison International Growth     N/A      N/A       N/A       N/A      -34.61         N/A       N/A       N/A       N/A     -26.11
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                               ----------------------------------------------------
                                            Non-Standard Total Return
                               ----------------------------------------------------
                               ----------------------------------------------------
                                    (Assuming no CDSC and no maintenance fee)

                               ----------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -23.83    -3.69      4.27      5.99      7.28
AST American Century               -28.30    -1.14      N/A       N/A       5.14
  International Growth
AST DeAM International Equity      -33.17    -4.93     -1.11      N/A       1.12
AST MFS Global Equity              -11.23               N/A       N/A       -4.94
AST PBHG Small-Cap Growth           -7.78     3.99      3.71      N/A       8.95
AST DeAM Small-Cap Growth          -29.43     N/A       N/A       N/A       -5.45
AST Federated Aggressive Growth    -21.73     N/A       N/A       N/A      -25.01
AST Goldman Sachs Small-Cap         8.37     15.34      N/A       N/A       10.90
  Value
AST Gabelli Small-Cap Value         5.48      7.92      N/A       N/A       7.09
AST Janus Mid-Cap Growth           -41.01     N/A       N/A       N/A      -43.32
AST NB Mid-Cap Growth              -26.83    -0.34      6.26      N/A       9.29
AST NB Mid-Cap Value                -4.39     7.79      8.49      N/A       8.43
AST Alger All-Cap Growth           -17.84     N/A       N/A       N/A      -25.63
AST Gabelli All-Cap Value           -3.55     N/A       N/A       N/A       -2.48
AST T. Rowe Price Natural           -0.71    16.17      6.80      N/A       10.71
  Resources
AST Alliance Growth                -15.91    -1.89      6.07      N/A       6.92
AST MFS Growth                     -22.78     N/A       N/A       N/A       -9.53
AST Marsico Capital Growth         -22.81    -0.61      N/A       N/A       8.22
AST JanCap Growth                  -32.63    -11.17     8.08      N/A       11.78
AST DeAM Large-Cap Value            -6.86     N/A       N/A       N/A       -7.20
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -3.71
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       0.45
AST Cohen & Steers Realty           1.41      8.35      N/A       N/A       1.32
AST Sanford Bernstein Managed      -11.28    -1.58      N/A       N/A       4.73
  Index 500
AST American Century Income &       -9.72    -1.25      N/A       N/A       5.16
  Growth
AST Alliance Growth and Income      -1.88     5.33      9.63      N/A       11.31
AST MFS Growth with Income         -16.65     N/A       N/A       N/A       -6.43
AST INVESCO Equity Income           -9.87     0.84      6.86      N/A       8.95
AST DeAM Global Allocation         -12.97    -0.74      4.88      N/A       6.59
AST American Century Strategic      -5.15     0.31      N/A       N/A       6.19
  Balanced
AST T. Rowe Price Asset             -6.13     0.05      6.42      N/A       7.74
Allocation
AST T. Rowe Price Global Bond 15    1.22     -3.52     -0.66      N/A       0.79
AST Federated High Yield            -1.26    -4.02      0.04      N/A       2.98
AST Lord Abbett Bond-Debenture 2    1.59      N/A       N/A       N/A       2.39
AST PIMCO Total Return Bond         7.34      4.82      6.13      N/A       5.60
AST PIMCO Limited Maturity          6.46      5.07      5.08      N/A       4.73
  Bond

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
MV Emerging Markets                 -8.26     1.65     -8.71      N/A       -7.32

WFVT Equity Income                  -6.74     N/A       N/A       N/A       -2.82

INVESCO VIF Dynamics               -32.10     N/A       N/A       N/A       -4.75
INVESCO VIF Technology             -46.59     N/A       N/A       N/A      -16.82
INVESCO VIF Health Sciences        -13.81     N/A       N/A       N/A       10.97
INVESCO VIF Financial Services     -11.15     N/A       N/A       N/A       10.56
INVESCO VIF                        -54.65     N/A       N/A       N/A      -26.92
  Telecommunications

Evergreen VA Global Leaders        -14.64     N/A       N/A       N/A       -4.65
Evergreen VA Special Equity         -9.39     N/A       N/A       N/A       -0.11
Evergreen VA Omega                 -15.99     N/A       N/A       N/A      -19.16

ProFund VP Europe 30               -25.18     N/A       N/A       N/A      -10.28
ProFund VP UltraSmall-Cap           -8.91     N/A       N/A       N/A       -7.78
ProFund VP OTC                       N/A      N/A       N/A       N/A      -80.78
ProFund VP UltraOTC                -69.16     N/A       N/A       N/A      -52.83
ProFund VP Bear                      N/A      N/A       N/A       N/A      -61.55
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -75.10
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -72.11
ProFund VP Energy                    N/A      N/A       N/A       N/A      -69.37
ProFund VP Financial                 N/A      N/A       N/A       N/A      -69.28
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.83
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -64.12
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.30
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.35
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.93

First Trust(R)10 Uncommon Values    -36.54    N/A       N/A       N/A      -39.51

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.10
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent  permitted by law, we reserve the right at any time to offer  Guarantee  Periods with durations that differ from those which were  available  when your  Annuity  was issued.  We also  reserve the right at any time to stop  accepting  new  allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any  applicable  premium tax, the length of any Certain  Period,  the payout option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December  31, 2001 and for the years ended  December  31, 2001 and 2000,  appearing in this  Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2001 and for the years ended  December 31, 2001 and 2000.  There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying  statement of assets,  liabilities and contractowners' equity of the seventy-eight sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 1, referred to in Note 1, as of December 31, 2001,  and the related  statement of  operations  for the year then ended and the  statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the  seventy-eight  sub-accounts  of American  Skandia Life Assurance  Corporation  Variable
Account B - Class 1,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year  then  ended,  and  changes  in their  net  assets  for  each of the two  years in the  period  then  ended in conformity with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                           LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 40,417,490 shares ( cost $543,033,020)                     $ 463,184,439      Payable to American Skandia Trust                                                $ 37,450,589
            Alger All-Cap Growth Portfolio - 1,004,532,140 shares ( cost $769,789,249)            695,157,974      Payable to Davis Funds                                                                    703
            Alliance Bernstein Growth & Value Portfolio - 3,320,346 shares ( cost $30,500,424)     32,273,758      Payable to ProFunds                                                                   839,481
                                                                                                                                                                                                 ----------------
            Alliance Growth - 44,049,034 shares ( cost $509,608,521)                              430,799,551                                Total Liabilities                                        38,290,773
            Alliance Growth & Income - 95,114,169 shares ( cost $1,935,554,588)                 1,778,634,952
            American Century Income and Growth - 29,737,846 shares ( cost $413,067,980)           352,096,097
            American Century International Growth I - 39,571,671 shares ( cost $454,228,475)      481,587,232
            American Century Strategic Balanced - 15,369,022 shares ( cost $210,996,592)          193,957,064
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)         129,275,923
            DeAm Small-Cap Growth - 73,017,689 shares ( cost $492,491,389)                        513,314,354
            Federated Aggressive Growth - 6,394,454 shares ( cost $44,577,693)                     46,167,956
            Federated High Yield Bond - 55,887,442 shares ( cost $531,126,582)                    494,603,861
            Founders Passport - 14,534,848 shares ( cost $170,741,039)                            146,801,965
            Gabelli All-Cap Value - 14,701,385 shares ( cost $147,920,836)                        144,955,652
            Gabelli Small-Cap Value - 38,228,131 shares ( cost $491,533,791)                      499,641,677                             NET ASSETS
            Goldman Sachs Small-Cap Value - 25,488,010 shares ( cost $373,123,258)                396,338,558                                                                             Unit
            Invesco Equity Income - 61,837,333 shares ( cost $1,046,997,502)                      964,044,028      Contractowners' Equity                                      Units     Value
                                                                                                                   ----------------------                                      -----     -----
            JanCap Growth - 97,248,963 shares ( cost $3,986,573,953)                            2,331,057,650                  AST - AIM Balanced                            26,641,422    17.39   $ 463,184,439
            Janus Mid-Cap Growth - 16,659,236 shares ( cost $73,940,792)                           66,137,168                  AST - Alger All-Cap Growth                   125,442,916     5.54     695,157,974
            Janus Overseas Growth - 52,771,459 shares ( cost $822,754,497)                        548,295,456                  AST - Alliance Bernstein Growth & Value        3,351,836     9.63      32,273,758
            Janus Strategic Value - 4,501,844 shares ( cost $43,042,236)                           41,867,147                  AST - Alliance Growth                         29,478,257    14.61     430,799,551
            Kinetics Internet - 382,870 shares ( cost $3,053,562)                                   3,208,454                  AST - Alliance Growth & Income                63,123,316    28.18   1,778,634,952
            Lord Abbett Bond Debenture - 5,419,709 shares ( cost $55,662,308)                      56,635,959                  AST - American Century Income & Growth        27,386,278    12.86     352,096,097
            Marsico Capital Growth - 85,056,604 shares ( cost $1,534,153,502)                   1,180,585,665                  AST - American Century International Growth I 37,487,425    12.85     481,587,232
            MFS Global Equity - 5,638,585 shares ( cost $50,408,609)                               51,931,371                  AST - American Century Strategic Balanced     14,369,895    13.50     193,957,064
            MFS Growth - 114,134,466 shares ( cost $1,113,121,104)                                943,892,034                  AST - Cohen & Steers Real Estate              12,268,426    10.54     129,275,923
            MFS Growth with Income - 11,559,047 shares ( cost $111,182,845)                       102,759,926                  AST - DeAm Small-Cap Growth                   60,703,791     8.46     513,314,354
            Money Market - 2,445,129,183 shares ( cost $2,445,129,183)                          2,445,129,183                  AST - Federated Aggressive Growth              6,499,066     7.10      46,167,956
            Neuberger & Berman Mid-Cap Growth - 35,708,079 shares ( cost $514,044,728)            487,415,278                  AST - Federated High Yield Bond               39,130,467    12.64     494,603,861
            Neuberger & Berman Mid-Cap Value - 61,885,398 shares ( cost $928,326,229)             953,653,982                  AST - Founders Passport                       13,627,264    10.77     146,801,965
            PBHG Small-Cap Growth - 28,807,891 shares ( cost $747,251,184)                        457,181,229                  AST - Gabelli All-Cap Value                   14,934,570     9.71     144,955,652
            PIMCO Limited Maturity Bond - 51,091,500 shares ( cost $563,698,254)                  577,333,950                  AST - Gabelli Small-Cap Value                 35,483,530    14.08     499,641,677
            PIMCO Total Return Bond - 128,323,724 shares ( cost $1,446,571,227)                 1,530,902,033                  AST - Goldman Sachs Small-Cap Value           26,220,860    15.12  396,338,558.00
            Sanford Bernstein Core Value - 4,168,332 shares ( cost $40,971,136)                    42,266,883                  AST - Invesco Equity Income                   48,595,962    19.84  964,044,028.00
            Sanford Bernstein Managed Index 500 - 51,834,567 shares ( cost $641,152,896)          577,437,079                  AST - JanCap Growth                           84,116,221    27.71   2,331,057,650
            Scudder Japan - 590,493 shares ( cost $3,104,137)                                       3,035,133                  AST - Janus Mid-Cap Growth                    17,045,776     3.88      66,137,168
            Strong International Equity .- 28,018,887 shares ( cost $449,736,285)                 422,244,622                  AST - Janus Overseas Growth                   40,507,419    13.54     548,295,456
            T. Rowe Price Asset Allocation - 21,199,122 shares ( cost $358,906,678)               319,046,785                  AST - Janus Strategic Value                    4,575,558     9.15      41,867,147
            T. Rowe Price Global Bond - 10,637,640 shares ( cost $101,034,008)                    102,653,229                  AST - Kinetics Internet                          389,350     8.24       3,208,454
            T. Rowe Price Natural Resources - 8,560,110 shares ( cost $131,138,624)               129,428,870                  AST - Lord Abbett Bond Debenture               5,506,982    10.28      56,635,959
      Davis Funds:                                                                                                             AST - Marsico Capital Growth                  85,895,802    13.74   1,180,585,665
            Davis Value Fund - 547,332 shares ( cost $5,648,142)                                    5,402,164                  AST - MFS Global Equity                        5,806,567     8.94      51,931,371
      Evergreen Funds:                                                                                                         AST - MFS Growth                             117,716,242     8.02     943,892,034
            VA Blue Chip Fund - 523,011 shares ( cost $4,658,200)                                   3,891,203                  AST - MFS Growth with Income                  11,896,688     8.64     102,759,926
            VA Capital Growth Fund - 595,339 shares ( cost $8,914,815)                            $ 8,358,559                  AST - Money Market                           184,612,059    13.24 $ 2,445,129,183
            VA Equity Index Fund - 482,378 shares ( cost $4,948,088)                                4,326,928                  AST - Neuberger & Berman Mid-Cap Growth       25,717,164    18.95     487,415,278
            VA Foundation Fund - 679,706 shares ( cost $10,071,701)                                 8,870,162                  AST - Neuberger & Berman Mid-Cap Value        47,298,313    20.16     953,653,982
            VA Global Leaders Fund - 1,103,036 shares ( cost $13,451,681)                          13,688,682                  AST - PBHG Small-Cap Growth                   23,048,821    19.84     457,181,229
            VA International Growth Fund - 45,049 shares ( cost $454,854)                             421,638                  AST - PIMCO Limited Maturity Bond             42,410,807    13.61     577,333,950
            VA Omega Fund - 1,199,307 shares ( cost $22,083,573)                                   17,341,986                  AST - PIMCO Total Return Bond                 99,028,465    15.46   1,530,902,033
            VA Small-Cap Value Fund - 292,885 shares ( cost $3,494,499)                             3,690,353                  AST - Sanford Bernstein Core Value             4,207,869    10.04      42,266,883
            VA Special Equity Fund - 2,599,002 shares ( cost $25,138,099)                          25,340,271                  AST - Sanford Bernstein Managed Index 500     48,018,721    12.03     577,437,079
            VA Strategic Income Fund - 388,977 shares ( cost $3,636,611)                            3,512,462                  AST - Scudder Japan                              596,230     5.09       3,035,133
      Invesco Variable Investment Funds:                                                                                       AST - Strong International Equity             17,388,860    24.28     422,244,622
            VIF Dynamics Fund - 9,592,929 shares ( cost $117,714,968)                             120,295,329                  AST - T. Rowe Price Asset Allocation          17,579,107    18.15     319,046,785
            VIF Financial Services Fund - 11,663,838 shares ( cost $152,077,230)                  144,864,867                  AST - T. Rowe Price Global Bond                9,668,062    10.62     102,653,229
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                     219,115,896                  AST - T. Rowe Price Natural Resources          6,565,088    19.71     129,428,870
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                          177,600,254                  Davis Value Fund                                 617,727     8.75       5,402,164
            VIF Telecommunications Fund - 12,188,725 shares ( cost $67,400,225)                    67,891,196                  Evergreen - VA Blue Chip Fund                    526,302     7.39       3,891,203
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Capital Growth Fund               788,396    10.60       8,358,559
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                               91,629,764                  Evergreen - VA Equity Index Fund                 526,290     8.22       4,326,928
      Nike:                                                                                                                    Evergreen - VA Foundation Fund                 1,019,799     8.70       8,870,162
            First Trust 10 Uncommon Values - 1,969,774 shares ( cost $14,490,322)                  10,636,782                  Evergreen - VA Global Leaders Fund             1,520,376     9.00      13,688,682
      ProFunds:                                                                                                                Evergreen - VA International Growth Fund          45,358     9.30         421,638
            VP Bear - 1,006,567 shares ( cost $35,556,947)                                         35,300,301                  Evergreen - VA Omega Fund                      2,585,848     6.71      17,341,986
            VP Biotechnology - 1,675,351 shares ( cost $43,553,084)                                42,620,918                  Evergreen - VA Small-Cap Value Fund              258,972    14.25       3,690,353
            VP Bull Plus - 2,509,342 shares ( cost $56,683,480)                                    56,987,150                  Evergreen - VA Special Equity Fund             2,540,062     9.98   25,340,271.00
            VP Energy - 756,303 shares ( cost $20,948,412)                                         21,123,539                  Evergreen - VA Strategic Income Fund             341,316    10.29       3,512,462
            VP Europe 30 - 1,853,916 shares ( cost $45,102,096)                                    44,975,990                  INVESCO - VIF Dynamics Fund                   13,391,660     8.98  120,295,329.00
            VP Financial - 708,566 shares ( cost $19,632,095)                                      19,854,014                  INVESCO - VIF Financial Services Fund         11,612,048    12.48     144,864,867
            VP Healthcare - 1,147,716 shares ( cost $32,868,357)                                   32,629,559                  INVESCO - VIF Health Sciences Fund            17,419,141    12.58     219,115,896
            VP OTC - 3,842,148 shares ( cost $69,396,735)                                          67,352,846                  INVESCO - VIF Technology Fund                 26,652,622     6.66     177,600,254
            VP Real Estate - 1,181,836 shares ( cost $38,189,169)                                  38,669,672                  INVESCO - VIF Telecommunications Fund         13,553,158     5.01      67,891,196
            VP Technology - 830,290 shares ( cost $15,590,786)                                     14,920,314                  Montgomery - Emerging Markets                 14,095,135     6.50      91,629,764
            VP Telecommunications - 191,790 shares ( cost $4,164,363)                               4,136,919                  Nike - First Trust 10 Uncommon Values          2,255,266     4.72      10,636,782
            VP Ultra OTC - 19,806,001 shares ( cost $92,079,489)                                   95,662,983                  ProFunds - VP Bear                             3,059,897    11.54      35,300,301
            VP Ultra Small-Cap - 3,282,657 shares ( cost $76,943,947)                              83,740,574                  ProFunds - VP Biotechnology                    5,093,235     8.37      42,620,918
            VP Utilities - 522,801 shares ( cost $12,877,873)                                      12,907,953                  ProFunds - VP Bull Plus                        7,628,819     7.47      56,987,150
      Prudential Funds:                                                                                                        ProFunds - VP Energy                           2,299,149     9.19      21,123,539
            SP Jennison Int'l Growth - 372,728 shares ( cost $1,979,905)                            2,023,829                  ProFunds - VP Europe 30                        5,711,763     7.87      44,975,990
      Rydex Inc.:                                                                                                              ProFunds - VP Financial                        2,154,106     9.22      19,854,014
            Nova Fund- 2,949,360 shares ( cost $36,719,447)                                        25,570,952                  ProFunds - VP Healthcare                       3,489,097     9.35      32,629,559
            OTC Fund - 7,126,431 shares ( cost $183,725,768)                                      105,471,178                  ProFunds - VP OTC                             11,681,189     5.77      67,352,846
            Ursa Fund - 673,095 shares ( cost $4,514,301)                                           4,233,769                  ProFunds - VP Real Estate                      3,592,834    10.76      38,669,672
      Wells Fargo Variable Trust (WFVT):                                                                                       ProFunds - VP Technology                       2,524,295     5.91      14,920,314
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                  9,556,312                  ProFunds - VP Telecommunications                 583,065     7.10       4,136,919
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                               32,706,250                  ProFunds - VP Ultra OTC                       50,124,696     1.91      95,662,983
                                                                                       -----------------------
                          Total Invested Assets                                                22,814,257,645                  ProFunds - VP Ultra Small-Cap                 10,010,482     8.37      83,740,574
                                                                                                                               ProFunds - VP Utilities                        1,589,344     8.12      12,907,953
                                                                                                                               Prudential - SP Jennison Int'l Growth            273,843     7.39       2,023,829
Receivable from American Skandia Life Assurance Corporation                                       $ 8,321,146                  Rydex - Nova Fund                              3,990,618     6.41    $ 25,570,952
Receivable from Evergreen Funds                                                                     1,838,313                  Rydex - OTC Fund                              15,866,046     6.65     105,471,178
Receivable from Invesco Funds                                                                      26,737,301                  Rydex - Ursa Fund                                351,487    12.05       4,233,769
Receivable from Montgomery Funds                                                                    1,083,941                  WFVT - Equity Income Fund                      1,019,937     9.37       9,556,312
Receivable from Nike Funds                                                                             17,541                  WFVT - Equity Value Fund                       3,705,869     8.83      32,706,250
Receivable from Prudential Funds                                                                       97,783
                                                                                                                                                                                                 ----------------
Receivable from Rydex Funds                                                                           153,067                                Total Contractowner's Equity                         22,814,257,645
Receivable from Wells Fargo Funds                                                                      41,682

                                                                                       -----------------------
                          Total Receivables                                                        38,290,773

                                                                                       -----------------------                                                                                   ----------------
                          Total Assets                                                       $ 22,852,548,418                                Total Liabilities & Contractowner's Equity          $ 22,852,548,418
                                                                                       =======================                                                                                   ================

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                AST - Alger        AST - Alliance Bernstein
                                                                                                                                     AST - Alger Growth        Mid-Cap Growth          Growth & Value
                                                                                             AST - AIM           AST - Alger            Jan. 1 thru             Jan. 1 thru             * May 1 thru            AST - Alliance         AST - Alliance       AST - American Century   AST - American Century
                                                                         Total               Balanced           All-Cap Growth        Feb. 15, 2001 **        Feb. 15, 2001 **          Dec. 31, 2001               Growth              Growth & Income       Income & Growth        International Growth I
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                         $ 370,917,609         $ 14,190,525                    $ -              $ 817,679                     $ -                       $ -                     $ -        $ 13,962,753                $ 2,916,979             $ 1,445,558
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)(348,155,367)          (7,683,856)           (10,510,845)            (2,644,534)             (1,664,654)                 (118,566)             (5,729,244)        (24,827,391)                (5,768,224)             (5,038,367)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                               22,762,242            6,506,669            (10,510,845)            (1,826,855)             (1,664,654)                 (118,566)             (5,729,244)        (10,864,639)                (2,851,245)             (3,592,809)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                 27,877,633,466          209,117,441            363,301,477          1,336,613,917             875,785,741                15,937,531             240,492,121         317,206,068                128,020,302             512,691,701
   Cost of Securities Sold                                             32,585,112,611          217,793,229            492,722,584          1,391,046,912             885,524,836                16,278,611             384,265,757         347,952,451                141,621,362             647,041,269

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                 (4,707,479,145)          (8,675,788)          (129,421,107)           (54,432,995)             (9,739,095)                 (341,080)           (143,773,636)        (30,746,383)               (13,601,060)           (134,349,568)
   Short-Term Capital Gain Distributions Received                         334,337,707                    -                      -              6,317,615               2,603,400                         -              80,803,445          38,920,034                          -                       -
   Long-Term Capital Gain Distributions Received                          788,479,538                    -                      -                      -                       -                         -              16,030,371         144,804,372                          -              22,052,576
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                               (3,584,661,900)          (8,675,788)          (129,421,107)           (48,115,380)             (7,135,695)                 (341,080)            (46,939,820)        152,978,023                (13,601,060)           (112,296,992)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                 (2,644,589,445)          (3,323,475)           (67,580,996)           (66,319,007)            (20,190,656)                        -             (58,576,473)         42,894,219                (31,613,068)            (18,096,465)
   End of Period                                                       (3,454,914,914)         (79,848,583)           (74,631,275)                     -                       -                 1,773,334             (78,808,970)       (156,919,636)               (60,971,883)             27,358,756
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (810,325,469)         (76,525,108)            (7,050,279)            66,319,007              20,190,656                 1,773,334             (20,232,497)       (199,813,855)               (29,358,815)             45,455,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (4,372,225,127)       $ (78,694,227)        $ (146,982,231)          $ 16,376,772            $ 11,390,307               $ 1,313,688           $ (72,901,561)      $ (57,700,471)             $ (45,811,120)          $ (70,434,580)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                   AST - American CenturyAST - Cohen & Steers     AST - DeAm          AST - Federated         AST - Federated          AST - Founders            AST - Gabelli         AST - Gabelli        AST - Goldman Sachs         AST - Invesco
                                                                    Strategic Balanced      Real Estate        Small-Cap Growth      Aggressive Growth        High Yield Bond             Passport               All-Cap Value          Small-Cap Value       Small-Cap Value           Equity Income
                                                                   ----------------------------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 3,705,785          $ 3,746,924                    $ -                $ 2,670            $ 55,168,381                       $ -                $ 36,772         $ 1,982,981                        $ -            $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,845,218)          (1,773,329)            (8,907,853)              (195,726)             (7,460,663)               (2,746,057)             (1,489,226)         (6,020,688)                (4,252,327)            (15,281,329)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  860,567            1,973,594             (8,907,853)              (193,055)             47,707,717                (2,746,057)             (1,452,454)         (4,037,708)                (4,252,327)              8,785,799
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     50,987,296          114,980,006          1,181,221,216             16,036,134             386,033,379               195,843,434              88,728,531         310,923,998                166,701,211             397,570,892
   Cost of Securities Sold                                                 50,437,817          107,877,842          1,672,574,814             17,930,123             471,307,607               305,462,016              92,410,115         288,148,954                134,902,845             431,198,901

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        549,479            7,102,164           (491,353,598)            (1,893,989)            (85,274,228)             (109,618,582)             (3,681,584)         22,775,044                 31,798,366             (33,628,009)
   Short-Term Capital Gain Distributions Received                           1,832,361                    -             72,654,894                      -                       -                         -                  38,538           2,657,460                  4,133,606                       -
   Long-Term Capital Gain Distributions Received                            2,944,110                    -             41,217,480                      -                       -                         -                       -          17,600,526                  3,112,030              10,871,285
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                    5,325,950            7,102,164           (377,481,224)            (1,893,989)            (85,274,228)             (109,618,582)             (3,643,046)         43,033,030                 39,044,002             (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        516,686           10,133,996           (138,682,868)               (93,295)            (67,009,291)              (55,632,602)                170,400          34,910,721                 36,800,960              24,250,053
   End of Period                                                          (17,039,528)             139,355             20,822,964              1,590,263             (36,522,721)              (23,939,074)             (2,965,183)          8,107,886                 23,215,301             (82,953,474)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                (17,556,214)          (9,994,641)           159,505,832              1,683,558              30,486,570                31,693,528              (3,135,583)        (26,802,835)               (13,585,659)           (107,203,527)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (11,369,697)          $ (918,883)        $ (226,883,245)            $ (403,486)           $ (7,079,941)            $ (80,671,111)           $ (8,231,083)       $ 12,192,487               $ 21,206,016          $ (121,174,452)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                      AST - Janus           AST - Janus          AST - Janus           AST - Kinetics        AST - Lord Abbett          AST - Marsico              AST - MFS             AST - MFS               AST - MFS                   AST
                                                                     Mid-Cap Growth        Overseas Growth     Strategic Value            Internet             Bond Debenture          Capital Growth            Global Equity             Growth           Growth with Income           Money Market
                                                                   -------------------   -----------------------------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 54,601         $ 43,112,004               $ 16,835                    $ -                $ 12,687                       $ -                     $ -            $ 25,134                  $ 117,017            $ 87,652,956
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (966,333)         (10,513,308)              (458,406)               (54,155)               (445,201)              (19,283,201)               (582,839)        (13,794,118)                (1,359,832)            (35,405,815)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (911,732)          32,598,697               (441,571)               (54,155)               (432,513)              (19,283,201)               (582,839)        (13,768,985)                (1,242,815)             52,247,141
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     94,920,593          512,920,457             34,898,123             11,098,129              38,552,544               660,840,721              64,229,046         362,076,161                 41,729,183           8,679,262,534
   Cost of Securities Sold                                                153,310,156          940,598,327             36,974,573             11,748,799              38,956,296               680,063,756              70,923,824         438,199,784                 50,879,092           8,679,262,534

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                    (58,389,563)        (427,677,870)            (2,076,450)              (650,670)               (403,752)              (19,223,035)             (6,694,778)        (76,123,623)                (9,149,909)                      -
   Short-Term Capital Gain Distributions Received                                   -           65,719,060                      -                      -                   4,298                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -          140,147,901                      -                      -                       -                31,172,476                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                  (58,389,563)        (221,810,909)            (2,076,450)              (650,670)               (399,454)               11,949,441              (6,694,778)        (76,123,623)                (9,149,909)                      -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    (25,104,601)        (229,011,421)               (34,155)               (87,495)                 54,231                22,231,335              (1,212,175)         (6,906,361)                  (630,016)                      -
   End of Period                                                           (7,803,624)        (274,459,041)            (1,175,088)               154,892                 973,651              (353,567,838)              1,522,762        (169,229,070)                (8,422,920)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                 17,300,977          (45,447,620)            (1,140,933)               242,387                 919,420              (375,799,173)              2,734,937        (162,322,709)                (7,792,904)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (42,000,318)      $ (234,659,832)          $ (3,658,954)            $ (462,438)               $ 87,453            $ (383,132,933)           $ (4,542,680)     $ (252,215,317)             $ (18,185,628)           $ 52,247,141
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                            AST - Sanford Bernstein
                                                                                                                                                                 Core Value
                                                                   AST - Neuberger & Berman AST - PBHG           AST - PIMCO            AST - PIMCO             * May 1 thru        AST - Sanford Bernstein      AST - Scudder          AST - Strong        AST - T. Rowe Price      AST - T. Rowe Price
                                                                     Mid-Cap Value        Small-Cap Growth   Limited Maturity Bond   Total Return Bond         Dec. 31, 2001          Managed Index 500              Japan            International Equity   Asset Allocation            Global Bond
                                                                   -------------------   ----------------------------------------------------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,286,073                  $ -           $ 22,675,028           $ 65,418,292                     $ -               $ 5,636,086                     $ -           $ 938,217               $ 10,781,977                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,209,149)          (6,147,084)            (7,256,512)           (20,087,164)               (160,639)               (8,574,950)                (47,501)         (7,276,643)                (5,091,223)             (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                              (11,923,076)          (6,147,084)            15,418,516             45,331,128                (160,639)               (2,938,864)                (47,501)         (6,338,425)                 5,690,755              (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    392,979,138          179,100,179            353,612,738            563,308,357               9,195,298               343,612,776              47,980,586         742,551,881                 90,666,652              52,765,546
   Cost of Securities Sold                                                363,599,109          267,332,337            339,510,531            553,532,430               9,759,834               416,096,777              49,058,694       1,020,738,807                 85,498,807              57,679,247

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     29,380,029          (88,232,158)            14,102,207              9,775,927                (564,536)              (72,484,001)             (1,078,108)       (278,186,926)                 5,167,845              (4,913,701)
   Short-Term Capital Gain Distributions Received                          44,855,751                    -                      -                      -                       -                         -                  11,008                   -                          -                       -
   Long-Term Capital Gain Distributions Received                            5,255,987           78,840,195                      -                      -                       -                 6,845,533                       -          61,964,138                 36,268,037                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   79,491,767           (9,391,963)            14,102,207              9,775,927                (564,536)              (65,638,468)             (1,067,100)       (216,222,788)                41,435,882              (4,913,701)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    141,198,425         (260,197,998)            14,577,604             47,016,511                       -               (54,062,023)                (44,554)       (110,282,633)                32,198,030              (6,204,550)
   End of Period                                                           25,327,753         (290,069,954)            13,635,695             84,330,806               1,295,747               (63,715,816)                (69,004)        (27,491,664)               (39,859,893)              1,619,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (115,870,672)         (29,871,956)              (941,909)            37,314,295               1,295,747                (9,653,793)                (24,450)         82,790,969                (72,057,923)              7,823,771
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (48,301,981)       $ (45,411,003)          $ 28,578,814           $ 92,421,350               $ 570,572             $ (78,231,125)           $ (1,139,051)     $ (139,770,244)             $ (24,931,286)            $ 1,313,653
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                         Evergreen             Evergreen VA
                                                                                                                                                                                                                                          VA Omega        Perpetual International Fund
                                                                         Davis             Evergreen VA          Evergreen VA           Evergreen VA            Evergreen VA            Evergreen VA             Evergreen VA           * May 1 thru            Jan 1 thru               Evergreen VA
                                                                       Value Fund         Blue Chip Fund      Capital Growth Fund    Equity Index Fund        Foundation Fund        Global Leaders Fund     International Growth Fund Dec. 31, 2001           Aug. 3, 2001          Small-Cap Value Fund
                                                                   -------------------   ------------------  --------------------------------------------   ---------------------  ------------------------  ------------------------------------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -             $ 11,577               $ 26,714               $ 45,228               $ 196,508                  $ 61,103                 $ 2,075                 $ -                    $ 2,454                 $ 6,600
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (54,574)             (55,257)               (88,637)               (54,873)               (126,466)                 (176,903)                 (2,622)           (223,603)                    (4,187)                (28,174)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  (54,574)             (43,680)               (61,923)                (9,645)                 70,042                  (115,800)                   (547)           (223,603)                    (1,733)                (21,575)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        259,905              595,676                203,201                503,947                 872,057                25,223,130                  30,846           1,605,132                    486,094                 152,883
   Cost of Securities Sold                                                    293,642              813,344                213,859                655,672               1,012,403                27,249,914                  34,427           2,536,014                    589,447                 138,456

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        (33,737)            (217,668)               (10,658)              (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                  (103,353)                 14,427
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                     12,492                 162,429
   Long-Term Capital Gain Distributions Received                                    -                    -                 58,077                      -                       -                         -                       -                   -                     24,312                  83,969
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                      (33,737)            (217,668)                47,419               (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                   (66,549)                260,825
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         15,135             (291,331)               252,491               (264,391)               (425,429)                 (322,123)                      -          (3,432,073)                    (1,892)                 39,925
   End of Period                                                             (245,979)            (766,997)              (556,255)              (621,160)             (1,201,539)                  237,001                 (33,200)         (4,741,588)                         -                 195,854
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                   (261,114)            (475,666)              (808,746)              (356,769)               (776,110)                  559,124                 (33,200)         (1,309,515)                     1,892                 155,929
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (349,425)          $ (737,014)            $ (823,250)            $ (518,139)             $ (846,414)             $ (1,583,460)              $ (37,328)       $ (2,464,000)                 $ (66,390)              $ 395,179
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                 ProFunds                  ProFunds
                                                                                                                                                                                                                  Montgomery                                      VP Bear              VP Biotechnology
                                                                      Evergreen VA         INVESCO - VIF        INVESCO - VIF          INVESCO - VIF           INVESCO - VIF            INVESCO - VIF              Emerging           Nike - First Trust      * Jan. 22 thru            * Jan. 22 thru
                                                                   Strategic Income Fund   Dynamics Fund     Financial Services Fund Health Sciences Fund     Technology Fund       Telecommunications Fund         Markets           10 Uncommon Values       Dec. 31, 2001            Dec. 31, 2001
                                                                   ----------------------------------------  --------------------------------------------------------------------  ------------------------------------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 195,705                  $ -              $ 481,793              $ 745,374                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (33,222)          (1,805,581)            (2,534,509)            (3,144,840)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  162,483           (1,805,581)            (2,052,716)            (2,399,467)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        296,763          636,645,790            159,236,162            270,340,600             313,609,687               412,895,251             108,725,536          11,544,163                316,665,586             167,031,618
   Cost of Securities Sold                                                    306,476          722,818,367            162,555,759            293,345,639             605,073,151               583,188,746             133,765,402          19,950,117                321,082,038             170,627,406

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                         (9,713)         (86,172,577)            (3,319,597)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
   Short-Term Capital Gain Distributions Received                                   -                    -                 97,545                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                 32,515                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                       (9,713)         (86,172,577)            (3,189,537)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (78,087)         (28,798,850)            16,802,025             20,573,152            (152,776,597)              (65,570,845)            (17,851,745)         (4,928,560)                         -                       -
   End of Period                                                             (124,149)           2,580,361             (7,212,363)             3,533,046             (36,008,312)                  490,970                 194,722          (3,853,540)                  (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    (46,062)          31,379,211            (24,014,388)           (17,040,106)            116,768,285                66,061,815              18,046,467           1,075,020                   (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 106,708        $ (56,598,946)         $ (29,256,641)         $ (42,444,612)         $ (178,091,536)           $ (106,002,729)           $ (8,245,238)       $ (7,538,699)              $ (4,946,834)           $ (4,791,126)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        ProFunds                                   ProFunds               ProFunds                ProFunds                ProFunds                 ProFunds             ProFunds VP
                                                                       VP Energy                                 VP Financial          VP Health Care              VP OTC              VP Real Estate            VP Technology        Telecommunications
                                                                     * Jan. 22 thru          ProFunds           * Jan. 22 thru         * Jan. 22 thru          * Jan. 22 thru          * Jan. 22 thru           * Jan. 22 thru         * Jan. 22 thru            ProFunds                  ProFunds
                                                                     Dec. 31, 2001         VP Europe 30         Dec. 31, 2001          Dec. 31, 2001           Dec. 31, 2001            Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC           VP Ultra Small-Cap
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -                  $ -                    $ -                    $ -                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    123,410,285          255,373,256            118,903,388            141,760,719             356,133,245               146,891,095             133,600,206          70,371,800                133,740,530             229,556,703
   Cost of Securities Sold                                                130,025,890          270,913,576            119,545,020            145,219,743             362,927,602               149,791,169             136,291,563          74,241,139                411,937,631             239,356,660

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -             (509,428)                     -                      -                       -                         -                       -                   -               (170,189,204)                (18,463)
   End of Period                                                              175,127             (126,106)               221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)                 3,583,494               6,796,628
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    175,127              383,322                221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)               173,772,698               6,815,091
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (6,666,922)       $ (15,674,225)            $ (582,826)          $ (3,924,404)           $ (9,336,665)             $ (2,715,271)           $ (3,499,854)       $ (3,970,417)            $ (105,658,250)           $ (3,501,951)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                     Prudential SP
                                                                   Jennison Int'l Growth
                                                                      * May 1 thru             Rydex                Rydex                  Rydex                    WFVT                    WFVT
                                                                     Dec. 31, 2001           Nova Fund             OTC Fund              Ursa Fund           Equity Income Fund       Equity Value Fund
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,022          $ 4,780,163                    $ -              $ 602,355                $ 80,441                 $ 210,815
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (8,359)            (889,038)            (2,598,994)              (118,063)               (110,974)                 (519,500)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
NET INVESTMENT INCOME (LOSS)                                                   (7,337)           3,891,125             (2,598,994)               484,292                 (30,533)                 (308,685)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     27,603,712          192,235,524            223,042,434             79,330,664               4,545,697                36,813,647
   Cost of Securities Sold                                                 27,478,765          221,240,261            413,629,470             77,918,448               4,756,449                37,695,937

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
       Net Gain (Loss)                                                        124,947          (29,004,737)          (190,587,036)             1,412,216                (210,752)                 (882,290)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                 228,626                         -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET REALIZED GAIN (LOSS)                                                      124,947          (29,004,737)          (190,587,036)             1,412,216                  17,874                  (882,290)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -          (12,393,594)          (160,955,435)               425,567                 146,949                   959,371
   End of Period                                                               44,005          (11,148,495)           (78,254,591)              (280,532)               (343,167)               (1,845,714)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET UNREALIZED GAIN (LOSS)                                                     44,005            1,245,099             82,700,844               (706,099)               (490,116)               (2,805,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 161,615        $ (23,868,513)        $ (110,485,186)           $ 1,190,409              $ (502,775)             $ (3,996,060)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AAF                                 AAF                               AST - AIM                         AST - Alger                         AST - Alger                          AST - Alger
                                                     Total                               Growth                          Mid-Cap Growth                           Balanced                                All-Cap Growth                  Growth                           Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended      Jan. 1 thru         Year Ended       Jan. 1 thru          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended         Jan. 1 thru      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001  Nov. 11, 2000 **     Dec. 31, 2001   Nov. 11, 2000 **     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ 22,762,242    $ (71,016,722)               $ -    $ (20,524,239)                $ -    $ (11,337,429)        $ 6,506,669     $ 2,411,758     $ (10,510,845)    $ (2,587,208)       $ (1,826,855)    $ (2,567,277)       $ (1,664,654)   $ (1,635,667)
     Net Realized Gain (Loss)                     (3,584,661,900)   3,137,063,351                  -       89,162,778                   -      197,363,003          (8,675,788)     52,619,550      (129,421,107)     (29,839,159)        (48,115,380)      (1,330,992)         (7,135,695)     (4,251,615)
     Net Unrealized Gain (Loss) On Investments      (810,325,469)  (8,146,306,514)                 -     (257,603,833)                  -     (112,117,870)        (76,525,108)    (93,344,984)       (7,050,279)     (67,580,996)         66,319,007      (66,319,007)         20,190,656     (20,190,656)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (4,372,225,127)  (5,080,259,885)                 -     (188,965,294)                  -       73,907,704         (78,694,227)    (38,313,676)     (146,982,231)    (100,007,363)         16,376,772      (70,217,276)         11,390,307     (26,077,938)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits            3,508,248,798    7,657,892,463                  -      160,577,408                   -      101,704,991          59,631,681     155,449,449        40,352,498      140,745,245           4,079,152        6,729,763           2,466,512       4,373,488
     Net Transfers Between Sub-accounts                  692,388       18,352,124                  -   (1,563,104,868)                  -     (858,070,611)        (55,918,739)     71,392,669       676,628,042      161,697,109      (1,320,146,351)   1,399,927,736        (865,481,345)    894,250,483
     Surrenders                                   (2,896,480,612)  (2,709,688,618)                 -     (134,085,695)                  -      (67,909,601)        (66,956,455)    (72,863,196)      (65,239,032)     (12,036,293)        (17,902,326)     (18,847,469)        (11,106,396)     (9,815,111)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              612,460,574    4,966,555,969                  -   (1,536,613,155)                  -     (824,275,221)        (63,243,513)    153,978,922       651,741,508      290,406,060      (1,333,969,526)   1,387,810,030        (874,121,229)    888,808,860
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,759,764,553)    (113,703,916)                 -   (1,725,578,449)                  -     (750,367,517)       (141,937,740)    115,665,246       504,759,277      190,398,697      (1,317,592,754)   1,317,592,754        (862,730,922)    862,730,922
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                          26,574,022,197   26,687,726,113                  -    1,725,578,449                   -      750,367,517         605,122,179     489,456,933       190,398,697                -       1,317,592,754                -         862,730,922               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                              $ 22,814,257,645 $ 26,574,022,197                $ -              $ -                 $ -              $ -       $ 463,184,439   $ 605,122,179     $ 695,157,974    $ 190,398,697                 $ -  $ 1,317,592,754                 $ -   $ 862,730,922
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Alliance Bernstein         AST - Alliance                      AST - Alliance                            AST - American Century             AST - American Century              AST - American Century               AST - American Century
                                                         Growth & Value                  Growth                                  Growth & Income                      Income & Growth                 International Growth I              International Growth II                Strategic Balanced
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                  * May 1 thru      Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Sep. 24, 2001 **  Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (118,566)             $ -       $ (5,729,244)    $ (6,195,333)      $ (10,864,639)    $ (6,362,444)       $ (2,851,245)   $ (4,216,523)     $ (3,592,809)    $ (3,475,709)       $ (1,013,131)    $ (5,002,296)          $ 860,567        $ 92,330
     Net Realized Gain (Loss)                           (341,080)               -        (46,939,820)      63,145,346         152,978,023      183,828,474         (13,601,060)     33,862,476      (112,296,992)      28,808,616        (171,507,749)      68,927,116           5,325,950      17,642,726
     Net Unrealized Gain (Loss) On Investments         1,773,334                -        (20,232,497)    (149,556,231)       (199,813,855)    (121,542,798)        (29,358,815)    (86,679,415)       45,455,221      (72,413,819)         47,556,473     (148,657,416)        (17,556,214)    (27,445,089)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                1,313,688                -        (72,901,561)     (92,606,218)        (57,700,471)      55,923,232         (45,811,120)    (57,033,462)      (70,434,580)     (47,080,912)       (124,964,407)     (84,732,596)        (11,369,697)     (9,710,033)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                7,273,899                -         52,925,865      105,010,204         169,409,756      161,825,964          36,932,063     150,905,022        57,486,845      120,636,499           2,657,512       24,961,846          19,434,879      39,478,424
     Net Transfers Between Sub-accounts               25,051,738                -         34,245,771      119,674,414         297,113,752          332,482         (67,514,459)     52,232,815       217,107,037       99,179,233        (224,947,041)     (28,332,452)         (3,754,597)    (12,175,711)
     Surrenders                                       (1,365,567)               -        (31,822,955)     (32,355,026)       (167,519,658)    (137,097,989)        (32,747,344)    (30,668,893)      (27,275,396)     (16,509,380)        (19,674,978)     (35,808,042)        (16,662,295)    (19,008,080)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               30,960,070                -         55,348,681      192,329,592         299,003,850       25,060,457         (63,329,740)    172,468,944       247,318,487      203,306,352        (241,964,507)     (39,178,648)           (982,012)      8,294,633
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               32,273,758                -        (17,552,880)      99,723,374         241,303,380       80,983,689        (109,140,860)    115,435,482       176,883,907      156,225,440        (366,928,914)    (123,911,244)        (12,351,709)     (1,415,400)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -        448,352,431      348,629,057       1,537,331,572    1,456,347,883         461,236,957     345,801,475       304,703,325      148,477,885         366,928,914      490,840,158         206,308,773     207,724,173
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 32,273,758              $ -      $ 430,799,551    $ 448,352,431     $ 1,778,634,952  $ 1,537,331,572       $ 352,096,097   $ 461,236,957     $ 481,587,232    $ 304,703,325                 $ -    $ 366,928,914       $ 193,957,064   $ 206,308,773
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Cohen & Steers             AST - DeAm                                AST - Federated              AST - Federated                    AST - Founders                       AST - Gabelli                        AST - Gabelli
                                                  Real Estate                                Small-Cap Growth                   Aggressive Growth             High Yield Bond                       Passport                          All-Cap Value                       Small-Cap Value
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ 1,973,594        $ 626,185       $ (8,907,853)   $ (12,994,136)         $ (193,055)        $ (1,332)       $ 47,707,717    $ 47,695,993      $ (2,746,057)    $ (4,570,840)       $ (1,452,454)       $ (19,246)       $ (4,037,708)   $ (2,358,089)
     Net Realized Gain (Loss)                          7,102,164        6,245,204       (377,481,224)     243,131,548          (1,893,989)          (3,500)        (85,274,228)    (55,974,674)     (109,618,582)     (10,637,960)         (3,643,046)         (61,695)         43,033,030       6,427,980
     Net Unrealized Gain (Loss) On Investments        (9,994,641)      11,238,262        159,505,832     (467,935,913)          1,683,558          (93,295)         30,486,570     (49,540,994)       31,693,528     (126,867,779)         (3,135,583)         170,400         (26,802,835)     46,035,548
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (918,883)      18,109,651       (226,883,245)    (237,798,501)           (403,486)         (98,127)         (7,079,941)    (57,819,675)      (80,671,111)    (142,076,579)         (8,231,083)          89,459          12,192,487      50,105,439
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               15,857,660       17,208,495         40,984,274      195,980,211           6,700,832          329,092          49,480,904      75,723,630        18,230,050      149,947,892          32,225,341        2,547,865          52,288,785      32,789,977
     Net Transfers Between Sub-accounts                  576,586       42,112,008         (1,927,855)      77,321,399          39,186,476        1,555,293          29,839,728     (91,887,293)      (37,231,697)      70,736,589         117,400,911       10,269,636         157,876,946      10,829,929
     Surrenders                                       (9,796,349)      (5,854,644)       (61,216,888)     (93,364,141)         (1,099,936)          (2,187)        (50,196,423)    (51,387,823)      (15,386,738)     (23,527,301)         (9,250,885)         (95,592)        (33,747,136)    (19,805,822)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                6,637,897       53,465,859        (22,160,469)     179,937,469          44,787,372        1,882,198          29,124,208     (67,551,487)      (34,388,386)     197,157,180         140,375,367       12,721,909         176,418,596      23,814,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                5,719,014       71,575,510       (249,043,714)     (57,861,032)         44,383,885        1,784,071          22,044,268    (125,371,161)     (115,059,497)      55,080,601         132,144,284       12,811,368         188,611,083      73,919,523
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             123,556,909       51,981,399        762,358,068      820,219,100           1,784,071                -         472,559,593     597,930,754       261,861,462      206,780,861          12,811,368                -         311,030,594     237,111,071
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 129,275,923    $ 123,556,909      $ 513,314,354    $ 762,358,068        $ 46,167,956      $ 1,784,071       $ 494,603,861   $ 472,559,593     $ 146,801,965    $ 261,861,462       $ 144,955,652     $ 12,811,368       $ 499,641,677   $ 311,030,594
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Goldman Sachs            AST - Invesco                       AST - JanCap                          AST - Janus                        AST - Janus                         AST - Janus                         AST - Kinetics
                                                         Small-Cap Value              Equity Income                          Growth                                    Mid-Cap Growth                    Overseas Growth             Strategic Value                          Internet
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (4,252,327)    $ (1,636,480)       $ 8,785,799      $ 3,986,781       $ (43,075,181)   $ (71,226,642)         $ (911,732)     $ (432,066)     $ 32,598,697    $ (11,595,735)         $ (441,571)        $ (7,665)          $ (54,155)       $ (2,132)
     Net Realized Gain (Loss)                         39,044,002        7,215,812        (22,756,724)      89,707,174        (719,984,665)   1,062,247,742         (58,389,563)       (919,821)     (221,810,909)     461,711,121          (2,076,450)            (828)           (650,670)        (91,243)
     Net Unrealized Gain (Loss) On Investments       (13,585,659)      31,955,736       (107,203,527)     (60,157,729)       (563,147,639)  (2,941,891,381)         17,300,977     (25,104,601)      (45,447,620)    (787,268,266)         (1,140,933)         (34,155)            242,387         (87,495)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               21,206,016       37,535,068       (121,174,452)      33,536,226      (1,326,207,485)  (1,950,870,281)        (42,000,318)    (26,456,488)     (234,659,832)    (337,152,880)         (3,658,954)         (42,648)           (462,438)       (180,870)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               49,432,574       34,444,437         96,836,636      148,061,102         168,694,758      977,864,053          26,757,598      41,691,279         7,563,490      197,489,457          16,088,375        1,198,718           1,081,435         219,281
     Net Transfers Between Sub-accounts              138,712,264       77,428,084        (17,657,741)      18,295,872        (319,503,359)    (195,978,719)         24,362,133      48,369,579      (198,470,804)    (208,315,999)         26,428,586        4,611,520           2,071,398         895,947
     Surrenders                                      (24,927,079)      (7,219,612)       (98,254,137)     (90,064,766)       (274,623,693)    (480,860,576)         (4,983,788)     (1,602,827)      (55,525,183)     (99,261,698)         (2,748,172)         (10,279)           (413,839)         (2,459)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              163,217,759      104,652,909        (19,075,242)      76,292,208        (425,432,294)     301,024,758          46,135,943      88,458,031      (246,432,497)    (110,088,240)         39,768,789        5,799,959           2,738,993       1,112,768
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              184,423,775      142,187,977       (140,249,694)     109,828,434      (1,751,639,779)  (1,649,845,523)          4,135,625      62,001,543      (481,092,330)    (447,241,120)         36,109,836        5,757,311           2,276,555         931,899
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             211,914,783       69,726,806      1,104,293,722      994,465,288       4,082,697,429    5,732,542,952          62,001,543               -     1,029,387,786    1,476,628,906           5,757,311                -             931,899               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 396,338,558    $ 211,914,783      $ 964,044,028  $ 1,104,293,722     $ 2,331,057,650  $ 4,082,697,429        $ 66,137,168    $ 62,001,543     $ 548,295,456  $ 1,029,387,786        $ 41,867,147      $ 5,757,311         $ 3,208,454       $ 931,899
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------

                                                        AST - Lord Abbett             AST - Marsico                         AST - MFS                            AST - MFS                          AST - MFS                              AST                                AST - Neuberger & Berman
                                                         Bond Debenture              Capital Growth                       Global Equity                            Growth                               Growth with Income             Money Market                        Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (432,513)        $ (4,642)     $ (19,283,201)   $ (24,931,385)         $ (582,839)      $ (174,244)      $ (13,768,985)     $ (555,541)     $ (1,242,815)      $ (468,447)       $ 52,247,141     $ 86,075,856        $ (7,646,526)   $ (9,739,008)
     Net Realized Gain (Loss)                           (399,454)          14,172         11,949,441      209,778,971          (6,694,778)        (177,915)        (76,123,623)        200,384        (9,149,909)         114,785                   -            8,047        (278,457,374)    127,942,543
     Net Unrealized Gain (Loss) On Investments           919,420           54,231       (375,799,173)    (479,413,471)          2,734,937       (1,318,070)       (162,322,709)     (7,232,175)       (7,792,904)        (882,225)                  -                -          99,796,047    (250,596,450)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   87,453           63,761       (383,132,933)    (294,565,885)         (4,542,680)      (1,670,229)       (252,215,317)     (7,587,332)      (18,185,628)      (1,235,887)         52,247,141       86,083,903        (186,307,853)   (132,392,915)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               16,800,821          381,262        111,356,470      437,999,730          14,325,838       15,258,139          57,223,126      46,406,264        34,861,103       40,430,301       1,318,684,795    2,187,885,020          64,812,622     209,722,652
     Net Transfers Between Sub-accounts               36,184,167        6,285,816       (128,196,695)       1,192,958          17,751,979       14,176,486       1,161,792,253      36,501,515        21,923,390       26,408,968        (261,267,227)  (1,907,385,235)        (36,108,159)    275,227,841
     Surrenders                                       (3,018,991)        (148,330)      (104,300,751)    (116,886,757)         (3,845,017)        (808,466)       (100,951,256)     (1,891,041)       (7,732,625)      (1,486,200)       (897,351,577)    (455,810,549)        (41,901,250)    (50,346,767)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               49,965,998        6,518,748       (121,140,975)     322,305,931          28,232,801       28,626,159       1,118,064,122      81,016,738        49,051,868       65,353,070         160,065,990     (175,310,764)        (13,196,787)    434,603,726
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               50,053,450        6,582,509       (504,273,908)      27,740,046          23,690,121       26,955,930         865,848,806      73,429,406        30,866,240       64,117,183         212,313,131      (89,226,861)       (199,504,639)    302,210,811
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               6,582,509                -      1,684,859,573    1,657,119,527          28,241,250        1,285,320          78,043,228       4,613,822        71,893,686        7,776,503       2,232,816,052    2,322,042,913         686,919,917     384,709,106
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 56,635,959      $ 6,582,509    $ 1,180,585,665  $ 1,684,859,573        $ 51,931,371     $ 28,241,250       $ 943,892,034    $ 78,043,228     $ 102,759,926     $ 71,893,686     $ 2,445,129,183  $ 2,232,816,052       $ 487,415,278   $ 686,919,917
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Neuberger & Berman           AST - PBHG                          AST - PIMCO                          AST - PIMCO                          AST - Sanford Bernstein              AST - Sanford Bernstein          AST - Scudder
                                                 Mid-Cap Value                               Small-Cap Growth                 Limited Maturity Bond                  Total Return Bond             Core Value                                Managed Index 500                 Japan
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended       * May 1 thru      Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ (11,923,076)    $ (7,939,916)      $ (6,147,084)   $ (14,260,238)       $ 15,418,516     $ 15,168,592        $ 45,331,128    $ 36,681,521        $ (160,639)             $ -        $ (2,938,864)    $ (6,174,812)          $ (47,501)       $ (1,085)
     Net Realized Gain (Loss)                         79,491,767       22,867,432         (9,391,963)     299,416,182          14,102,207       (2,815,033)          9,775,927     (14,455,806)         (564,536)               -         (65,638,468)      51,921,917          (1,067,100)          6,770
     Net Unrealized Gain (Loss) On Investments      (115,870,672)     157,146,009        (29,871,956)    (852,374,375)           (941,909)      12,526,626          37,314,295      81,768,404         1,295,747                -          (9,653,793)    (119,319,072)            (24,450)        (44,554)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              (48,301,981)     172,073,525        (45,411,003)    (567,218,431)         28,578,814       24,880,185          92,421,350     103,994,119           570,572                -         (78,231,125)     (73,571,967)         (1,139,051)        (38,869)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               96,152,497       76,507,818          5,131,609       74,706,240          94,175,543       58,016,105         231,721,094     152,548,125         7,045,367                -          67,237,203      128,906,590           1,665,501          58,175
     Net Transfers Between Sub-accounts               60,269,495      121,890,621        (17,589,332)    (240,856,158)        121,060,295      (26,152,462)        161,699,944      70,099,983        35,679,704                -         (20,249,010)      54,492,760           1,899,331         675,465
     Surrenders                                      (94,087,075)     (66,037,832)       (34,191,921)     (69,689,069)        (63,467,443)     (49,212,541)       (143,739,736)   (100,516,156)       (1,028,759)               -         (53,207,241)     (48,367,355)            (87,031)          1,612
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               62,334,916      132,360,607        (46,649,644)    (235,838,987)        151,768,396      (17,348,898)        249,681,302     122,131,952        41,696,312                -          (6,219,049)     135,031,995           3,477,801         735,252
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               14,032,935      304,434,132        (92,060,647)    (803,057,418)        180,347,210        7,531,287         342,102,653     226,126,071        42,266,883                -         (84,450,174)      61,460,028           2,338,750         696,383
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             939,621,047      635,186,915        549,241,876    1,352,299,294         396,986,740      389,455,453       1,188,799,380     962,673,309                 -                -         661,887,253      600,427,225             696,383               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 953,653,982    $ 939,621,047      $ 457,181,229    $ 549,241,876       $ 577,333,950    $ 396,986,740     $ 1,530,902,033 $ 1,188,799,380      $ 42,266,883              $ -       $ 577,437,079    $ 661,887,253         $ 3,035,133       $ 696,383
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Strong                             AST - T. Rowe Price                 AST - T. Rowe Price                  AST - T. Rowe Price               Davis                            Evergreen VA                         Evergreen VA
                                                      International Equity                   Asset Allocation              Global Bond                               Natural Resources             Value Fund                         Blue Chip Fund                            Capital Growth Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (6,338,425)    $ (8,414,313)       $ 5,690,755      $ 4,334,561        $ (1,596,417)       $ 330,164          $ (472,466)     $ (655,855)        $ (54,574)        $ (7,091)          $ (43,680)        $ (7,359)          $ (61,923)      $ (12,682)
     Net Realized Gain (Loss)                       (216,222,788)     142,536,722         41,435,882       33,340,180          (4,913,701)      (4,096,643)         15,486,883      11,563,318           (33,737)          16,361            (217,668)            (489)             47,419           1,562
     Net Unrealized Gain (Loss) On Investments        82,790,969     (347,936,631)       (72,057,923)     (46,087,398)          7,823,771          808,665         (19,733,718)     11,740,710          (261,114)          15,135            (475,666)        (291,331)           (808,746)        252,491
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (139,770,244)    (213,814,222)       (24,931,286)      (8,412,657)          1,313,653       (2,957,814)         (4,719,301)     22,648,173          (349,425)          24,405            (737,014)        (299,179)           (823,250)        241,371
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               52,018,027      165,491,349         26,198,279       47,515,910           7,687,999       10,839,934          17,921,733      15,580,962         3,027,401        1,669,776           1,922,053        3,208,346           4,727,278       2,985,934
     Net Transfers Between Sub-accounts              (46,016,370)     (11,374,177)       (28,062,515)     (51,381,193)        (13,517,804)     (12,459,969)            567,119       1,402,151         1,051,104          259,390            (291,967)         288,145           1,520,780         134,236
     Surrenders                                      (53,321,123)     (74,573,053)       (35,113,014)     (40,281,811)        (10,518,017)     (11,680,745)        (13,816,082)     (8,651,777)         (267,055)         (13,432)           (161,115)         (38,066)           (387,704)        (40,086)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              (47,319,466)      79,544,119        (36,977,250)     (44,147,094)        (16,347,822)     (13,300,780)          4,672,770       8,331,336         3,811,450        1,915,734           1,468,971        3,458,425           5,860,354       3,080,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (187,089,710)    (134,270,103)       (61,908,537)     (52,559,751)        (15,034,169)     (16,258,594)            (46,531)     30,979,509         3,462,025        1,940,139             731,957        3,159,246           5,037,104       3,321,455
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                             609,334,332      743,604,435        380,955,322      433,515,073         117,687,398      133,945,992         129,475,401      98,495,892         1,940,139                -           3,159,246                -           3,321,455               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 422,244,622    $ 609,334,332      $ 319,046,785    $ 380,955,322       $ 102,653,229    $ 117,687,398       $ 129,428,870   $ 129,475,401       $ 5,402,164      $ 1,940,139         $ 3,891,203      $ 3,159,246         $ 8,358,559     $ 3,321,455
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                        Evergreen VA                          Evergreen VA                      Evergreen VA                         Evergreen VA                         Evergreen VA
                                                        Equity Index Fund                    Foundation Fund                   Global Leaders Fund               International Growth Fund         Omega Fund                          Perpetual International Fund             Small-Cap Value Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Aug. 3, 2001 **   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (9,645)        $ 12,468           $ 70,042         $ 77,404          $ (115,800)       $ (35,763)             $ (547)            $ -        $ (223,603)       $ (61,871)           $ (1,733)        $ (3,121)          $ (21,575)        $ 3,280
     Net Realized Gain (Loss)                           (151,725)          (2,526)          (140,346)          (4,458)         (2,026,784)         (21,304)             (3,581)              -          (930,882)           3,755             (66,549)         (44,033)            260,825          26,106
     Net Unrealized Gain (Loss) On Investments          (356,769)        (264,391)          (776,110)        (425,429)            559,124         (339,397)            (33,200)              -        (1,309,515)      (3,432,073)              1,892           (1,892)            155,929          39,925
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (518,139)        (254,449)          (846,414)        (352,483)         (1,583,460)        (396,464)            (37,328)              -        (2,464,000)      (3,490,189)            (66,390)         (49,046)            395,179          69,311
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,874,630        2,713,195          3,159,027        6,858,388           4,129,014        5,208,274               3,273               -         5,642,385       15,493,123              44,591          548,854           1,883,080         741,406
     Net Transfers Between Sub-accounts                  250,541          424,728           (230,836)         999,767           2,537,991        4,790,897             456,263               -         2,009,195        1,244,502            (476,465)           1,010             770,610          (4,195)
     Surrenders                                         (149,766)         (13,811)          (504,577)        (212,710)           (758,529)        (509,709)               (570)              -          (917,016)        (176,015)             (1,195)          (1,358)           (159,871)         (5,168)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                1,975,404        3,124,112          2,423,614        7,645,445           5,908,476        9,489,462             458,966               -         6,734,565       16,561,610            (433,070)         548,506           2,493,819         732,043
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,457,265        2,869,663          1,577,200        7,292,962           4,325,016        9,092,998             421,638               -         4,270,565       13,071,421            (499,460)         499,460           2,888,999         801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               2,869,663                -          7,292,962                -           9,363,666          270,668                   -               -        13,071,421                -             499,460                -             801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                   $ 4,326,928      $ 2,869,663        $ 8,870,162      $ 7,292,962        $ 13,688,682      $ 9,363,666           $ 421,638             $ -      $ 17,341,986     $ 13,071,421                 $ -        $ 499,460         $ 3,690,353       $ 801,354
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                         INVESCO VIF                          INVESCO VIF                        INVESCO VIF                         INVESCO VIF                          INVESCO VIF
                                                       Special Equity Fund                Strategic Income Fund           Dynamics Fund                           Financial Services Fund              Health Sciences Fund                   Technology Fund                 Telecommunications Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (348,734)      $ (167,241)         $ 162,483         $ 92,167        $ (1,805,581)    $ (1,595,528)       $ (2,052,716)   $ (1,211,729)     $ (2,399,467)    $ (1,894,806)       $ (3,396,357)    $ (5,283,922)       $ (1,771,049)   $ (3,166,966)
     Net Realized Gain (Loss)                         (4,967,424)         456,715             (9,713)             (87)        (86,172,577)       2,250,133          (3,189,537)      6,307,906       (23,005,039)       1,062,668        (291,463,464)     (38,369,197)       (170,293,495)    (27,730,974)
     Net Unrealized Gain (Loss) On Investments         2,928,505       (2,926,623)           (46,062)         (78,087)         31,379,211      (32,017,623)        (24,014,388)     16,732,179       (17,040,106)      20,153,329         116,768,285     (165,116,082)         66,061,815     (75,195,174)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (2,387,653)      (2,637,149)           106,708           13,993         (56,598,946)     (31,363,018)        (29,256,641)     21,828,356       (42,444,612)      19,321,191        (178,091,536)    (208,769,201)       (106,002,729)   (106,093,114)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,184,731       14,067,871          1,813,850        1,166,954          21,995,144       61,142,990          30,665,259      37,211,313        39,715,024       72,483,931          34,435,395      225,408,992          12,796,351     134,497,553
     Net Transfers Between Sub-accounts                5,350,558        6,544,216            622,458           (8,959)         13,663,651      102,458,798         (40,202,270)    134,969,382       (45,241,189)     190,641,093         (31,309,910)     306,364,788         (29,172,956)    120,319,228
     Surrenders                                       (1,868,407)        (771,473)          (195,655)          (6,887)         (9,722,245)      (9,420,192)        (14,194,199)     (4,818,304)      (15,780,704)      (8,497,293)        (15,346,413)     (31,458,990)         (6,977,133)    (14,973,341)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,666,881       19,840,614          2,240,653        1,151,108          25,936,549      154,181,596         (23,731,210)    167,362,391       (21,306,869)     254,627,731         (12,220,928)     500,314,790         (23,353,738)    239,843,440
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                6,279,229       17,203,465          2,347,361        1,165,101         (30,662,397)     122,818,578         (52,987,851)    189,190,747       (63,751,480)     273,948,922        (190,312,465)     291,545,589        (129,356,467)    133,750,326
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              19,061,042        1,857,577          1,165,101                -         150,957,726       28,139,148         197,852,718       8,661,971       282,867,376        8,918,454         367,912,719       76,367,130         197,247,663      63,497,337
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 25,340,271     $ 19,061,042        $ 3,512,462      $ 1,165,101       $ 120,295,329    $ 150,957,726       $ 144,864,867   $ 197,852,718     $ 219,115,896    $ 282,867,376       $ 177,600,254    $ 367,912,719        $ 67,891,196   $ 197,247,663
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       Montgomery Variable           Nike First Trust                       ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                        Emerging Markets                    10 Uncommon Values               VP Bear                                  VP Biotechnology            VP Bull Plus                          VP Energy                           VP Europe 30
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (1,251,839)    $ (1,747,842)        $ (207,765)      $ (116,259)         $ (273,736)             $ -          $ (263,172)            $ -        $ (813,376)             $ -          $ (226,444)             $ -          $ (517,227)     $ (584,610)
     Net Realized Gain (Loss)                        (25,039,866)       7,393,861         (8,405,954)      (1,139,190)         (4,416,452)               -          (3,595,788)              -       (15,444,090)               -          (6,615,605)               -         (15,540,320)    (22,660,369)
     Net Unrealized Gain (Loss) On Investments        18,046,467      (45,116,417)         1,075,020       (4,928,560)           (256,646)               -            (932,166)              -           303,671                -             175,127                -             383,322        (730,325)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (8,245,238)     (39,470,398)        (7,538,699)      (6,184,009)         (4,946,834)               -          (4,791,126)              -       (15,953,795)               -          (6,666,922)               -         (15,674,225)    (23,975,304)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,842,932       24,148,970          2,222,692        6,576,664           2,101,562                -           3,846,811               -         5,208,432                -           3,259,535                -           4,206,872      10,816,556
     Net Transfers Between Sub-accounts                8,978,861       (6,108,393)        (3,128,858)      20,095,356          39,943,757                -          45,023,867               -        78,476,897                -          26,566,595                -          34,460,430      36,875,424
     Surrenders                                       (6,358,722)      (8,467,299)          (915,086)        (491,278)         (1,798,184)               -          (1,458,635)              -       (10,744,383)               -          (2,035,669)               -          (2,513,430)     (2,573,208)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,463,071        9,573,278         (1,821,252)      26,180,742          40,247,135                -          47,412,043               -        72,940,946                -          27,790,460                -          36,153,872      45,118,772
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,833      (29,897,120)        (9,359,951)      19,996,733          35,300,301                -          42,620,918               -        56,987,150                -          21,123,539                -          20,479,647      21,143,468
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              91,411,931      121,309,051         19,996,733                -                   -                -                   -               -                 -                -                   -                -          24,496,343       3,352,875
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 91,629,764     $ 91,411,931       $ 10,636,782     $ 19,996,733        $ 35,300,301              $ -        $ 42,620,918             $ -      $ 56,987,150              $ -        $ 21,123,539              $ -        $ 44,975,990    $ 24,496,343
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                            ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                  VP Financial                        VP Healthcare                          VP OTC                            VP Real Estate                             VP Technology                    VP Telecommunications            VP Ultra OTC
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                 * Jan. 22 thru     Year Ended       * Jan. 22 thru     Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (163,113)             $ -         $ (226,581)             $ -          $ (498,418)             $ -          $ (295,700)            $ -        $ (138,025)             $ -           $ (73,634)             $ -        $ (1,233,847)   $ (2,324,406)
     Net Realized Gain (Loss)                           (641,632)               -         (3,459,024)               -          (6,794,357)               -          (2,900,074)              -        (2,691,357)               -          (3,869,339)               -        (278,197,101)    (55,958,488)
     Net Unrealized Gain (Loss) On Investments           221,919                -           (238,799)               -          (2,043,890)               -             480,503               -          (670,472)               -             (27,444)               -         173,772,698    (186,119,753)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (582,826)               -         (3,924,404)               -          (9,336,665)               -          (2,715,271)              -        (3,499,854)               -          (3,970,417)               -        (105,658,250)   (244,402,647)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,533,104                -          2,273,837                -           5,146,223                -           1,326,955               -         3,179,410                -             581,818                -          13,347,277      79,693,992
     Net Transfers Between Sub-accounts               20,267,584                -         35,933,389                -          74,805,518                -          42,203,923               -        15,984,600                -           8,060,490                -          84,177,959     218,424,736
     Surrenders                                       (1,363,848)               -         (1,653,263)               -          (3,262,230)               -          (2,145,936)              -          (743,841)               -            (534,972)               -          (5,113,029)    (13,322,303)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               20,436,841                -         36,553,963                -          76,689,511                -          41,384,943               -        18,420,168                -           8,107,336                -          92,412,207     284,796,425
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               19,854,014                -         32,629,559                -          67,352,846                -          38,669,672               -        14,920,314                -           4,136,919                -         (13,246,043)     40,393,778
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -                  -                -                   -                -                   -               -                 -                -                   -                -         108,909,026      68,515,248
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 19,854,014              $ -       $ 32,629,559              $ -        $ 67,352,846              $ -        $ 38,669,672             $ -      $ 14,920,314              $ -         $ 4,136,919              $ -        $ 95,662,983   $ 108,909,026
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                           Prudential                              Rydex                              Rydex                               Rydex                                 WFVT
                                                       VP Ultra Small-Cap             VP Utilities                           SP Jennison Int'l Growth            Nova Fund                          OTC Fund                            Ursa Fund                                Equity Income Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended       * Jan. 22 thru     Year Ended        * May 1 thru       Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (517,085)      $ (461,182)        $ (188,356)             $ -            $ (7,337)             $ -         $ 3,891,125      $ (767,969)     $ (2,598,994)    $ (7,131,232)          $ 484,292        $ 258,316           $ (30,533)          $ 535
     Net Realized Gain (Loss)                         (9,799,957)     (21,412,447)        (5,454,542)               -             124,947                -         (29,004,737)    (29,716,218)     (190,587,036)     (73,766,556)          1,412,216        3,123,232              17,874          37,316
     Net Unrealized Gain (Loss) On Investments         6,815,091         (474,358)            30,080                -              44,005                -           1,245,099     (17,515,483)       82,700,844     (216,861,483)           (706,099)         864,577            (490,116)        143,799
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,501,951)     (22,347,987)        (5,612,818)               -             161,615                -         (23,868,513)    (47,999,670)     (110,485,186)    (297,759,271)          1,190,409        4,246,125            (502,775)        181,650
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                2,707,420       11,119,736          2,255,435                -             376,419                -           1,825,401      25,700,830         9,472,619      188,734,596             256,619        2,319,555           2,266,843       2,051,539
     Net Transfers Between Sub-accounts               57,103,288       34,327,715         17,755,381                -           1,590,594                -         (71,930,824)    102,316,679      (116,211,747)     165,208,195         (20,775,248)       1,943,165           3,328,085       1,654,901
     Surrenders                                       (2,492,033)      (2,911,983)        (1,490,045)               -            (104,799)               -          (6,313,228)    (13,406,033)      (12,005,925)     (37,558,898)           (548,893)      (1,143,642)           (589,129)       (189,062)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               57,318,676       42,535,468         18,520,771                -           1,862,214                -         (76,418,651)    114,611,476      (118,745,054)     316,383,893         (21,067,522)       3,119,078           5,005,798       3,517,378
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               53,816,724       20,187,481         12,907,953                -           2,023,829                -        (100,287,164)     66,611,806      (229,230,239)      18,624,622         (19,877,113)       7,365,203           4,503,024       3,699,028
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              29,923,850        9,736,369                  -                -                   -                -         125,858,116      59,246,310       334,701,417      316,076,795          24,110,882       16,745,679           5,053,288       1,354,260
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 83,740,574     $ 29,923,850       $ 12,907,953              $ -         $ 2,023,829              $ -        $ 25,570,952   $ 125,858,116     $ 105,471,178    $ 334,701,417         $ 4,233,769     $ 24,110,882         $ 9,556,312     $ 5,053,288
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                                                      WFVT
                                                        Equity Value Fund
                                                ----------------------------------
                                                ----------------------------------
                                                   Year Ended       Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (308,685)      $ (215,080)
     Net Realized Gain (Loss)                           (882,290)         108,867
     Net Unrealized Gain (Loss) On Investments        (2,805,085)       1,520,084
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,996,060)       1,413,871
                                                ----------------------------------
                                                ----------------------------------

     Transfers of Annuity Fund Deposits                2,099,096        5,174,757
     Net Transfers Between Sub-accounts               (5,097,653)      12,194,806
     Surrenders                                       (2,781,624)      (2,216,738)
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (5,780,182)      15,152,825
                                                ----------------------------------
                                                ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,776,241)      16,566,696
                                                ----------------------------------
                                                ----------------------------------

NET ASSETS:
     Beginning of Period                              42,482,491       25,915,795
                                                ----------------------------------
                                                ----------------------------------
     End of Period                                  $ 32,706,250     $ 42,482,491
                                                ==================================
                                                ==================================

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  1 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account consisted of seventy-eight  sub-accounts.  These financial statements report on seventy-eight  sub-accounts  offered in the LifeVest Personal Security Annuity,  the American Skandia Advisors
     Plan  Annuity,  the American  Skandia  Advisors  Plan II Annuity,  the  Imperium  Annuity,  the American  Skandia
     Protector Annuity,  the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest
     Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity,  the American Skandia
     Advisor Plan II Premier  Annuity,  the Evergreen  Skandia  Harvester XTra Credit Annuity,  American  Skandia XTra
     Credit  Premier and  American  Skandia  Apex.  Each of the  seventy-eight  sub-accounts  invests only in a single corresponding  portfolio of either  American  Skandia Trust,  Montgomery  Variable  Series,  Wells Fargo Variable
     Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund,
     Inc.,  Evergreen  Variable Annuity Trust,  First Defined  Portfolio Fund LLC or Davis Variable Account Fund, Inc.
     (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset  Management,  LLC,  Pacific  Investment  Management  Company,  INVESCO Funds Group Inc.,  American  Century
     Investment  Management,  Inc.,  Marsico  Capital  Management  LLC,  Cohen and Steers  Capital  Management,  Inc.,
     Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P.,
     Fred Alger Management, Inc., GAMCO Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,
     Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management,  Deutsche Asset Management,  Inc., and Strong
     Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable
     Trust. PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc.
     is the investment advisor for the INVESCO Variable  Investment Funds, Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP.  Evergreen  Investment  Management  Company is the  investment  advisor for Evergreen VA
     Strategic  Income,  Evergreen VA Equity  Index,  Evergreen  VA Blue Chip,  Evergreen  VA Omega,  Evergreen  Asset
     Management Corp. is the investment advisor for Evergreen VA Foundation, Evergreen VA Small Cap Value, and

1.   ORGANIZATION (continued)

     Evergreen VA Global Leaders.  Mentor Investment  Advisors LLC is the investment  advisor for Evergreen VA Capital
     Growth.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.  Mentor  Perpetual  Advisors LLC is the investment  advisor to Evergreen VA
     Perpetual  International.  Davis Selected  Advisers,  L.P. is the investment  advisor to Davis Value.  Prudential
     Investment Fund Management,  LLC/Jennison Associates,  LLC are the investment advisors for Prudential SP Jennison
     International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity

     (formerly AST AIM  International  Equity),  Evergreen VA International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money Market  sub-advised  by Wells Fargo Capital  Management,  Inc.  (formerly AST Money
     Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains attributable to the Account; therefore,
     no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes  against the  Account.  Under  current  laws,  American  Skandia may incur state and local income taxes (in addition  to  premium  tax) in  several  states.  The  Company  does not  anticipate  that  these  taxes  will be significant.  However,  American  Skandia  may make  charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged daily  against the Account at an annual rate of .15% of the net assets.  An annual maintenance  fee of up to $35 is  deducted  at the  end of  each  contract  year  and on  surrender.  The  annual maintenance  fee may be less than $35 on certain  contracts,  and may be waived on some contracts  based on their account value.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year, as set forth in the respective prospectus'.

     Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective prospectus' of the
     LifeVest  Personal Security  Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors
     Plan II Annuity,  the Imperium  Annuity,  the American  Skandia  Protector  Annuity,  the Emerald Choice Annuity,
     American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity,
     the Evergreen  Skandia  Harvester  Annuity,  the American Skandia Advisor Plan II Premier Annuity,  the Evergreen
     Skandia Harvester XTra Credit Annuity, American Skandia

6.   CONTRACT CHARGES (continued)

     XTra Credit Premier and American Skandia Apex.  These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST- AIM                                 AST-Alger                                  AST - Alger                                 AST - Alger                                      AST - Alliance Bernstein                AST - Alliance                               AST - Alliance
                                                                Balanced                              All-Cap Growth                                  Growth                                   Mid-Cap Growth                               Growth & Value                                   Growth                                  Growth & Income
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan. 1 thru          Year Ended             Jan. 1 thru           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Feb. 16, 2001 **       Dec. 31, 2000         Feb. 16, 2001 **      Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          30,290,413         23,102,272            28,229,631                    -              138,664,577                   -              88,470,750                    -                       -                   -                25,796,792           17,059,819            53,536,296            52,766,579
Units Purchased                                                     3,102,528          7,119,034             6,515,621           15,572,565                  401,928             659,052                 244,391              435,428                 727,148                   -                 3,365,083            4,793,115             5,632,354             5,740,035
Units Transferred Between Sub-accounts                             (3,158,731)         3,465,328           102,133,195           14,041,924             (137,235,305)        139,959,589             (87,578,961)          89,067,748               2,718,437                   -                 2,344,458            5,449,744             9,585,170                11,210
Units Surrendered                                                  (3,592,789)        (3,396,221)          (11,435,531)          (1,384,858)              (1,831,200)         (1,954,064)             (1,136,181)          (1,032,426)                (93,750)                  -                (2,028,076)          (1,505,886)           (5,630,504)           (4,981,528)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                26,641,422         30,290,413           125,442,916           28,229,631                        -         138,664,577                       -           88,470,750               3,351,836                   -                29,478,257           25,796,792            63,123,316            53,536,296
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - American Century                     AST - American Century                     AST - American Century                       AST - American Century                        AST - Cohen & Steers                    AST - DeAm                                           AST - Federated
                                                            Income & Growth                                  International Growth I                     International Growth II              Strategic Balanced                              Real Estate                                Small-Cap Growth                                       Aggressive Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan.1 thru           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          32,388,202         21,361,995            17,007,352            6,855,601               26,340,548          28,704,924              14,498,180           13,944,535              11,891,188           6,224,365                63,621,279           53,349,003               196,575                     -
Units Purchased                                                     2,662,910          9,503,127             3,854,740            5,938,888                  210,963           1,525,058               1,308,335            2,540,017               1,458,533           1,783,109                 4,092,149           12,668,203               929,555                31,795
Units Transferred Between Sub-accounts                             (5,267,004)         3,489,536            18,553,959            5,040,621              (24,868,122)         (1,589,145)               (319,592)            (717,794)               (205,556)          4,496,188                  (547,390)           3,826,659             5,506,043               165,027
Units Surrendered                                                  (2,397,830)        (1,966,456)           (1,928,626)            (827,758)              (1,683,389)         (2,300,289)             (1,117,027)          (1,268,578)               (875,739)           (612,474)               (6,462,246)          (6,222,586)             (133,107)                 (247)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                27,386,278         32,388,202            37,487,425           17,007,352                        -          26,340,548              14,369,895           14,498,180              12,268,426          11,891,188                60,703,791           63,621,279             6,499,066               196,575
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Federated                           AST - Founders                               AST - Gabelli                               AST - Gabelli                                       AST - Goldman Sachs                   AST - Invesco                                 AST - JanCap
                                                            High Yield Bond                              Passport                                  All-Cap Value                              Small-Cap Value                              Small-Cap Value                               Equity Income                                    Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          36,914,825         41,588,401            16,245,805            8,818,599                1,273,094                   -              23,298,524           21,340,168              15,193,053           6,597,544                50,171,495           46,660,160            99,250,773            94,850,623
Units Purchased                                                     3,668,971          5,243,661             1,316,292            6,371,241                3,117,563             199,495               3,698,142            2,636,286               3,347,561           2,903,934                 4,464,351            6,485,913             4,811,511            16,634,541
Units Transferred Between Sub-accounts                              2,289,552         (6,334,429)           (2,746,101)           2,113,181               11,392,943           1,083,314              10,853,421              920,717               9,321,807           6,271,107                (1,405,421)           1,073,082           (11,448,417)           (3,643,238)
Units Surrendered                                                  (3,742,881)        (3,582,808)           (1,188,733)          (1,057,216)                (849,031)             (9,715)             (2,366,557)          (1,598,647)             (1,641,562)           (579,532)               (4,634,462)          (4,047,660)           (8,497,647)           (8,591,153)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                39,130,467         36,914,825            13,627,264           16,245,805               14,934,570           1,273,094              35,483,530           23,298,524              26,220,860          15,193,053                48,595,962           50,171,495            84,116,221            99,250,773
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Janus                               AST - Janus                                 AST - Janus                                AST - Kinetics                             AST - Lord Abbett                              AST - Marsico                                  AST - MFS
                                                             Mid-Cap Growth                                     Overseas Growth                   Strategic Value                                 Internet                                  Bond Debenture                               Capital Growth                               Global Equity
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           9,426,102                  -            57,327,711           61,117,418                  586,058                   -                 116,363                    -                 650,253                   -                94,627,691           78,684,943             2,803,013               116,756
Units Purchased                                                     5,347,823          4,549,468               456,292            7,430,557                1,661,561             120,529                 130,170               23,995               1,612,099              34,974                 7,170,213           21,621,804             1,521,462             1,428,941
Units Transferred Between Sub-accounts                              3,232,113          5,048,195           (13,524,553)          (6,940,931)               2,579,871             466,510                 193,064               92,835               3,510,172             630,083                (9,008,743)             276,496             1,860,812             1,335,516
Units Surrendered                                                    (960,262)          (171,561)           (3,752,032)          (4,279,333)                (251,932)               (981)                (50,246)                (467)               (265,542)            (14,804)               (6,893,359)          (5,955,552)             (378,720)              (78,200)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                17,045,776          9,426,102            40,507,419           57,327,711                4,575,558             586,058                 389,350              116,363               5,506,982             650,253                85,895,802           94,627,691             5,806,567             2,803,013
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - MFS                                 AST - MFS                                      AST                                         AST - Neuberger & Berman                     AST - Neuberger & Berman                  AST - PBHG                                  AST - PIMCO
                                                                 Growth                                        Growth with Income                  Money Market                                Mid-Cap Growth                               Mid-Cap Value                               Small-Cap Growth                                     Limited Maturity Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           7,515,486            409,467             6,937,627              741,323              172,493,206         187,609,708              26,517,850           13,460,525              44,558,699          37,864,586                25,535,093           32,134,969            31,046,956            32,560,943
Units Purchased                                                     6,309,440          4,001,534             3,671,228            3,806,195               98,647,297         172,045,225               2,976,459            6,576,802               4,584,279           4,112,369                   241,528            1,691,590             6,855,556             4,573,653
Units Transferred Between Sub-accounts                            115,724,161          3,271,065             2,045,719            2,523,569              (19,943,222)       (154,154,744)             (1,796,065)           8,088,785               2,685,173           6,160,891                  (919,484)          (6,280,218)            9,094,823            (2,252,122)
Units Surrendered                                                 (11,832,845)          (166,580)             (757,886)            (133,460)             (66,585,222)        (33,006,983)             (1,981,080)          (1,608,262)             (4,529,838)         (3,579,147)               (1,808,315)          (2,011,248)           (4,586,528)           (3,835,518)
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                               117,716,242          7,515,486            11,896,688            6,937,627              184,612,059         172,493,206              25,717,164           26,517,850              47,298,313          44,558,699                23,048,821           25,535,093            42,410,807            31,046,956
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                              AST - PIMCO                                   AST - Sanford Bernstein                     AST - Sanford Bernstein                AST - Scudder                                 AST - Strong                             AST - T. Rowe Price                                     AST - T. Rowe Price
                                                           Total Return Bond                            Core Value                               Managed Index 500                                 Japan                                 International Equity                           Asset Allocation                               Global Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          82,545,240         73,530,507                     -                    -               48,835,089          39,825,951                  84,394                    -              19,112,622          16,903,883                19,704,198           22,002,028            11,219,502            12,533,037
Units Purchased                                                    15,056,609         10,867,479               704,077                    -                5,069,774           8,462,705                 248,162                6,590               1,848,546           4,210,289                 1,323,360            2,308,846               711,946             1,007,702
Units Transferred Between Sub-accounts                             10,639,157          5,273,481             3,588,544                    -               (1,910,618)          3,790,669                 280,195               77,885              (1,616,948)            (64,138)               (1,624,610)          (2,588,933)           (1,280,775)           (1,210,212)
Units Surrendered                                                  (9,212,542)        (7,126,227)              (84,752)                   -               (3,975,524)         (3,244,236)                (16,521)                 (81)             (1,955,360)         (1,937,412)               (1,823,841)          (2,017,743)             (982,611)           (1,111,025)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                99,028,465         82,545,240             4,207,869                    -               48,018,721          48,835,089                 596,230               84,394              17,388,860          19,112,622                17,579,107           19,704,198             9,668,062            11,219,502
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                           AST - T. Rowe Price                             Davis                                   Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA
                                                                     Natural Resources                  Value Fund                                Blue Chip Fund                                       Capital Growth Fund                Equity Index Fund                             Foundation Fund                                       Global Leaders Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           6,520,983          6,201,327               195,203                    -                  351,338                   -                 268,886                    -                 302,954                   -                   755,890                    -               887,758                23,101
Units Purchased                                                       856,718            891,162               311,615              168,437                  236,515             323,390                 399,128              258,526                 203,742             259,407                   330,065              667,039               423,719               462,902
Units Transferred Between Sub-accounts                               (155,294)           (79,604)              120,786               27,420                  (42,273)             31,182                 138,858               11,222                  27,889              44,420                   (28,197)              92,253               286,608               446,486
Units Surrendered                                                    (657,319)          (491,902)               (9,876)                (654)                 (19,278)             (3,234)                (18,475)                (862)                 (8,294)               (873)                  (37,959)              (3,402)              (77,709)              (44,731)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 6,565,088          6,520,983               617,727              195,203                  526,302             351,338                 788,396              268,886                 526,290             302,954                 1,019,799              755,890             1,520,376               887,758
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen VA                             Evergreen VA                                Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 INVESCO VIF
                                                                 International Growth Fund              Omega Fund                                   Perpetual International Fund                     Small-Cap Value Fund               Special Equity Fund                                    Strategic Income Fund                 Dynamics Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended           * May 1 thru         Year Ended              Jan. 1 thru          Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000           Aug. 3, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -             1,637,475                    -                   57,408                   -                  65,490                    -               1,731,145             152,342                   118,558                    -            11,409,827             2,022,585
Units Purchased                                                           352                  -               753,689            1,515,312                    5,413              56,131                 139,848               66,275                 502,070           1,109,747                   169,127              120,079             2,069,898             3,969,062
Units Transferred Between Sub-accounts                                 45,099                  -               291,113              133,633                  (62,667)              1,425                  59,486                 (350)                485,545             529,633                    62,145                 (810)              855,017             6,027,609
Units Surrendered                                                         (93)                 -               (96,430)             (11,470)                    (153)               (148)                 (5,851)                (435)               (178,699)            (60,577)                   (8,514)                (711)             (943,082)             (609,429)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                    45,358                  -             2,585,848            1,637,475                        -              57,408                 258,972               65,490               2,540,062           1,731,145                   341,316              118,558            13,391,660            11,409,827
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                              INVESCO VIF                               INVESCO VIF                                 INVESCO VIF                                 INVESCO VIF                                        Montgomery Variable                  Nike First Trust                                 ProFunds
                                                                  Financial Services Fund                     Health Sciences Fund                Technology Fund                                    Telecommunications Fund               Emerging Markets                                      10 Uncommon Values                      VP Bear
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,091,636            759,104            19,381,405              786,518               29,491,113           4,622,242              17,856,118            4,184,526              12,899,472          12,060,036                 2,690,435                    -                     -                     -
Units Purchased                                                     2,323,790          3,005,893             3,114,993            5,378,661                3,765,519          12,017,020               1,521,290            8,069,101                 836,538           2,474,507                   387,125              706,560               178,199                     -
Units Transferred Between Sub-accounts                             (3,730,125)        10,722,351            (3,872,295)          13,821,022               (4,746,368)         14,569,486              (4,891,395)           6,537,477               1,308,684            (710,436)                 (650,993)           2,039,296             3,035,152                     -
Units Surrendered                                                  (1,073,253)          (395,712)           (1,204,962)            (604,796)              (1,857,642)         (1,717,635)               (932,854)            (934,986)               (949,559)           (924,635)                 (171,302)             (55,421)             (153,454)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                11,612,048         14,091,636            17,419,141           19,381,405               26,652,622          29,491,113              13,553,158           17,856,118              14,095,135          12,899,472                 2,255,266            2,690,435             3,059,897                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                     ProFunds
                                                            VP Biotechnology                           VP Bull Plus                                  VP Energy                                  VP Europe 30                                 VP Financial                                VP Healthcare                                    VP OTC
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended            * Jan. 22 thru        Year Ended             * Jan. 22 thru          Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -               2,327,562              273,963                       -                   -                         -                    -                     -                     -
Units Purchased                                                       438,847                  -               667,858                    -                  296,483                   -                 482,197              901,380                 158,798                   -                   239,023                    -               842,812                     -
Units Transferred Between Sub-accounts                              4,815,995                  -             8,305,636                    -                2,178,531                   -               3,192,410            1,373,170               2,142,715                   -                 3,423,390                    -            11,406,396                     -
Units Surrendered                                                    (161,607)                 -            (1,344,675)                   -                 (175,865)                  -                (290,406)            (220,951)               (147,407)                  -                  (173,316)                   -              (568,019)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 5,093,235                  -             7,628,819                    -                2,299,149                   -               5,711,763            2,327,562               2,154,106                   -                 3,489,097                    -            11,681,189                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                    Prudential
                                                             VP Real Estate                            VP Technology                                     VP Telecommunications                  VP Ultra OTC                              VP Ultra Small-Cap                              VP Utilities                                      SP Jennison Int'l Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended              Year Ended          Year Ended             * Jan. 22 thru          Year Ended            * May 1 thru         Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -              17,597,528            2,906,024               3,258,574             813,904                         -                    -                     -                     -
Units Purchased                                                       104,086                  -               519,443                    -                   71,983                   -               5,306,142            4,076,427                 309,225             951,343                   203,225                    -                50,304                     -
Units Transferred Between Sub-accounts                              3,670,794                  -             2,120,912                    -                  578,239                   -              29,347,431           11,438,688               6,742,566           1,758,770                 1,510,934                    -               237,344                     -
Units Surrendered                                                    (182,045)                 -              (116,060)                   -                  (67,157)                  -              (2,126,405)            (823,611)               (299,884)           (265,443)                 (124,815)                   -               (13,805)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,592,834                  -             2,524,295                    -                  583,065                   -              50,124,696           17,597,528              10,010,482           3,258,574                 1,589,344                    -               273,843                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                                 Rydex                                     Rydex                                       Rydex                                        WFVT                                         WFVT
                                                               Nova Fund                                 OTC Fund                                    Ursa Fund                               Equity Income Fund                           Equity Value Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,799,352          5,474,129            32,179,793           18,520,440                2,269,599           1,803,669                 502,986              136,006               4,442,888           2,826,839
Units Purchased                                                       200,713          2,485,894               947,085           10,862,830                   23,427             237,416                 226,735              208,581                 204,622             527,611
Units Transferred Between Sub-accounts                            (10,154,425)         8,190,715           (15,735,204)           5,100,518               (1,894,400)            352,644                 338,967              176,174                (653,658)          1,292,554
Units Surrendered                                                    (855,022)        (1,351,386)           (1,525,627)          (2,303,995)                 (47,139)           (124,130)                (48,752)             (17,775)               (287,983)           (204,116)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,990,618         14,799,352            15,866,046           32,179,793                  351,487           2,269,599               1,019,937              502,986               3,705,869           4,442,888
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                   --------------------------------
                                                                   --------------------------------
                                                                      Purchases         Sales
                                                                   --------------------------------
                                                                   --------------------------------

            AST - AIM Balanced                                       $ 152,380,597   $ 209,117,441
            AST - Alger All-Cap Growth                               1,004,532,140     363,301,477
            AST - Alger Growth                                           7,135,294   1,336,613,917
            AST - Alger Mid-Cap Growth                                   2,603,400     875,785,741
            AST - Alliance Bernstein Growth & Value                     46,779,035      15,937,531
            AST - Alliance Growth                                      386,945,374     240,492,121
            AST - Alliance Growth & Income                             789,069,687     317,206,068
            AST - American Century Income & Growth                      61,839,317     128,020,302
            AST - American Century International Growth I              778,469,954     512,691,701
            AST - American Century International Growth II             179,443,408     341,676,854
            AST - American Century Strategic Balanced                   55,642,321      50,987,296
            AST - Cohen & Steers Real Estate                           123,591,498     114,980,006
            AST - DeAm Small-Cap Growth                              1,264,025,267   1,181,221,216
            AST - Federated Aggressive Growth                           60,630,450      16,036,134
            AST - Federated High Yield Bond                            462,865,306     386,033,379
            AST - Founders Passport                                    158,708,992     195,843,434
            AST - Gabelli All-Cap Value                                227,689,982      88,728,531
            AST - Gabelli Small-Cap Value                              503,562,874     310,923,998
            AST - Goldman Sachs Small-Cap Value                        332,912,280     166,701,211
            AST - Invesco Equity Income                                398,152,735     397,570,892
            AST - JanCap Growth                                        957,596,313   1,426,103,787
            AST - Janus Mid-Cap Growth                                 140,144,804      94,920,593
            AST - Janus Overseas Growth                                504,953,618     512,920,457
            AST - Janus Strategic Value                                 74,225,343      34,898,123
            AST - Kinetics Internet                                     13,782,966      11,098,129
            AST - Lord Abbett Bond Debenture                            88,090,325      38,552,544
            AST - Marsico Capital Growth                               551,589,020     660,840,721
            AST - MFS Global Equity                                     91,879,008      64,229,046
            AST - MFS Growth                                         1,466,371,299     362,076,161
            AST - MFS Growth with Income                                89,538,236      41,729,183
            AST - Money Market                                       8,891,575,604   8,679,262,534
            AST - Neuberger & Berman Mid-Cap Growth                    751,199,462     680,304,762
            AST - Neuberger & Berman Mid-Cap Value                     493,502,716     392,979,138
            AST - PBHG Small-Cap Growth                                205,143,647     179,100,179
            AST - PIMCO Limited Maturity Bond                          520,799,649     353,612,738
            AST - PIMCO Total Return Bond                              858,320,788     563,308,357
            AST - Sanford Bernstein Core Value                          50,730,970       9,195,298
            AST - Sanford Bernstein Managed Index 500                  341,300,397     343,612,776
            AST - Scudder Japan                                         51,421,894      47,980,586
            AST - Strong International Equity                          750,858,128     742,551,881
            AST - T. Rowe Price Asset Allocation                        95,648,193      90,666,652
            AST - T. Rowe Price Global Bond                             34,821,307      52,765,546
            AST - T. Rowe Price Natural Resources                       83,608,644      69,451,752
            Davis Value Fund                                             4,016,780         259,905
            Evergreen - VA Blue Chip Fund                                2,020,967         595,676
            Evergreen - VA Capital Growth Fund                           6,059,709         203,201
            Evergreen - VA Equity Index Fund                             2,469,705         503,947
            Evergreen - VA Foundation Fund                               3,365,713         872,057
            Evergreen - VA Global Leaders Fund                          31,015,806      25,223,130
            Evergreen - VA International Growth Fund                       489,281          30,846
            Evergreen - VA Omega Fund                                    8,116,093       1,605,132
            Evergreen - VA Perpetual International Fund                     88,095         486,094
            Evergreen - VA Small-Cap Value Fund                          2,871,527         152,883
            Evergreen - VA Special Equity Fund                          25,273,454      16,955,307
            Evergreen - VA Strategic Income Fund                         2,699,898         296,763
            INVESCO - VIF Dynamics Fund                              $ 660,776,759   $ 636,645,790
            INVESCO - VIF Financial Services Fund                      133,582,296     159,236,162
            INVESCO - VIF Health Sciences Fund                         246,634,265     270,340,600
            INVESCO - VIF Technology Fund                              297,992,401     313,609,687
            INVESCO - VIF Telecommunications Fund                      387,770,463     412,895,251
            Montgomery - Emerging Markets                              115,936,768     108,725,536
            Nike - First Trust 10 Uncommon Values                        9,515,145      11,544,163
            ProFunds - VP Bear                                         356,638,985     316,665,586
            ProFunds - VP Biotechnology                                214,180,490     167,031,618
            ProFunds - VP Bull Plus                                    427,870,143     355,742,574
            ProFunds - VP Energy                                       150,974,302     123,410,285
            ProFunds - VP Europe 30                                    291,009,900     255,373,256
            ProFunds - VP Financial                                    139,177,115     118,903,388
            ProFunds - VP Healthcare                                   178,088,101     141,760,719
            ProFunds - VP OTC                                          432,324,337     356,133,245
            ProFunds - VP Real Estate                                  187,980,338     146,891,095
            ProFunds - VP Technology                                   151,882,349     133,600,206
            ProFunds - VP Telecommunications                            78,405,502      70,371,800
            ProFunds - VP Ultra OTC                                    224,918,891     133,740,530
            ProFunds - VP Ultra Small-Cap                              286,358,293     229,556,703
            ProFunds - VP Utilities                                    121,000,876     102,668,460
            Prudential - SP Jennison Int'l Growth                       29,458,670      27,603,712
            Rydex - Nova Fund                                          119,707,999     192,235,524
            Rydex - OTC Fund                                           101,698,388     223,042,434
            Rydex - Ursa Fund                                           58,747,434      79,330,664
            WFVT - Equity Income Fund                                    9,749,589       4,545,697
            WFVT - Equity Value Fund                                    30,724,779      36,813,647
                                                                   --------------------------------
                                                                   --------------------------------
                                                                   $ 29,635,673,849$ 27,877,633,466
                                                                   ================================
                                                                   ================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                   # Of Units Outstanding        Net Asset Value            Net            Expense     Investment      Total
                                                   ----------------------        ---------------
Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest         Assets           Ratio     Income Ratio*   Return*
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Trust (AST):
AIM Balanced                                        26,641,422    30,290,413    $ 10.07   $ 13.81        $ 463,184,439       1.25%           2.72%  -12.97%
Alger All-Cap Growth                               125,442,916    28,229,631       4.59      7.00          695,157,974       1.25%               -  -17.84%
Alger Growth 1                                            -      138,664,577       9.19     10.17                    -           -           0.56%   0.16%
Alger Mid-Cap Growth 2                                    -       88,470,750       8.96     10.30                    -           -               -   0.19%
Alliance Bernstein Growth & Value                    3,351,836             -       8.00     10.06           32,273,758       1.25%               -   -2.49%
Alliance Growth                                     29,478,257    25,796,792       7.84     16.36          430,799,551       1.25%               -   62.12%
Alliance Growth & Income                            63,123,316    53,536,296      15.71     22.81        1,778,634,952       1.25%           0.51%  -49.11%
American Century Income & Growth                    27,386,278    32,388,202      10.00     13.46          352,096,097       1.25%           0.74%   -9.79%
Amercian Century International Growth I             37,487,425    17,007,352      10.74     17.98          481,587,232       1.25%           0.41%  -28.24%
American Century International Growth II 3                        26,340,548       5.94     12.28                    -           -           0.93%  -26.27%
American Century Strategic Balanced                 14,369,895    14,498,180      11.38     14.07          193,957,064       1.25%           1.90%   -5.15%
Cohen & Steers Realty                               12,268,426    11,891,188       9.20     10.71          129,275,923       1.25%           3.06%   1.41%
DeAm Small-Cap Growth                               60,703,791    63,621,279       5.69     11.85          513,314,354       1.25%               -  -29.43%
Federated Aggressive Growth                          6,499,066       196,575       5.28     10.06           46,167,956       1.25%           0.02%  -21.73%
Federated High Yield Bond                           39,130,467    36,914,825       8.36     10.46          494,603,861       1.25%          10.89%   -1.26%
Founders Passport                                   13,627,264    16,245,805       8.56     14.91          146,801,965       1.25%               -  -33.17%
Gabelli All-Cap Value                               14,934,570     1,273,094       8.60     10.86          144,955,652       1.25%           0.03%   -3.55%
Gabelli Small-Cap Value                             35,483,530    23,298,524      10.86     13.79          499,641,677       1.25%           0.48%   5.48%
Goldman Sachs Small-Cap Value                       26,220,860    15,193,053      12.75     15.68          396,338,558       1.25%               -   8.37%
Invesco Equity Income                               48,595,962    50,171,495      13.67     17.99          964,044,028       1.25%           2.30%   -9.87%
JanCap Growth                                       84,116,221    99,250,773      19.36     38.54        2,331,057,650       1.25%               -  -32.63%
Janus Mid-Cap Growth                                17,045,776     9,426,102       3.31      7.85           66,137,168       1.25%           0.08%  -41.01%
Janus Overseas Growth                               40,507,419    57,327,711       8.48     19.71          548,295,456       1.25%           6.01%  -24.62%
Janus Strategic Value                                4,575,558       586,058       7.98     10.43           41,867,147       1.25%           0.06%   -6.86%
Kinetics Internet                                      389,350       116,363       7.40      8.73            3,208,454       1.25%               -   2.90%
Lord Abbett Bond Debenture                           5,506,982       650,253       9.85     10.62           56,635,959       1.25%           0.04%   1.59%
Marsico Capital Growth                              85,895,802    94,627,691      11.53     18.26        1,180,585,665       1.25%               -  -22.81%
MFS Global Equity                                    5,806,567     2,803,013     $ 7.75   $ 10.41      $ 51,931,371.00       1.25%               -  -11.23%
MFS Growth                                         117,716,242     7,515,486       6.70     10.79       943,892,034.00       1.25%               -  -22.78%
MFS Growth with Income                              11,896,688     6,937,627       7.63     10.54          102,759,926       1.25%           0.13%  -16.65%
Money Market                                       184,612,059   172,493,206       1.00      1.00        2,445,129,183       1.25%           3.59%   2.32%
Neuberger & Berman Mid-Cap Growth                   25,717,164    26,517,850      10.57     22.61          487,415,278       1.25%               -  -26.83%
Neuberger & Berman Mid-Cap Value                    47,298,313    44,558,699      13.08     16.62       953,653,982.00       1.25%           0.14%   -4.39%
PBHG Small-Cap Growth                               23,048,821    25,535,093      11.87     22.48       457,181,229.00       1.25%               -   -7.78%
Pimco Limited Maturity Bond                         42,410,807    31,046,956      10.65     11.39          577,333,950       1.25%           4.57%   6.46%
Pimco Total Return Bond                             99,028,465    82,545,240      11.15     12.27        1,530,902,033       1.25%           4.73%   7.34%
Sanford Bernstein Core Value                         4,207,869             -       8.74     10.33           42,266,883       1.25%               -   0.30%
Sanford Bernstein Managed Index 500                 48,018,721    48,835,089       9.47     12.91          577,437,079       1.25%           0.22%  -11.28%
Scudder Japan                                          596,230        84,394       4.99      8.25            3,035,133       1.25%               -  -38.31%
Strong International Equity                         17,388,860    19,112,622      13.37     22.45          422,244,622       1.25%           0.19%  -23.83%
T. Rowe Price Asset Allocation                      17,579,107    19,704,198      13.39     18.69          319,046,785       1.25%           3.10%   -6.13%
T. Rowe Price Global Bond                            9,668,062    11,219,502       9.16     10.02          102,653,229       1.25%               -   1.22%
T. Rowe Price Natural Resources                      6,565,088     6,520,983      12.76     17.23          129,428,870       1.25%           1.14%   -0.71%
Davis Funds:
Davis Value Fund                                       617,727       195,203       8.27     11.27            5,402,164       1.25%               -  -12.01%
Evergreen Funds:
VA Blue Chip Fund                                      526,302       351,338       6.37      8.97            3,891,203       1.25%           0.32%  -17.78%
VA Capital Growth Fund                                 788,396       268,886      12.03     16.82            8,358,559       1.25%           0.44%  -14.17%
VA Equity Index Fund                                   526,290       302,954       7.60     10.72            4,326,928       1.25%           1.24%  -13.20%
VA Foundation Fund                                   1,019,799       755,890      12.19     14.63            8,870,162       1.25%           2.32%   -9.85%
VA Global Leaders Fund                               1,520,376       887,758      10.30     14.57           13,688,682       1.25%           0.28%  -14.64%
VA International Growth Fund                            45,358           -         8.49     10.15              421,638       1.25%           0.47%  -16.80%
VA Omega Fund                                        2,585,848     1,637,475      10.00     17.42           17,341,986       1.25%               -  -10.73%
VA Perpetual International Fund4                            -         57,408      12.24     16.02                    -           -           0.75%  -21.21%
VA Small-Cap Value Fund                                258,972        65,490      10.66     13.27            3,690,353           -           0.33%   16.46%
VA Special Equity Fund                               2,540,062     1,731,145       7.97     10.59           25,340,271       1.25%               -   -9.39%
VA Strategic Income Fund                               341,316       118,558     $ 8.98    $ 9.61       $ 3,512,462.00       1.25%           8.57%   4.72%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   13,391,660    11,409,827       9.40     19.23       120,295,329.00       1.25%               -  -32.10%
VIF Financial Services Fund                         11,612,048    14,091,636      10.30     13.91          144,864,867       1.25%           0.22%  -11.15%
VIF Health Sciences Fund                            17,419,141    19,381,405      14.84     20.24          219,115,896       1.25%           0.33%  -13.81%
VIF Technology Fund                                 26,652,622    29,491,113      10.74     32.11          177,600,254       1.25%               -  -39.68%
VIF Telecommunications Fund                         13,553,158    17,856,118       4.52     14.53           67,891,196       1.25%               -  -59.85%
Montgomery Variable Series:
Emerging Markets                                    14,095,135    12,899,472       5.57      8.64           91,629,764       1.25%               -   -8.26%
NIKE:
First Trust 10 Uncommon Values                       2,255,266    2,690,435        4.36      9.10        10,636,782.00       1.25%               -  -36.54%
Profunds:
VP Bear                                              3,059,897            -      10.00      41.99        35,300,301.00       1.25%               -   14.48%
VP Biotechnology                                     5,093,235            -      10.00      32.25           42,620,918       1.25%               -  -15.38%
VP Bull Plus                                         7,628,819            -      10.00      30.99           56,987,150       1.25%               -  -23.84%
VP Energy                                            2,299,149            -      10.00      34.72           21,123,539       1.25%               -   -7.66%
VP Europe 30                                         5,711,763    2,327,562      10.00      32.88           44,975,990       1.25%               -  -25.18%
VP Financial                                         2,154,106            -      10.00      31.22           19,854,014       1.25%               -   -7.38%
VP Healthcare                                        3,489,097            -      10.00      31.16           32,629,559       1.25%               -   -6.11%
VP OTC                                             11,681,189             -      10.00      30.94           67,352,846       1.25%               -  -39.90%
VP Real Estate                                       3,592,834            -      10.00      34.23           38,669,672       1.25%               -   7.19%
VP Technology                                        2,524,295            -      10.00      30.88            4,136,919       1.25%               -  -38.54%
VP Telecommunications                                  583,065           -       10.00      30.27           95,662,983       1.25%               -  -27.38%
VP Ultra OTC                                        50,124,696    17,597,528      2.64      19.76           83,740,574       1.25%               -  -69.16%
VP Ultra Small-Cap                                  10,010,482     3,258,574     10.00      30.43           14,920,314       1.25%               -   -8.91%
VP Utilities                                         1,589,344            -      10.00      33.29           12,907,953       1.25%               -  -17.70%
Prudential Funds:
SP Jennison Int'l Growth                               273,843           -        4.70      10.00           2,023,829        1.25%           0.11%  -17.52%
Rydex Inc:
Nova Fund                                            3,990,618   14,799,352     $ 6.79   $ 14.67      $ 25,570,952.00        1.25%           8.28%  -24.65%
OTC Fund                                            15,866,046   32,179,793      10.63     26.62          105,471,178        1.25%               -  -36.09%
Ursa Fund                                              351,487    2,269,599       5.86      7.56            4,233,769        1.25%           6.29%   13.38%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                   1,019,937      502,986      13.37     17.33            9,556,312        1.25%           1.05%   -6.74%
Equity Value Fund                                    3,705,869    4,442,888       7.70     10.07           32,706,250        1.25%           0.59%   -7.70%

--------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01
4 - Evergreen VA Perpetual International  merged into Evergreen VA International Growth on 8/3/2001

* Annualized

AS Apex

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity :
                           (1)      Group Contract filed via EDGAR with Pre-Effective  Amendment No. 1 to Registration Statement No.
                                    333-49478, filed February 14, 2001.
                           (2)      Individual  Contract  without  fixed  filed  via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                                    Registration Statement No. 333-49478, filed February 14, 2001.
                           (3)      Individual  Contract  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to  Registration
                                    Statement No. 333-49478, filed February 14, 2001.

(b)      Copy of Guaranteed Minimum Death Benefit  Endorsement filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration
                           Statement No. 33-87010, filed April 26, 1999.

                  (c)      Copy of Percent Death Benefit Endorsement   filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1  to
                           Registration Statement No. 333-49478, filed February 14, 2001.

                  (d)      Copy of  percent  Death  Benefit  Endorsement  filed  via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration
                           Statement No. 333-08853, filed July 25, 1996.

(c)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                           33-86866, filed April 26, 2000

(d)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement No.
                           33-87010, filed April 26, 2000.

(e)      INVESCO  Variable  Investment  Funds,  Inc.  filed via  EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(f)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration  Statement No. 33-87010,  filed April
                           26, 2000.

(g)      Wells Fargo Variable Trust filed via EDGAR with Initial  Registration to this Registration  Statement No. 333-49478,  filed
                           November 7, 2000.

(h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

         (9)      Opinion and Consent of Counsel                                                                    FILED HEREWITH
         2
         (10)     Consent of Ernst & Young LLP                                                                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  --------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life  insurance  designed for long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:   As of December 31, 2001 there were 2,050 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel         FILED HEREWITH

No. 10        Consent of Ernst & Young LLP           FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this   26th day of April, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 1 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    April 26, 2002
  Carl A. Cavaliere                and  Business Controller

  /s/ Thomas M. Mazzaferro         Executive Vice President,                             April 26, 2002
  Thomas M. Mazzaferro             Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.